United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza Bloomington, IL	61791-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Paul J. Smith	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2013

Date of reporting period: 09/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (96.88%)
Consumer Discretionary (18.67%)
Advance Auto Parts Inc.	7,065	$584,134
Amazon.com Inc. (a)	800	250,112
Best Buy Co. Inc.	7,900	296,250
Comcast Corp. Class A	17,400	785,610
Delphi Automotive PLC	6,700	391,414
Ford Motor Co.	17,900	301,973
Fossil Group Inc. (a)	2,100	244,104
GAP Inc., The	5,900	237,652
Garmin Ltd.	5,900	266,621
Goodyear Tire & Rubber Co., The (a)	23,900	536,555
H&R Block Inc.	6,800	181,288
Hanesbrands Inc.	4,500	280,395
Home Depot Inc., The	4,300	326,155
Lear Corp.	3,500	250,495
McDonald’s Corp.	2,600	250,146
PetSmart Inc.	1,500	114,390
Polaris Industries Inc.	6,800	878,424
Ross Stores Inc.	3,000	218,400
Sally Beauty Holdings Inc. (a)	8,200	214,512
Target Corp.	6,800	435,064
Time Warner Inc.	7,700	506,737
TJX Companies Inc.	6,000	338,340
Tractor Supply Co.	3,200	214,944
Twenty-First Century Fox Inc. Class A	8,300	278,050
VF Corp.	1,300	258,765
Viacom Inc. Class B	6,200	518,196
Walt Disney Co., The	3,900	251,511

		9,410,237

Consumer Staples (9.41%)
Church & Dwight Co. Inc.	4,000	240,200
Colgate-Palmolive Co.	11,800	699,740
Costco Wholesale Corp.	2,500	287,800
General Mills Inc.	12,400	594,208
Herbalife Ltd.	3,900	272,103
Hershey Co., The	2,800	259,000
Kimberly-Clark Corp.	2,900	273,238
Kroger Co., The	6,500	262,210
McCormick & Company Inc.	7,300	472,310
Monster Beverage Corp. (a)	4,600	240,350
PepsiCo Inc.	5,800	461,100
Safeway Inc.	11,700	374,283
Whole Foods Market Inc.	5,200	304,200

		4,740,742

Energy (7.08%)
Anadarko Petroleum Corp.	5,500	511,445
Chevron Corp.	5,100	619,650
ConocoPhillips	2,800	194,628
Diamond Offshore Drilling Inc.	2,100	130,872
EQT Corp.	2,900	257,288
Exxon Mobil Corp.	5,100	438,804
HollyFrontier Corp.	4,400	185,284
Marathon Petroleum Corp.	2,600	167,232
Noble Energy Inc.	4,100	274,741
Occidental Petroleum Corp.	5,600	523,824

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Schlumberger Ltd.	3,000	$265,080

		3,568,848

Financials (14.99%)
ACE Ltd.	5,000	467,800
American International Group Inc.	14,800	719,724
American Tower Corp.	2,700	200,151
Ameriprise Financial Inc.	2,700	245,916
Arch Capital Group Ltd. (a)	4,900	265,237
Bank of America Corp.	42,400	585,120
Capital One Financial Corp.	11,700	804,258
CIT Group Inc. (a)	9,600	468,192
Discover Financial Services	7,000	353,780
Hartford Financial Services Group Inc., The	15,300	476,136
JPMorgan Chase & Co.	15,900	821,871
MetLife Inc.	5,100	239,445
Prudential Financial Inc.	2,900	226,142
U.S. Bancorp	6,300	230,454
Ventas Inc.	7,700	473,550
Wells Fargo & Co.	23,600	975,152

		7,552,928

Health Care (11.48%)
Abbott Laboratories	10,800	358,452
AbbVie Inc.	3,700	165,501
Baxter International Inc.	6,400	420,416
Cigna Corp.	3,300	253,638
Covidien PLC	7,400	450,956
DaVita HealthCare Partners Inc. (a)	11,800	671,420
Express Scripts Holding Co. (a)	7,400	457,172
Gilead Sciences Inc. (a)	4,500	282,780
HCA Holdings Inc.	8,100	346,275
Johnson & Johnson	7,000	606,830
Novartis AG ADR	3,300	253,143
Regeneron Pharmaceuticals Inc. (a)	1,800	563,166
Tenet Healthcare Corp. (a)	5,100	210,069
United Therapeutics Corp. (a)	2,900	228,665
Varian Medical Systems Inc. (a)	3,400	254,082
Waters Corp. (a)	2,500	265,525

		5,788,090

Industrials (10.39%)
Boeing Co., The	4,800	564,000
Cintas Corp.	5,100	261,120
Delta Air Lines Inc.	14,700	346,773
Equifax Inc.	7,400	442,890
General Dynamics Corp.	3,200	280,064
Hertz Global Holdings Inc. (a)	10,000	221,600
Honeywell International Inc.	6,100	506,544
Precision Castparts Corp.	1,200	272,688
Snap-on Inc.	2,700	268,650
Tyco International Ltd.	7,400	258,852
Union Pacific Corp.	5,100	792,234
United Technologies Corp.	5,000	539,100

See accompanying notes to schedules of investments.	1

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
W.W. Grainger Inc.	900	$235,539
WESCO International Inc. (a)	3,200	244,896

		5,234,950

Information Technology (17.10%)
Accenture PLC Class A	10,000	736,400
Alliance Data Systems Corp. (a)	2,300	486,381
Amdocs Ltd.	4,000	146,560
Amphenol Corp. Class A	2,900	224,402
Apple Inc.	1,400	667,450
Automatic Data Processing Inc.	3,500	253,330
Cisco Systems Inc.	10,900	255,278
Electronic Arts Inc. (a)	10,600	270,830
Fiserv Inc. (a)	2,600	262,730
Gartner Inc. (a)	4,300	258,000
Google Inc. Class A (a)	250	218,978
International Business Machines Corp.	1,900	351,842
Intuit Inc.	4,500	298,395
LinkedIn Corp. Class A (a)	1,700	418,302
MasterCard Inc. Class A	400	269,112
Microsoft Corp.	7,900	263,149
NetSuite Inc. (a)	3,200	345,408
Oracle Corp.	15,100	500,867
Paychex Inc.	6,900	280,416
QUALCOMM Inc.	7,400	498,464
Rackspace Hosting Inc. (a)	3,300	174,108
Seagate Technology PLC	7,800	341,172
Visa Inc. Class A	1,400	267,540
Western Digital Corp.	6,400	405,760
Western Union Co.	14,900	278,034
Xilinx Inc.	3,100	145,266

		8,618,174

Materials (5.45%)
CF Industries Holdings Inc.	1,000	210,830
Ecolab Inc.	2,700	266,652
LyondellBasell Industries NV Class A	3,800	278,274
Praxair Inc.	2,100	252,441
Rock Tenn Co. Class A	2,500	253,175
Sealed Air Corp.	17,000	462,230
Sherwin-Williams Co., The	3,000	546,540
Sigma-Aldrich Corp.	5,600	477,680

		2,747,822

Telecommunication Services (1.37%)
AT&T Inc.	13,100	443,042
Verizon Communications Inc.	5,300	247,298

		690,340

Utilities (0.94%)
NextEra Energy Inc.	5,900	472,944

Total Common Stocks
(cost $38,938,850)		48,825,075

	Shares	Value
Short-term Investments (2.55%)
JPMorgan U.S. Government Money Market Fund	1,285,148	$1,285,148

Total Short-term Investments
(cost $1,285,148)		1,285,148

TOTAL INVESTMENTS (99.43%)
(cost $40,223,998)		50,110,223
OTHER ASSETS, NET OF LIABILITIES (0.57%)		288,459

NET ASSETS (100.00%)		$50,398,682

(a)	Non-income producing security.

ADR - American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (98.37%)
Consumer Discretionary (15.90%)
AMC Networks Inc. Class A (a)	3,920	$268,442
Arctic Cat Inc.	6,800	387,941
BorgWarner Inc.	3,730	378,185
Brown Shoe Company Inc.	14,300	335,621
Cumulus Media Inc. Class A (a)	54,100	286,730
Dillard’s Inc. Class A	2,310	180,873
Discovery Communications Inc. Class A (a)	3,850	325,017
Dunkin’ Brands Group Inc.	8,280	374,753
Five Below Inc. (a)	4,140	181,125
GNC Holdings Inc. Class A	4,150	226,714
Harman International Industries Inc.	4,040	267,569
hhgregg Inc. (a)	17,100	306,261
Johnson Controls Inc.	6,870	285,105
Lions Gate Entertainment Corp. (a)	7,760	271,988
Live Nation Entertainment Inc. (a)	9,350	173,442
M/I Homes Inc. (a)	13,100	270,122
Madison Square Garden Co. Class A, The (a)	3,320	192,792
Men’s Wearhouse Inc., The	8,700	296,235
Meritage Homes Corp. (a)	5,900	253,405
Michael Kors Holdings Ltd. (a)	2,500	186,300
Mohawk Industries Inc. (a)	3,460	450,665
Norwegian Cruise Line Holdings Ltd. (a)	5,880	181,398
PetSmart Inc.	3,260	248,608
Pool Corp.	3,510	197,016
PVH Corp.	1,860	220,763
Ryland Group Inc., The	8,000	324,320
Sinclair Broadcast Group Inc. Class A	14,300	479,336
Sirius XM Radio Inc.	40,690	157,470
Skechers U.S.A. Inc. Class A (a)	9,300	289,323
Tractor Supply Co.	3,760	252,559
Ulta Salon, Cosmetics & Fragrance Inc. (a)	1,700	203,082
Under Armour Inc. Class A (a)	2,470	196,242
Urban Outfitters Inc. (a)	7,120	261,802

		8,911,204

Consumer Staples (5.24%)
Andersons Inc., The	4,700	328,530
Chiquita Brands International Inc. (a)	24,400	308,904
Church & Dwight Co. Inc.	4,490	269,624
Fresh Del Monte Produce Inc.	8,800	261,184
Hain Celestial Group Inc., The (a)	2,490	192,029
Monster Beverage Corp. (a)	3,810	199,072
Pantry Inc., The (a)	14,100	156,228
Pilgrim’s Pride Corp. (a)	8,020	134,656
Rite Aid Corp. (a)	81,200	386,512
Spartan Stores Inc.	12,100	266,926
Tyson Foods Inc. Class A	6,560	185,517
Weis Markets Inc.	5,000	244,700

		2,933,882

	Shares	Value
Common Stocks (Cont.)
Energy (8.92%)
Bristow Group Inc.	4,400	$320,145
Cloud Peak Energy Inc. (a)	12,100	177,507
Continental Resources Inc. (a)	6,220	667,157
Exterran Holdings Inc. (a)	10,700	294,999
FMC Technologies Inc. (a)	4,380	242,740
Green Plains Renewable Energy Inc.	14,900	239,145
Helix Energy Solutions Group Inc. (a)	13,500	342,495
Oasis Petroleum Inc. (a)	5,410	265,793
Oceaneering International Inc.	2,030	164,917
Pioneer Energy Services Corp. (a)	19,900	149,449
Renewable Energy Group Inc. (a)	28,500	431,775
Rosetta Resources Inc. (a)	3,820	208,037
SM Energy Co.	4,470	345,039
Stone Energy Corp. (a)	11,400	369,702
Swift Energy Co. (a)	3,100	35,402
W&T Offshore Inc.	18,100	320,732
Western Refining Inc.	11,300	339,452
Westmoreland Coal Co. (a)	6,400	84,352

		4,998,838

Financials (25.15%)
Affiliated Managers Group Inc. (a)	1,660	303,183
Agree Realty Corp.	4,800	144,864
Argo Group International Holdings Ltd.	5,390	231,123
Berkshire Hills Bancorp Inc.	11,500	288,765
Brookline Bancorp Inc.	25,900	243,719
Brown & Brown Inc.	6,270	201,267
Capitol Federal Financial Inc.	23,400	290,862
Cathay General Bancorp	13,100	306,147
CNO Financial Group Inc.	20,500	295,200
Community Bank System Inc.	9,300	317,316
DCT Industrial Trust Inc.	35,000	251,650
Dime Community Bancshares	14,300	238,095
Discover Financial Services	7,200	363,888
East West Bancorp Inc.	4,390	140,260
Education Realty Trust Inc.	18,900	171,990
EverBank Financial Corp.	19,100	286,118
FBL Financial Group Inc. Class A	4,100	184,090
First American Financial Corp.	11,300	275,155
First Interstate BancSystem Inc.	9,400	227,010
First Republic Bank	4,800	223,824
Franklin Financial Corp.	4,100	77,736
Geo Group Inc., The	7,300	242,725
Gramercy Property Trust Inc. (a)	46,300	192,145
Hartford Financial Services Group Inc., The	8,210	255,495
HCI Group Inc.	8,900	363,476
Heritage Financial Corp.	4,400	68,288
Horace Mann Educators Corp.	10,600	300,828
Interactive Brokers Group Inc. Class A	10,000	187,700
IntercontinentalExchange Inc. (a)	1,020	185,048
Invesco Ltd.	7,060	225,214
iStar Financial Inc. (a)	24,300	292,572

See accompanying notes to schedules of investments.	3

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (cont.)
Jones Lang LaSalle Inc.	4,560	$398,088
LaSalle Hotel Properties	7,860	224,167
Mid-America Apartment Communities Inc.	5,300	331,250
Nelnet Inc. Class A	7,600	292,220
Northwest Bancshares Inc.	23,300	308,026
Ocwen Financial Corp. (a)	8,400	468,468
OFG Bancorp	15,400	249,326
One Liberty Properties Inc.	11,963	242,610
OneBeacon Insurance Group Ltd. Class A	18,800	277,488
Platinum Underwriters Holdings Ltd.	5,600	334,488
Primerica Inc.	9,100	367,094
Renasant Corp.	6,100	165,737
RLI Corp.	3,000	262,260
Rockville Financial Inc.	9,000	117,000
Selective Insurance Group Inc.	12,200	298,900
Signature Bank (a)	2,930	268,154
Stewart Information Services Corp.	5,200	166,348
Susquehanna Bancshares Inc.	21,600	271,080
Symetra Financial Corp.	16,200	288,684
Trustmark Corp.	10,700	273,920
Webster Financial Corp.	10,000	255,300
Weyerhaeuser Co.	7,020	200,983
Whitestone REIT	9,200	135,516
Wintrust Financial Corp.	7,200	295,704
Zions Bancorporation	8,170	224,021

		14,092,585

Health Care (9.68%)
Actavis Inc. (a)	1,840	264,961
Albany Molecular Research Inc. (a)	26,900	346,741
Alliance HealthCare Services Inc. (a)	10,600	293,514
AMN Healthcare Services Inc. (a)	23,400	321,984
ARIAD Pharmaceuticals Inc. (a)	10,810	198,904
BioMarin Pharmaceutical Inc. (a)	2,890	208,716
Catamaran Corp. (a)	6,940	318,893
Cooper Companies Inc., The	1,580	204,910
Health Net Inc. (a)	5,090	161,353
Illumina Inc. (a)	3,540	286,138
Incyte Corp. (a)	4,880	186,172
Kindred Healthcare Inc.	24,500	329,035
Medivation Inc. (a)	4,850	290,709
PDL BioPharma Inc.	30,900	246,273
Perrigo Co.	3,510	433,064
ResMed Inc.	3,740	197,547
Salix Pharmaceuticals Ltd. (a)	2,330	155,830
Select Medical Holdings Corp.	33,900	273,573
Shire PLC ADR	2,660	318,907
Triple-S Management Corp. Class B (a)	5,300	97,467
Zoetis Inc.	9,220	286,926

		5,421,617

Industrials (12.98%)
A.O. Smith Corp.	3,710	167,694

	Shares	Value
Common Stocks (Cont.)
Industrials (cont.)
AAR Corp.	12,200	$333,426
Air Lease Corp.	7,390	204,407
AMERCO	2,300	423,499
American Woodmark Corp. (a)	8,100	280,665
B/E Aerospace Inc. (a)	6,660	491,641
CBIZ Inc. (a)	14,900	110,856
Consolidated Graphics Inc. (a)	7,000	392,420
Embraer SA ADR	2,180	70,785
Fortune Brands Home & Security Inc.	11,210	466,672
Hawaiian Holdings Inc. (a)	38,100	283,464
Heartland Express Inc.	15,500	219,945
Hexcel Corp. (a)	4,240	164,512
Huron Consulting Group Inc. (a)	4,600	242,006
Kansas City Southern	3,240	354,326
MasTec Inc. (a)	5,540	167,862
Pacer International Inc. (a)	16,200	100,278
Precision Castparts Corp.	1,205	273,824
Quanta Services Inc. (a)	13,870	381,564
Republic Airways Holdings Inc. (a)	33,100	393,890
Rockwell Automation Inc.	2,120	226,713
Saia Inc. (a)	16,650	519,147
United Rentals Inc. (a)	5,900	343,911
Verisk Analytics Inc. Class A (a)	3,370	218,915
W.W. Grainger Inc.	840	219,836
Wabtec Corp.	3,530	221,931

		7,274,189

Information Technology (14.78%)
Alliance Data Systems Corp. (a)	1,500	317,206
Amkor Technology Inc. (a)	35,200	151,008
Amphenol Corp. Class A	3,490	270,056
Avago Technologies Ltd.	7,270	313,482
CACI International Inc. Class A (a)	3,500	241,885
Cadence Design Systems Inc. (a)	23,220	313,470
Citrix Systems Inc. (a)	5,860	413,775
CommVault Systems Inc. (a)	2,110	185,321
Concur Technologies Inc. (a)	1,460	161,330
EarthLink Inc.	45,200	223,740
Equinix Inc. (a)	1,030	189,160
F5 Networks Inc. (a)	2,560	219,546
Fortinet Inc. (a)	11,140	225,696
Gartner Inc. (a)	2,230	133,800
Insight Enterprises Inc. (a)	14,700	278,124
j2 Global Inc.	7,500	371,400
JDS Uniphase Corp. (a)	14,950	219,914
LinkedIn Corp. Class A (a)	1,240	305,114
Microchip Technology Inc.	5,780	232,876
NCR Corp. (a)	7,410	293,510
NXP Semiconductors NV (a)	10,610	394,798
PC Connection Inc.	8,400	126,756
Plexus Corp. (a)	9,900	368,280
Red Hat Inc. (a)	4,230	195,172
Sanmina Corp. (a)	20,400	356,796
ServiceNow Inc. (a)	3,000	155,850
Silicon Graphics International Corp. (a)	16,600	269,750

4	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (cont.)
Sykes Enterprises Inc. (a)	16,400	$293,724
TeleCommunication Systems Inc. Class A (a)	55,100	135,546
Ultimate Software Group Inc., The (a)	1,150	169,510
Unisys Corp. (a)	14,100	355,179
Vantiv Inc. Class A (a)	9,580	267,665
Xilinx Inc.	2,860	134,020

		8,283,459

Materials (3.48%)
Eagle Materials Inc.	4,090	296,730
Ecolab Inc.	1,630	160,979
Martin Marietta Materials Inc.	1,930	189,468
P. H. Glatfelter Co.	12,100	327,547
Packaging Corporation of America	3,330	190,110
Sensient Technologies Corp.	7,000	335,230
Sherwin-Williams Co., The	1,050	191,289
Tredegar Corp.	9,900	257,400

		1,948,753

Telecommunication Services (0.40%)
Cincinnati Bell Inc. (a)	82,100	223,312

		223,312

Utilities (1.84%)
American States Water Co.	10,800	297,648
American Water Works Company Inc.	6,130	253,046
Black Hills Corp.	4,500	224,370
Otter Tail Corp.	9,300	256,680

		1,031,744

Total Common Stocks
(cost $46,723,513)		55,119,583

	Shares	Value
Registered Investment Companies (0.48%)
Financials (0.48%)
Fifth Street Finance Corp.	26,300	$270,627

Total Registered Investment Companies
(cost $283,118)		270,627

Short-term Investments (1.03%)
JPMorgan U.S. Government Money Market Fund	574,087	574,087

Total Short-term Investments
(cost $574,087)		574,087

TOTAL INVESTMENTS (99.88%)
(cost $47,580,718)		55,964,297
OTHER ASSETS, NET OF LIABILITIES (0.12%)		68,801

NET ASSETS (100.00%)		$56,033,098

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	5

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (97.21%)
Argentina (0.52%)
MercadoLibre Inc.	1,756	$236,901

Australia (0.06%)
BHP Billiton PLC	950	27,991

Austria (0.45%)
Erste Group Bank AG	6,451	203,868

Belgium (1.08%)
Anheuser-Busch InBev NV	4,961	493,832

Brazil (1.09%)
BR Malls Participacoes SA	25,900	234,891
Itau Unibanco Holding SA ADR	18,572	262,237

		497,128

Canada (7.20%)
Barrick Gold Corp.	5,347	99,561
Canadian Pacific Railway Ltd.	7,445	918,581
Dollarama Inc.	3,168	257,458
Imax Corp. (a)	8,852	267,684
Lululemon Athletica Inc. (a)	12,230	893,891
Potash Corporation of Saskatchewan Inc.	4,410	137,945
Suncor Energy Inc.	19,876	710,677

		3,285,797

China (0.88%)
PetroChina Company Ltd. H	132,000	145,345
Youku Tudou Inc. ADR (a)	9,405	257,697

		403,042

Denmark (0.99%)
Novo Nordisk A/S Class B	2,654	450,589

France (8.87%)
Accor SA	5,677	236,087
Air Liquide SA	1,134	157,939
AXA SA	25,017	579,583
Compagnie de Saint-Gobain	4,851	240,227
DANONE SA	4,557	343,017
Essilor International SA	1,155	124,222
JC Decaux SA	6,016	221,496
Legrand SA	4,389	243,533
L’Oreal SA	2,188	375,777
LVMH Moet Hennessy Louis Vuitton SA	356	70,123
Pernod Ricard SA	3,288	408,298
Remy Cointreau SA	2,211	235,613
Sanofi	600	60,854
Schneider Electric SA	5,137	434,419
Unibail-Rodamco SE	1,271	315,351

		4,046,539

Germany (8.44%)
Adidas AG	4,196	455,147

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Allianz SE Reg.	2,721	$427,745
Bayerische Motoren Werke (BMW) AG	6,804	731,505
Continental AG	1,356	229,858
Daimler AG Registered Shares	4,109	320,302
Fresenius Medical Care AG & Co. KGaA	2,190	142,478
Fresenius SE & Co. KGaA	1,332	165,459
Linde AG	2,296	454,740
SAP AG	5,351	395,762
Wirecard AG	15,414	527,264

		3,850,260

Hong Kong (2.83%)
AIA Group Ltd.	143,000	672,050
Cheung Kong Holdings Ltd.	20,000	303,769
Hang Lung Properties Ltd.	25,000	85,419
Sands China Ltd.	37,600	232,699

		1,293,937

India (0.51%)
Tata Motors Ltd. Sponsored ADR	8,757	233,111

Italy (0.83%)
Intesa Sanpaolo	183,288	378,141

Japan (10.65%)
Dentsu Inc.	3,900	147,993
Fanuc Corp.	7,200	1,187,366
Japan Exchange Group Inc.	16,500	364,764
Japan Tobacco Inc.	13,200	474,042
JIN Co. Ltd.	6,400	240,257
Komatsu Ltd.	5,700	141,434
Mizuho Financial Group Inc.	243,900	528,518
Rakuten Inc.	35,200	531,787
SMC Corp.	1,300	308,683
START TODAY Co. Ltd.	13,900	391,002
Toyota Motor Corp.	8,500	542,194

		4,858,040

Malaysia (1.21%)
Genting Berhad	91,000	290,351
Sime Darby Berhad	90,500	263,768

		554,119

Netherlands (4.64%)
ASML Holding NV	9,979	985,507
Heineken NV	5,055	358,277
Royal Dutch Shell PLC Class A	9,368	308,980
Yandex NV Class A (a)	12,709	462,862

		2,115,626

Panama (0.53%)
Copa Holdings SA Class A	1,756	243,505

6	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Portugal (1.26%)
Jeronimo Martins SGPS SA	27,995	$574,913

Singapore (0.88%)
DBS Group Holdings Ltd.	8,230	107,717
United Overseas Bank Ltd.	17,974	296,140

		403,857

South Africa (1.35%)
Naspers Ltd. N Shares	6,640	614,013

Spain (1.98%)
Banco Bilbao Vizcaya Argentaria SA	53,704	600,118
Banco Bilbao Vizcaya Argentaria SA Rights (a)	52,781	7,212
Banco Santander SA	36,254	295,650

		902,980

Sweden (2.65%)
Atlas Copco AB Class A	15,300	448,046
Investor AB B Shares	8,200	248,806
Sandvik AB	18,227	251,849
Volvo AB B Shares	17,503	262,135

		1,210,836

Switzerland (14.46%)
ABB Ltd. Reg.	12,774	302,134
Compagnie Financiere Richemont SA Reg.	4,809	481,777
Holcim Ltd. Reg.	3,841	285,840
Nestle SA Reg.	17,394	1,216,532
Novartis AG	5,005	384,639
Roche Holding AG	5,727	1,544,552
Swatch Group AG, The	1,145	736,872
Syngenta AG Reg.	870	355,369
UBS AG Reg.	63,127	1,291,369

		6,599,084

Taiwan (2.29%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR	61,590	1,044,566

United Kingdom (16.54%)
Anglo American PLC	9,137	224,541
ARM Holdings PLC	7,474	119,303
BG Group PLC	18,926	361,697
British American Tobacco PLC	6,298	334,067
CRH PLC	4,422	105,807
Diageo PLC	38,583	1,227,378
Domino’s Pizza Group PLC	24,513	231,755
GlaxoSmithKline PLC	17,011	428,922
Glencore Xstrata PLC	181,340	988,455
InterContinental Hotels Group PLC	23,783	693,812
Lloyds Banking Group PLC (a)	424,067	505,143
Pearson PLC	9,856	200,566
Reckitt Benckiser Group PLC	2,533	185,351
Rightmove PLC	2,546	97,644

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Rolls-Royce Holdings PLC	61,996	$1,116,063
Telecity Group PLC	54,032	726,021

		7,546,525

United States (5.02%)
Freeport-McMoRan Copper & Gold Inc.	12,304	407,016
Liberty Global PLC Series C (a)	12,609	951,097
MasterCard Inc. Class A	1,384	931,128

		2,289,241

Total Common Stocks
(cost $36,266,807)		44,358,441

Preferred Stocks (0.69%)
Brazil (0.69%)
Banco Bradesco SA Pfd.	23,074	316,288

Total Preferred Stocks
(cost $322,581)		316,288

Short-term Investments (1.89%)
State Street Institutional U.S. Government Money Market Fund	862,504	862,504

Total Short-term Investments
(cost $862,504)		862,504

TOTAL INVESTMENTS (99.79%)
(cost $37,451,892)		45,537,233
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.21%)		96,264

NET ASSETS (100.00%)		$45,633,497

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	7

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

INTERNATIONAL EQUITY FUND FOREIGN

CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$12,103,297	26.58
British Pound	7,574,516	16.63
United States Dollar	7,291,705	16.01
Swiss Franc	6,599,084	14.49
Japanese Yen	4,858,040	10.67
Canadian Dollar	1,886,716	4.14
Hong Kong Dollar	1,439,282	3.16
Swedish Krona	1,210,836	2.66
South African Rand	614,013	1.35
Malaysian Ringgit	554,119	1.22
Brazilian Real	551,179	1.21
Danish Krone	450,589	0.99
Singapore Dollar	403,857	0.89

Total Investments	$45,537,233	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$10,300,481	22.57
Financials	8,024,779	17.58
Industrials	6,361,743	13.94
Consumer Staples	6,227,097	13.65
Information Technology	5,687,011	12.46
Health Care	3,301,715	7.24
Materials	3,245,204	7.11
Energy	1,526,699	3.35

Total Stocks	44,674,729	97.90
Short-term Investments	862,504	1.89
Cash and Other Assets, Net of Liabilities	96,264	0.21

Net Assets	$45,633,497	100.00%

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

		Settlement	Foreign amount	U.S. Dollar amount	Unrealized	Unrealized
Currency	Counterparty	Date	Purchased (Sold)	Purchased (Sold)	Gain	(Loss)
Euro	State Street Bank and Trust Company	10/01/2013	3,520	$(4,747)	$15	$—
Euro	State Street Bank and Trust Company	10/02/2013	5,843	(7,903)	2	—
Euro	State Street Bank and Trust Company	10/03/2013	7,569	(10,251)	—	(11)
British Pound	State Street Bank and Trust Company	10/03/2013	(11,332)	18,347	2	—
British Pound	State Street Bank and Trust Company	10/02/2013	(7,836)	12,642	—	(44)
British Pound	State Street Bank and Trust Company	10/01/2013	(3,215)	5,182	—	(23)
Swiss Franc	State Street Bank and Trust Company	10/01/2013	(9,541)	10,509	—	(41)
Swiss Franc	State Street Bank and Trust Company	10/01/2013	(7,982)	8,813	—	(14)

Total					$19	$(133)

8	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (98.29%)
Consumer Discretionary (12.26%)
Abercrombie & Fitch Co. Class A	2,755	$97,447
Amazon.com Inc. (a)	13,507	4,222,828
AutoNation Inc. (a)	2,345	122,339
AutoZone Inc. (a)	1,297	548,281
Bed Bath & Beyond Inc. (a)	7,968	616,404
Best Buy Co. Inc.	9,789	367,088
BorgWarner Inc.	4,163	422,087
Cablevision Systems Corp. Class A	7,749	130,493
CarMax Inc. (a)	8,188	396,872
Carnival Corp.	15,982	521,652
CBS Corp. Class B	20,532	1,132,545
Chipotle Mexican Grill Inc. (a)	1,127	483,145
Coach Inc.	10,244	558,605
Comcast Corp. Class A	95,461	4,310,064
Darden Restaurants Inc.	4,782	221,359
Delphi Automotive PLC	10,305	602,018
DIRECTV (a)	18,637	1,113,561
Discovery Communications Inc. Class A (a)	8,428	711,492
Dollar General Corp. (a)	10,869	613,664
Dollar Tree Inc. (a)	8,161	466,483
DR Horton Inc.	10,354	201,178
Expedia Inc.	3,919	202,965
Family Dollar Stores Inc.	3,524	253,798
Ford Motor Co.	143,780	2,425,569
Fossil Group Inc. (a)	1,836	213,417
GameStop Corp. Class A	4,245	210,764
Gannett Co. Inc.	8,308	222,571
GAP Inc., The	10,071	405,660
Garmin Ltd.	4,488	202,813
General Motors Co. (a)	34,348	1,235,498
Genuine Parts Co.	5,650	457,028
Goodyear Tire & Rubber Co., The (a)	8,958	201,107
H&R Block Inc.	10,056	268,093
Harley-Davidson Inc.	8,171	524,905
Harman International Industries Inc.	2,480	164,250
Hasbro Inc.	4,201	198,035
Home Depot Inc., The	52,282	3,965,590
International Game Technology	9,493	179,702
Interpublic Group of Companies Inc., The	15,313	263,077
J.C. Penney Company Inc. (a)	6,995	61,696
Johnson Controls Inc.	24,967	1,036,130
Kohl’s Corp.	7,429	384,451
L Brands Inc.	8,886	542,935
Leggett & Platt Inc.	5,157	155,484
Lennar Corp.	6,036	213,674
Lowe’s Companies Inc.	38,391	1,827,796
Macy’s Inc.	13,735	594,313
Marriott International Inc. Class A	8,303	349,224
Mattel Inc.	12,592	527,101
McDonald’s Corp.	36,484	3,510,126
Netflix Inc. (a)	2,151	665,111
Newell Rubbermaid Inc.	10,522	289,355
News Corp. Class A (a)	18,147	291,441
NIKE Inc. Class B	27,294	1,982,636
Nordstrom Inc.	5,266	295,949

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Omnicom Group Inc.	9,426	$597,985
O’Reilly Automotive Inc. (a)	3,964	505,767
PetSmart Inc.	3,762	286,890
Priceline.com Inc. (a)	1,880	1,900,586
PulteGroup Inc.	12,750	210,375
PVH Corp.	2,996	355,595
Ralph Lauren Corp.	2,221	365,865
Ross Stores Inc.	7,911	575,921
Scripps Networks Interactive Class A	3,992	311,815
Staples Inc.	24,209	354,662
Starbucks Corp.	27,422	2,110,671
Starwood Hotels & Resorts Worldwide Inc.	7,093	471,330
Target Corp.	23,037	1,473,907
Tiffany & Co.	4,018	307,859
Time Warner Cable Inc.	10,432	1,164,211
Time Warner Inc.	33,580	2,209,900
TJX Companies Inc.	26,107	1,472,174
TripAdvisor Inc. (a)	4,070	308,669
Twenty-First Century Fox Inc. Class A	72,542	2,430,157
Urban Outfitters Inc. (a)	3,968	145,903
VF Corp.	3,220	640,941
Viacom Inc. Class B	15,842	1,324,074
Walt Disney Co., The	60,638	3,910,545
Washington Post Co., The	163	99,650
Whirlpool Corp.	2,887	422,772
Wyndham Worldwide Corp.	4,855	296,009
Wynn Resorts Ltd.	2,952	466,446
Yum! Brands Inc.	16,288	1,162,800
		68,065,348
Consumer Staples (9.87%)
Altria Group Inc.	73,203	2,514,523
Archer-Daniels-Midland Co.	24,022	884,970
Avon Products Inc.	15,763	324,718
Beam Inc.	5,943	384,215
Brown-Forman Corp. Class B	5,929	403,943
Campbell Soup Co.	6,491	264,249
Clorox Co., The	4,740	387,353
Coca-Cola Co., The	139,150	5,271,002
Coca-Cola Enterprises Inc.	9,078	365,026
Colgate-Palmolive Co.	32,163	1,907,266
ConAgra Foods Inc.	15,401	467,266
Constellation Brands Inc. (a)	6,051	347,327
Costco Wholesale Corp.	15,958	1,837,085
CVS Caremark Corp.	44,830	2,544,103
Dr. Pepper Snapple Group Inc.	7,431	333,057
Estee Lauder Companies Inc. Class A, The	9,330	652,167
General Mills Inc.	23,395	1,121,088
Hershey Co., The	5,465	505,512
Hormel Foods Corp.	4,927	207,525
J.M. Smucker Co., The	3,838	403,144
Kellogg Co.	9,390	551,475
Kimberly-Clark Corp.	13,965	1,315,782
Kraft Foods Group Inc.	21,758	1,140,990

See accompanying notes to schedules of investments.	9

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kroger Co., The	18,957	$764,725
Lorillard Inc.	13,651	611,292
McCormick & Company Inc.	4,810	311,207
Mead Johnson Nutrition Co. Class A	7,381	548,113
Molson Coors Brewing Co. Class B	5,727	287,095
Mondelez International Inc. Class A	65,033	2,043,337
Monster Beverage Corp. (a)	4,952	258,742
PepsiCo Inc.	56,288	4,474,896
Philip Morris International Inc.	59,074	5,115,218
Procter & Gamble Co., The	99,955	7,555,598
Reynolds American Inc.	11,606	566,141
Safeway Inc.	8,794	281,320
Sysco Corp.	21,478	683,645
Tyson Foods Inc. Class A	10,161	287,353
Walgreen Co.	31,729	1,707,020
Wal-Mart Stores Inc.	59,410	4,393,964
Whole Foods Market Inc.	13,594	795,249

		54,818,701

Energy (10.28%)
Anadarko Petroleum Corp.	18,346	1,705,993
Apache Corp.	14,737	1,254,708
Baker Hughes Inc.	16,205	795,666
Cabot Oil & Gas Corp.	15,365	573,422
Cameron International Corp. (a)	8,958	522,878
Chesapeake Energy Corp.	18,497	478,702
Chevron Corp.	70,515	8,567,573
ConocoPhillips	44,634	3,102,509
CONSOL Energy Inc.	8,338	280,574
Denbury Resources Inc. (a)	13,514	248,793
Devon Energy Corp.	13,927	804,424
Diamond Offshore Drilling Inc.	2,571	160,225
Ensco PLC Class A	8,493	456,499
EOG Resources Inc.	9,946	1,683,659
EQT Corp.	5,484	486,540
Exxon Mobil Corp.	160,648	13,822,154
FMC Technologies Inc. (a)	8,647	479,217
Halliburton Co.	30,865	1,486,150
Helmerich & Payne Inc.	3,857	265,940
Hess Corp.	10,530	814,390
Kinder Morgan Inc.	24,570	873,955
Marathon Oil Corp.	25,836	901,160
Marathon Petroleum Corp.	11,429	735,113
Murphy Oil Corp.	6,415	386,953
Nabors Industries Ltd.	9,487	152,361
National-Oilwell Varco Inc.	15,573	1,216,407
Newfield Exploration Co. (a)	5,040	137,945
Noble Corp.	9,229	348,579
Noble Energy Inc.	13,091	877,228
Occidental Petroleum Corp.	29,415	2,751,479
Peabody Energy Corp.	9,973	172,034
Phillips 66	22,304	1,289,617
Pioneer Natural Resources Co.	5,056	954,573
QEP Resources Inc.	6,540	181,093
Range Resources Corp.	5,945	451,166
Rowan Companies PLC Class A (a)	4,560	167,443

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Schlumberger Ltd.	48,294	$4,267,258
Southwestern Energy Co. (a)	12,815	466,210
Spectra Energy Corp.	24,392	834,938
Tesoro Corp.	4,954	217,877
Valero Energy Corp.	19,734	673,916
Williams Companies Inc., The	24,884	904,782
WPX Energy Inc. (a)	7,253	139,693

		57,091,796

Financials (15.98%)
ACE Ltd.	12,398	1,159,957
Aflac Inc.	16,993	1,053,396
Allstate Corp., The	16,918	855,205
American Express Co.	33,865	2,557,485
American International Group Inc.	53,903	2,621,303
American Tower Corp.	14,415	1,068,584
Ameriprise Financial Inc.	7,223	657,871
Aon PLC	11,196	833,430
Apartment Investment and Management Co.	5,378	150,261
Assurant Inc.	2,696	145,854
AvalonBay Communities Inc.	4,434	563,517
Bank of America Corp.	392,104	5,411,035
Bank of New York Mellon Corp.	41,995	1,267,829
BB&T Corp.	25,719	868,016
Berkshire Hathaway Inc. Class B (a)	65,694	7,456,926
BlackRock Inc.	4,597	1,244,040
Boston Properties Inc.	5,580	596,502
Capital One Financial Corp.	21,363	1,468,493
CBRE Group Inc. (a)	10,127	234,238
Charles Schwab Corp., The	42,201	892,129
Chubb Corp., The	9,326	832,439
Cincinnati Financial Corp.	5,334	251,551
Citigroup Inc.	110,986	5,383,931
CME Group Inc.	11,467	847,182
Comerica Inc.	6,758	265,657
Discover Financial Services	17,660	892,536
E*TRADE Financial Corp. (a)	10,610	175,065
Equity Residential	12,228	655,054
Fifth Third Bancorp	32,366	583,883
Franklin Resources Inc.	14,841	750,213
Genworth Financial Inc. Class A (a)	17,987	230,054
Goldman Sachs Group Inc., The	15,245	2,411,911
Hartford Financial Services Group Inc., The	16,620	517,214
HCP Inc.	16,567	678,419
Healthcare Realty Trust Inc.	10,463	652,682
Host Hotels & Resorts Inc.	27,425	484,600
Hudson City Bancorp Inc.	17,474	158,140
Huntington Bancshares Inc.	30,226	249,667
IntercontinentalExchange Inc. (a)	2,653	481,307
Invesco Ltd.	16,210	517,099
JPMorgan Chase & Co.	137,385	7,101,431
KeyCorp	33,149	377,899
Kimco Realty Corp.	14,951	301,711
Legg Mason Inc.	3,968	132,690

10	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Leucadia National Corp.	11,434	$311,462
Lincoln National Corp.	9,657	405,497
Loews Corp.	11,202	523,581
M&T Bank Corp.	4,745	531,060
Macerich Co., The	5,127	289,368
Marsh & McLennan Companies Inc.	20,064	873,787
McGraw Hill Financial Inc.	10,070	660,491
MetLife Inc.	40,868	1,918,753
Moody’s Corp.	7,070	497,233
Morgan Stanley	50,747	1,367,632
NASDAQ OMX Group Inc., The	4,295	137,827
Northern Trust Corp.	8,236	447,956
NYSE Euronext	8,860	371,943
People’s United Financial Inc.	11,595	166,736
Plum Creek Timber Co. Inc.	5,901	276,344
PNC Financial Services Group Inc.	19,397	1,405,313
Principal Financial Group Inc.	9,942	425,716
Progressive Corp., The	20,204	550,155
ProLogis Inc.	18,162	683,254
Prudential Financial Inc.	16,984	1,324,412
Public Storage	5,262	844,814
Regions Financial Corp.	50,962	471,908
Simon Property Group Inc.	11,329	1,679,298
SLM Corp.	15,927	396,582
State Street Corp.	16,279	1,070,344
Suntrust Banks Inc.	19,647	636,956
T. Rowe Price Group Inc.	9,522	684,917
Torchmark Corp.	3,324	240,491
Travelers Companies Inc., The	13,631	1,155,500
U.S. Bancorp	67,133	2,455,725
Unum Group	9,652	293,807
Ventas Inc.	10,702	658,173
Vornado Realty Trust	6,346	533,445
Wells Fargo & Co.	176,354	7,286,947
Weyerhaeuser Co.	21,311	610,134
XL Group PLC	10,402	320,590
Zions Bancorporation	6,735	184,674

		88,731,231

Health Care (12.82%)
Abbott Laboratories	56,669	1,880,841
AbbVie Inc.	57,861	2,588,123
Actavis Inc. (a)	6,324	910,656
Aetna Inc.	13,583	869,584
Agilent Technologies Inc.	12,076	618,895
Alexion Pharmaceuticals Inc. (a)	7,157	831,357
Allergan Inc.	10,860	982,287
AmerisourceBergen Corp.	8,418	514,340
Amgen Inc.	27,495	3,077,790
Baxter International Inc.	19,822	1,302,107
Becton, Dickinson and Co.	7,081	708,242
Biogen Idec Inc. (a)	8,674	2,088,352
Boston Scientific Corp. (a)	49,182	577,397
Bristol-Myers Squibb Co.	60,083	2,780,641
Cardinal Health Inc.	12,366	644,887
CareFusion Corp. (a)	7,829	288,890

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Celgene Corp. (a)	15,012	$2,310,797
Cerner Corp. (a)	10,767	565,806
Cigna Corp.	10,325	793,580
Covidien PLC	16,791	1,023,244
CR Bard Inc.	2,888	332,698
DaVita HealthCare Partners Inc. (a)	6,438	366,322
DENTSPLY International Inc.	5,226	226,861
Edwards Lifesciences Corp. (a)	4,084	284,369
Eli Lilly & Co.	36,223	1,823,104
Express Scripts Holding Co. (a)	29,751	1,838,017
Forest Laboratories Inc. (a)	8,670	370,989
Gilead Sciences Inc. (a)	55,861	3,510,305
Hospira Inc. (a)	6,036	236,732
Humana Inc.	5,691	531,141
Intuitive Surgical Inc. (a)	1,450	545,592
Johnson & Johnson	102,850	8,916,066
Laboratory Corp. of America Holdings (a)	3,290	326,171
Life Technologies Corp. (a)	6,282	470,082
McKesson Corp.	8,344	1,070,535
Medtronic Inc.	36,408	1,938,726
Merck & Co. Inc.	106,808	5,085,129
Mylan Inc. (a)	13,893	530,296
Patterson Companies Inc.	3,012	121,082
PerkinElmer Inc.	4,146	156,512
Perrigo Co.	3,434	423,687
Pfizer Inc.	241,621	6,936,939
Quest Diagnostics Inc.	5,546	342,687
Regeneron Pharmaceuticals Inc. (a)	2,847	890,741
St. Jude Medical Inc.	10,480	562,147
Stryker Corp.	10,763	727,471
Tenet Healthcare Corp. (a)	3,762	154,957
Thermo Fisher Scientific Inc.	13,157	1,212,418
UnitedHealth Group Inc.	37,104	2,657,017
Varian Medical Systems Inc. (a)	3,954	295,482
Vertex Pharmaceuticals Inc. (a)	8,495	644,091
Waters Corp. (a)	3,125	331,906
WellPoint Inc.	10,891	910,597
Zimmer Holdings Inc.	6,199	509,186
Zoetis Inc.	18,181	565,793

		71,203,664

Industrials (10.55%)
3M Co.	23,697	2,829,658
ADT Corp., The	7,303	296,940
AMETEK Inc.	8,911	410,084
Boeing Co., The	25,332	2,976,510
Caterpillar Inc.	23,222	1,936,018
CH Robinson Worldwide Inc.	5,855	348,724
Cintas Corp.	3,756	192,307
CSX Corp.	37,249	958,789
Cummins Inc.	6,357	844,655
Danaher Corp.	21,831	1,513,325
Deere & Co.	13,975	1,137,425
Delta Air Lines Inc.	31,308	738,556
Dover Corp.	6,238	560,360

See accompanying notes to schedules of investments.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Dun & Bradstreet Corp.	1,418	$147,259
Eaton Corp. PLC	17,317	1,192,102
Emerson Electric Co.	26,081	1,687,441
Equifax Inc.	4,462	267,051
Expeditors International of Washington Inc.	7,534	331,948
Fastenal Co.	9,966	500,792
FedEx Corp.	10,844	1,237,409
Flowserve Corp.	5,132	320,185
Fluor Corp.	5,939	421,431
General Dynamics Corp.	12,158	1,064,068
General Electric Co.	371,685	8,879,555
Honeywell International Inc.	28,673	2,381,006
Illinois Tool Works Inc.	15,037	1,146,872
Ingersoll-Rand PLC	9,881	641,672
Iron Mountain Inc.	6,245	168,740
Jacobs Engineering Group Inc. (a)	4,826	280,777
Joy Global Inc.	3,832	195,585
Kansas City Southern	4,017	439,299
L-3 Communications Holdings Inc.	3,274	309,393
Lockheed Martin Corp.	9,839	1,254,964
Masco Corp.	12,947	275,512
Nielsen Holdings N.V.	7,842	285,841
Norfolk Southern Corp.	11,388	880,862
Northrop Grumman Corp.	8,402	800,375
PACCAR Inc.	12,894	717,680
Pall Corp.	4,111	316,711
Parker Hannifin Corp.	5,441	591,546
Pentair Ltd. Reg.	7,271	472,179
Pitney Bowes Inc.	7,460	135,697
Precision Castparts Corp.	5,311	1,206,872
Quanta Services Inc. (a)	7,830	215,403
Raytheon Co.	11,769	907,037
Republic Services Inc.	9,915	330,764
Robert Half International Inc.	5,054	197,258
Rockwell Automation Inc.	5,043	539,298
Rockwell Collins Inc.	4,947	335,703
Roper Industries Inc.	3,610	479,661
Ryder System Inc.	1,902	113,549
Snap-on Inc.	2,104	209,348
Southwest Airlines Co.	25,787	375,459
Stanley Black & Decker Inc.	5,844	529,291
Stericycle Inc. (a)	3,144	362,818
Textron Inc.	10,304	284,493
Tyco International Ltd.	16,915	591,687
Union Pacific Corp.	16,931	2,630,062
United Parcel Service Inc. Class B	26,367	2,409,153
United Technologies Corp.	30,822	3,323,228
W.W. Grainger Inc.	2,258	590,941
Waste Management Inc.	15,881	654,932
Xylem Inc.	6,691	186,880

		58,561,140

Information Technology (17.59%)
Accenture PLC Class A	23,537	1,733,261
Adobe Systems Inc. (a)	17,051	885,629

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Akamai Technologies Inc. (a)	6,480	$335,016
Altera Corp.	11,672	433,732
Amphenol Corp. Class A	5,827	450,893
Analog Devices Inc.	11,338	533,453
Apple Inc.	33,158	15,808,076
Applied Materials Inc.	43,801	768,270
Autodesk Inc. (a)	8,188	337,100
Automatic Data Processing Inc.	17,617	1,275,118
Broadcom Corp. Class A	20,071	522,047
CA Inc.	11,913	353,459
Cisco Systems Inc.	195,676	4,582,732
Citrix Systems Inc. (a)	6,822	481,701
Cognizant Technology Solutions Corp. Class A (a)	10,994	902,827
Computer Sciences Corp.	5,374	278,051
Corning Inc.	53,312	777,822
Dell Inc.	53,498	736,667
eBay Inc. (a)	42,567	2,374,813
Electronic Arts Inc. (a)	11,218	286,620
EMC Corp.	75,951	1,941,308
F5 Networks Inc. (a)	2,874	246,474
Fidelity National Information Services Inc.	10,686	496,258
First Solar Inc. (a)	2,473	99,439
Fiserv Inc. (a)	4,750	479,988
FLIR Systems Inc.	5,259	165,133
Google Inc. Class A (a)	10,210	8,943,041
Harris Corp.	3,887	230,499
Hewlett-Packard Co.	70,056	1,469,775
Intel Corp.	181,823	4,167,383
International Business Machines Corp.	37,582	6,959,435
Intuit Inc.	10,835	718,469
Jabil Circuit Inc.	6,729	145,885
JDS Uniphase Corp. (a)	8,747	128,668
Juniper Networks Inc. (a)	18,460	366,616
KLA-Tencor Corp.	6,049	368,082
Lam Research Corp. (a)	5,997	306,986
Linear Technology Corp.	8,486	336,555
LSI Corp.	20,038	156,697
MasterCard Inc. Class A	3,787	2,547,818
Microchip Technology Inc.	7,189	289,645
Micron Technology Inc. (a)	37,895	662,026
Microsoft Corp.	276,654	9,215,345
Molex Inc.	5,058	194,834
Motorola Solutions Inc.	8,639	512,984
NetApp Inc.	12,416	529,170
NVIDIA Corp.	21,070	327,849
Oracle Corp.	130,143	4,316,843
Paychex Inc.	11,931	484,876
QUALCOMM Inc.	62,610	4,217,410
Red Hat Inc. (a)	6,913	318,966
Salesforce.com Inc. (a)	20,010	1,038,719
SanDisk Corp.	8,776	522,260
Seagate Technology PLC	11,334	495,749
Symantec Corp.	25,394	628,502
TE Connectivity Ltd.	15,049	779,237

12	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Teradata Corp. (a)	5,958	$330,312
Teradyne Inc. (a)	6,958	114,946
Texas Instruments Inc.	40,194	1,618,612
Total System Services Inc.	6,080	178,874
VeriSign Inc. (a)	4,929	250,837
Visa Inc. Class A	18,840	3,600,324
Western Digital Corp.	7,679	486,849
Western Union Co.	20,047	374,077
Xerox Corp.	42,301	435,277
Xilinx Inc.	9,725	455,714
Yahoo! Inc. (a)	34,586	1,146,872

		97,658,905

Materials (3.46%)
Air Products & Chemicals Inc.	7,650	815,260
Airgas Inc.	2,395	253,990
Alcoa Inc.	38,925	316,071
Allegheny Technologies Inc.	3,873	118,204
Avery Dennison Corp.	3,567	155,236
Ball Corp.	5,299	237,819
Bemis Company Inc.	3,807	148,511
CF Industries Holdings Inc.	2,092	441,056
Cliffs Natural Resources Inc.	5,482	112,381
Dow Chemical Co., The	44,210	1,697,664
E.I. du Pont de Nemours & Co.	33,701	1,973,531
Eastman Chemical Co.	5,652	440,291
Ecolab Inc.	9,898	977,526
FMC Corp.	4,947	354,799
Freeport-McMoRan Copper & Gold Inc.	37,840	1,251,747
International Flavors & Fragrances Inc.	2,959	243,526
International Paper Co.	16,319	731,091
LyondellBasell Industries NV Class A	16,350	1,197,310
MeadWestvaco Corp.	6,454	247,705
Monsanto Co.	19,456	2,030,623
Mosaic Co., The	12,430	534,739
Newmont Mining Corp.	18,125	509,312
Nucor Corp.	11,585	567,897
Owens-Illinois Inc. (a)	6,078	182,462
PPG Industries Inc.	5,230	873,724
Praxair Inc.	10,779	1,295,744
Sealed Air Corp.	7,206	195,931
Sherwin-Williams Co., The	3,185	580,243
Sigma-Aldrich Corp.	4,388	374,296
United States Steel Corp.	5,203	107,130
Vulcan Materials Co.	4,788	248,066

		19,213,885

Telecommunication Services (2.38%)
AT&T Inc.	193,841	6,555,702
CenturyLink Inc.	21,928	688,101
Crown Castle International Corp. (a)	10,686	780,399
Frontier Communications Corp.	36,660	152,872
Verizon Communications Inc.	104,439	4,873,124

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Windstream Holdings Inc.	21,613	$172,904

		13,223,102

Utilities (3.10%)
AES Corp., The	22,540	299,557
AGL Resources Inc.	4,311	198,435
Ameren Corp.	8,840	307,986
American Electric Power Company Inc.	17,717	768,032
CenterPoint Energy Inc.	15,625	374,531
CMS Energy Corp.	9,623	253,277
Consolidated Edison Inc.	10,677	588,730
Dominion Resources Inc.	21,135	1,320,515
DTE Energy Co.	6,418	423,460
Duke Energy Corp.	25,797	1,722,724
Edison International	11,877	547,055
Entergy Corp.	6,497	410,545
Exelon Corp.	31,195	924,620
FirstEnergy Corp.	15,246	555,717
Integrys Energy Group Inc.	2,905	162,360
NextEra Energy Inc.	15,477	1,240,636
NiSource Inc.	11,356	350,787
Northeast Utilities	11,470	473,138
NRG Energy Inc.	11,760	321,401
ONEOK Inc.	7,515	400,700
Pepco Holdings Inc.	8,979	165,752
PG&E Corp.	16,250	664,950
Pinnacle West Capital Corp.	3,974	217,537
PPL Corp.	23,051	700,289
Public Service Enterprise Group Inc.	18,444	607,361
SCANA Corp.	5,081	233,929
Sempra Energy	8,289	709,538
Southern Co.	31,892	1,313,313
TECO Energy Inc.	7,412	122,594
Wisconsin Energy Corp.	8,340	336,769
Xcel Energy Inc.	18,127	500,486

		17,216,724

Total Common Stocks
(cost $443,366,660)		545,784,496

See accompanying notes to schedules of investments.	13

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Short-term Investments (1.58%)
State Street Institutional U.S. Government Money Market Fund	8,789,639	$8,789,639

Total Short-term Investments
(cost $8,789,639)		8,789,639

TOTAL INVESTMENTS (99.87%)
(cost $452,156,299)		554,574,135
CASH (b) AND OTHER ASSETS, NET OF LIABILITIES (0.13%)		735,964

NET ASSETS (100.00%)		$555,310,099

(a)	Non-income producing security.

(b)	At September 30, 2013, cash in the amount of $488,000 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	113	December 2013	$9,472,595	$9,459,795	$(12,800)

14	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (97.73%)
Consumer Discretionary (13.72%)
1-800-FLOWERS.COM Inc. (a)	4,869	$24,004
Aeropostale Inc. (a)	14,384	135,210
AFC Enterprises Inc. (a)	4,400	191,796
AH Belo Corp. Class A	3,435	26,960
American Apparel Inc. (a)	10,713	13,927
American Axle & Manufacturing Holdings Inc. (a)	12,400	244,528
American Public Education Inc. (a)	3,228	122,018
America’s Car-Mart Inc. (a)	1,491	67,259
Ann Inc. (a)	8,695	314,933
Arctic Cat Inc.	2,421	138,118
Asbury Automotive Group Inc. (a)	5,748	305,794
Ascent Capital Group LLC Class A (a)	2,597	209,370
Barnes & Noble Inc. (a)	7,504	97,102
Bassett Furniture Industries Inc.	2,007	32,493
Beasley Broadcast Group Inc. Class A	738	6,413
Beazer Homes USA Inc. (a)	4,696	84,528
bebe stores inc.	6,420	39,098
Belo Corp. Class A	19,125	262,012
Big 5 Sporting Goods Corp.	3,088	49,655
Biglari Holdings Inc. (a)	270	111,421
BJ’s Restaurants Inc. (a)	4,518	129,757
Black Diamond Inc. (a)	4,276	51,996
Bloomin’ Brands Inc. (a)	10,186	240,491
Blue Nile Inc. (a)	2,306	94,385
Blyth Inc.	1,782	24,645
Bob Evans Farms Inc.	5,104	292,306
Body Central Corp. (a)	3,017	18,404
Bon-Ton Stores Inc., The	2,520	26,586
Boyd Gaming Corp. (a)	12,698	179,677
Bravo Brio Restaurant Group Inc. (a)	3,639	54,949
Bridgepoint Education Inc. (a)	3,385	61,065
Bright Horizons Family Solutions Inc. (a)	2,206	79,041
Brown Shoe Company Inc.	7,957	186,751
Brunswick Corp.	16,650	664,502
Buckle Inc., The	5,117	276,574
Buffalo Wild Wings Inc. (a)	3,467	385,600
Caesars Entertainment Corp. (a)	6,779	133,614
Callaway Golf Co.	13,152	93,642
Capella Education Co. (a)	2,022	114,364
Career Education Corp. (a)	10,031	27,686
Carmike Cinemas Inc. (a)	4,099	90,506
Carriage Services Inc.	2,937	56,978
Carrols Restaurant Group Inc. (a)	4,359	26,590
Cato Corp. Class A	5,055	141,439
Cavco Industries Inc. (a)	1,287	73,295
CEC Entertainment Inc.	3,265	149,733
Central European Media Enterprises Ltd. Class A (a)	14,162	74,634
Cheesecake Factory Inc., The	9,774	429,567
Children’s Place Retail Stores Inc., The (a)	4,249	245,847
Christopher & Banks Corp. (a)	6,731	48,531
Churchill Downs Inc.	2,528	218,723
Chuy’s Holdings Inc. (a)	3,010	108,029

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Citi Trends Inc. (a)	2,894	$50,587
Columbia Sportswear Co.	2,361	142,203
Conn’s Inc. (a)	4,142	207,266
Cooper Tire & Rubber Co.	11,696	360,237
Core-Mark Holding Co. Inc.	2,103	139,723
Corinthian Colleges Inc. (a)	14,054	30,778
Cracker Barrel Old Country Store Inc.	3,608	372,490
Crocs Inc. (a)	16,207	220,577
Crown Media Holdings Inc. (a)	6,403	19,721
CSS Industries Inc.	1,567	37,624
Culp Inc.	1,496	27,990
Cumulus Media Inc. Class A (a)	13,972	74,052
Daily Journal Corp. (a)	170	24,988
Dana Holding Corp.	26,997	616,611
Del Frisco’s Restaurant Group Inc. (a)	1,971	39,755
Denny’s Corp. (a)	16,809	102,871
Destination Maternity Corp.	2,463	78,323
Destination XL Group Inc. (a)	7,618	49,288
Dex Media Inc. (a)	3,184	25,886
Diamond Resorts International Inc. (a)	3,115	58,593
Digital Generation Inc. (a)	4,511	58,327
DineEquity Inc.	3,045	210,105
Diversified Restaurant Holdings Inc. (a)	1,949	12,785
Dorman Products Inc.	4,640	229,912
Drew Industries Inc.	4,209	191,678
E.W. Scripps Co Class A (a)	5,729	105,127
Education Management Corp. (a)	4,517	41,195
Einstein Noah Restaurant Group Inc.	1,217	21,078
Entercom Communications Corp. Class A (a)	4,482	39,352
Entravision Communications Corp. Class A	10,266	60,569
Ethan Allen Interiors Inc.	4,562	127,143
EveryWare Global Inc. (a)	1,818	20,725
Express Inc. (a)	15,743	371,377
Federal-Mogul Corp. (a)	3,527	59,218
Fiesta Restaurant Group Inc. (a)	3,635	136,894
Fifth & Pacific Companies Inc. (a)	22,056	554,267
Finish Line Inc. Class A, The	9,026	224,477
Five Below Inc. (a)	6,045	264,469
Flexsteel Industries Inc.	857	21,399
Fox Factory Holding Corp. (a)	1,641	31,622
Francesca’s Holdings Corp. (a)	8,078	150,574
Fred’s Inc. Class A	6,698	104,824
Fuel Systems Solutions Inc. (a)	2,619	51,490
Genesco Inc. (a)	4,421	289,929
Gentherm Inc. (a)	6,211	118,506
G-III Apparel Group Ltd. (a)	3,083	168,301
Global Sources Ltd. (a)	3,635	26,972
Gordmans Stores Inc.	1,647	18,529
Grand Canyon Education Inc. (a)	8,355	336,539
Gray Television Inc. (a)	9,346	73,366
Group 1 Automotive Inc.	4,014	311,808
Harte-Hanks Inc.	8,012	70,746
Haverty Furniture Companies Inc.	3,620	88,799

See accompanying notes to schedules of investments.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Helen of Troy Ltd. (a)	5,882	$259,984
Hemisphere Media Group Inc. (a)	1,580	18,565
hhgregg Inc. (a)	2,393	42,859
Hibbett Sports Inc. (a)	4,794	269,183
Hillenbrand Inc.	10,125	277,121
Hooker Furniture Corp.	2,028	30,319
Hovnanian Enterprises Inc. Class A (a)	20,480	107,110
HSN Inc.	6,227	333,892
Iconix Brand Group Inc. (a)	10,454	347,282
Ignite Restaurant Group Inc. (a)	1,275	19,788
International Speedway Corp. Class A	5,079	164,052
Interval Leisure Group Inc.	7,233	170,916
iRobot Corp. (a)	5,199	195,846
Isle of Capri Casinos Inc. (a)	3,905	29,522
ITT Educational Services Inc. (a)	4,332	134,292
Jack in the Box Inc. (a)	8,161	326,440
JAKKS Pacific Inc.	3,578	16,065
Jamba Inc. (a)	3,117	41,705
Johnson Outdoors Inc. Class A (a)	934	25,050
Jones Group Inc., The	14,708	220,767
Jos. A. Bank Clothiers Inc. (a)	5,146	226,218
Journal Communications Inc. Class A (a)	8,182	69,956
JTH Holding Inc. Class A (a)	829	15,710
K12 Inc. (a)	4,944	152,671
KB Home	15,410	277,688
Kirkland’s Inc. (a)	2,545	46,930
Krispy Kreme Doughnuts Inc. (a)	12,076	233,550
La-Z-Boy Inc.	9,630	218,697
Leapfrog Enterprises Inc. (a)	11,827	111,410
Libbey Inc. (a)	3,905	92,861
Life Time Fitness Inc. (a)	7,911	407,179
LifeLock Inc. (a)	11,267	167,090
Lifetime Brands Inc.	1,868	28,562
Lincoln Educational Services Corp.	4,458	20,551
Lithia Motors Inc. Class A	4,083	297,896
Live Nation Entertainment Inc. (a)	25,911	480,649
Loral Space & Communications Inc.	2,392	162,010
Luby’s Inc. (a)	3,754	26,954
Lumber Liquidators Holdings Inc. (a)	5,052	538,796
M.D.C. Holdings Inc.	7,060	211,871
M/I Homes Inc. (a)	4,505	92,893
Mac-Gray Corp.	2,219	32,309
Maidenform Brands Inc. (a)	4,338	101,900
Marcus Corp.	3,504	50,913
Marine Products Corp.	1,947	17,679
MarineMax Inc. (a)	4,328	52,802
Marriott Vacations Worldwide Corp. (a)	5,410	238,040
Martha Stewart Living Omnimedia Inc. Class A (a)	5,063	11,645
Matthews International Corp.	5,062	192,761
Mattress Firm Holding Corp. (a)	2,495	79,341
McClatchy Co. Class A, The (a)	11,283	33,849
MDC Partners Inc. Class A	4,630	129,547
Media General Inc. Class A (a)	3,627	51,721
Men’s Wearhouse Inc., The	9,226	314,145

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Meredith Corp.	6,578	$313,244
Meritage Homes Corp. (a)	6,663	286,176
Modine Manufacturing Co. (a)	8,602	125,847
Monarch Casino & Resort Inc. (a)	1,635	31,032
Monro Muffler Brake Inc.	5,769	268,201
Morgans Hotel Group Co. (a)	4,932	37,927
Movado Group Inc.	3,244	141,925
Multimedia Games Holding Company Inc. (a)	5,311	183,495
NACCO Industries Inc. Class A	928	51,430
Nathan’s Famous Inc. (a)	518	27,340
National CineMedia Inc.	10,484	197,728
Nautilus Inc. (a)	5,755	41,551
New York & Co. Inc. (a)	5,408	31,258
New York Times Co. Class A, The (a)	23,767	298,751
Nexstar Broadcasting Group Inc. Class A	5,404	240,505
Noodles & Company (a)	1,072	45,946
NutriSystem Inc.	5,373	77,264
Office Depot Inc. (a)	45,298	218,789
OfficeMax Inc.	16,005	204,704
Orbitz Worldwide Inc. (a)	4,365	42,035
Orient-Express Hotels Ltd. Class A (a)	17,653	229,136
Outerwall Inc. (a)	5,186	259,248
Overstock.com Inc. (a)	2,088	61,951
Oxford Industries Inc.	2,474	168,183
Pacific Sunwear of California Inc. (a)	8,530	25,590
Papa John’s International Inc.	2,951	206,216
Penske Automotive Group Inc.	7,779	332,397
Pep Boys-Manny, Moe & Jack, The (a)	9,730	121,333
Perry Ellis International Inc.	2,217	41,768
PetMed Express Inc.	3,716	60,534
Pier 1 Imports Inc.	17,416	339,960
Pinnacle Entertainment Inc. (a)	10,780	270,039
Pool Corp.	8,544	479,575
Quiksilver Inc. (a)	24,301	170,836
R.G. Barry Corp.	1,834	34,681
RadioShack Corp. (a)	18,265	62,284
ReachLocal Inc. (a)	1,912	22,772
Reading International Inc. Class A (a)	3,080	20,236
Red Robin Gourmet Burgers Inc. (a)	2,606	185,287
Regis Corp.	8,652	127,011
Remy International Inc.	2,571	52,037
Rent-A-Center Inc.	9,792	373,075
Rentrak Corp. (a)	1,941	63,315
Restoration Hardware Holdings Inc. (a)	3,256	206,268
RetailMeNot Inc. (a)	1,645	58,513
Ruby Tuesday Inc. (a)	11,348	85,110
Rue21 Inc. (a)	2,731	110,169
Ruth’s Hospitality Group Inc.	6,561	77,813
Ryland Group Inc., The	8,507	344,874
Saga Communications Inc. Class A	892	39,587
Saks Inc. (a)	19,220	306,367
Salem Communications Corp. Class A	1,922	15,914
Scholastic Corp.	4,719	135,199
Scientific Games Corp. Class A (a)	8,762	141,682

16	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Sears Hometown and Outlet Stores Inc. (a)	1,606	$50,990
Select Comfort Corp. (a)	10,268	250,026
SHFL entertainment Inc. (a)	10,390	238,970
Shiloh Industries Inc.	1,011	13,244
Shoe Carnival Inc.	2,780	75,088
Shutterfly Inc. (a)	6,991	390,657
Sinclair Broadcast Group Inc. Class A	12,603	422,453
Skechers U.S.A. Inc. Class A (a)	7,125	221,659
Skullcandy Inc. (a)	3,166	19,566
Smith & Wesson Holding Corp. (a)	11,783	129,495
Sonic Automotive Inc.	7,147	170,099
Sonic Corp. (a)	10,348	183,677
Sotheby’s	12,558	616,975
Spartan Motors Inc.	6,455	39,182
Speedway Motorsports Inc.	2,162	38,700
Stage Stores Inc.	5,984	114,893
Standard Motor Products Inc.	3,633	116,837
Standard Pacific Corp. (a)	27,304	215,975
Stein Mart Inc.	5,114	70,164
Steiner Leisure Ltd. (a)	2,687	157,001
Steven Madden Ltd. (a)	7,383	397,427
Stewart Enterprises Inc.	13,322	175,051
Stoneridge Inc. (a)	5,214	56,363
Strayer Education Inc.	2,011	83,497
Sturm, Ruger & Company Inc.	3,600	225,468
Superior Industries International Inc.	4,281	76,330
Systemax Inc.	1,794	16,630
Tenneco Inc. (a)	11,183	564,742
Texas Roadhouse Inc. Class A	11,451	300,932
Tile Shop Holdings Inc., The (a)	3,426	101,033
Tilly’s Inc. Class A (a)	1,793	26,016
Tower International Inc. (a)	1,123	22,449
Town Sports International Holdings Inc.	4,523	58,709
Trans World Entertainment Corp.	1,877	8,691
Tri Pointe Homes Inc. (a)	2,766	40,605
Tuesday Morning Corp. (a)	7,884	120,389
Tumi Holdings Inc. (a)	8,795	177,219
UCP Inc. Class A (a)	1,098	16,294
Unifi Inc. (a)	2,758	64,427
Universal Electronics Inc. (a)	2,739	98,686
Universal Technical Institute Inc.	4,018	48,738
Vail Resorts Inc.	6,615	458,949
Valassis Communications Inc.	7,145	206,348
ValueVision Media Inc. Class A (a)	7,282	31,677
Vera Bradley Inc. (a)	4,014	82,528
Vitacost.com Inc. (a)	4,223	35,896
Vitamin Shoppe Inc. (a)	5,589	244,519
VOXX International Corp. (a)	3,512	48,114
WCI Communities Inc. (a)	1,255	21,661
West Marine Inc. (a)	3,118	38,040
Wet Seal Inc. Class A (a)	16,594	65,214
Weyco Group Inc.	1,248	35,343
William Lyon Homes Class A (a)	2,550	51,816
Winmark Corp.	429	31,622

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Winnebago Industries Inc. (a)	5,154	$133,798
WMS Industries Inc. (a)	10,086	261,732
Wolverine World Wide Inc.	9,245	538,336
World Wrestling Entertainment Inc.	5,230	53,189
Zagg Inc. (a)	5,694	25,623
Zale Corp. (a)	6,029	91,641
Zumiez Inc. (a)	3,854	106,120

		39,637,384

Consumer Staples (3.92%)
Alico Inc.	547	22,521
Alliance One International Inc. (a)	15,325	44,596
Andersons Inc., The	3,443	240,666
Annie’s Inc. (a)	2,540	124,714
Arden Group Inc. Class A	217	28,210
B&G Foods Inc. Class A	9,742	336,586
Boston Beer Co. Inc. (a)	1,521	371,443
Boulder Brands Inc. (a)	10,938	175,446
Calavo Growers Inc.	2,271	68,675
Cal-Maine Foods Inc.	2,718	130,736
Casey’s General Stores Inc.	7,040	517,440
Central Garden & Pet Co. (a)	7,755	53,122
Chefs’ Warehouse Inc., The (a)	2,852	65,881
Chiquita Brands International Inc. (a)	8,625	109,192
Coca-Cola Bottling Co. Consolidated	867	54,292
Craft Brew Alliance Inc. (a)	1,922	25,832
Darling International Inc. (a)	21,721	459,616
Diamond Foods Inc. (a)	4,154	97,951
Dole Food Company Inc. (a)	9,528	129,771
Elizabeth Arden Inc. (a)	4,695	173,339
Fairway Group Holdings Corp. (a)	2,916	74,533
Farmer Brothers Co. (a)	1,125	16,942
Female Health Co., The	4,030	39,776
Fresh Del Monte Produce Inc.	6,964	206,692
Griffin Land & Nurseries Inc.	530	17,013
Hain Celestial Group Inc., The (a)	7,069	545,161
Harbinger Group Inc. (a)	5,977	61,981
Harris Teeter Supermarkets Inc.	9,096	447,432
Ingles Markets Inc.	2,199	63,177
Inter Parfums Inc.	3,037	91,080
Inventure Foods Inc. (a)	2,514	26,397
J&J Snack Foods Corp.	2,753	222,222
John B. Sanfilippo & Son Inc.	1,525	35,365
Lancaster Colony Corp.	3,389	265,325
Lifevantage Corp. (a)	20,998	49,975
Lifeway Foods Inc.	853	11,524
Limoneira Co.	1,863	47,842
Medifast Inc. (a)	2,568	69,054
Nash Finch Co.	2,261	59,713
National Beverage Corp.	2,143	38,274
Natural Grocers by Vitamin Cottage Inc. (a)	1,642	65,187
Nature’s Sunshine Products Inc.	2,045	38,998
Nutraceutical International Corp.	1,605	38,103
Oil-Dri Corporation of America	907	30,602
Omega Protein Corp. (a)	3,637	36,988

See accompanying notes to schedules of investments.	17

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Orchids Paper Products Co.	1,071	$29,635
Pantry Inc., The (a)	4,318	47,843
Pilgrim’s Pride Corp. (a)	11,155	187,292
Post Holdings Inc. (a)	6,009	242,583
Prestige Brands Holdings Inc. (a)	9,429	284,001
PriceSmart Inc.	3,478	331,245
Revlon Inc. Class A (a)	2,125	59,011
Rite Aid Corp. (a)	134,389	639,692
Roundy’s Inc.	4,655	40,033
Sanderson Farms Inc.	4,232	276,096
Seaboard Corp.	54	148,392
Seneca Foods Corp. Class A (a)	1,523	45,827
Snyders-Lance Inc.	8,732	251,918
Spartan Stores Inc.	4,067	89,718
Spectrum Brands Holdings Inc.	3,955	260,397
Star Scientific Inc. (a)	30,860	58,943
SUPERVALU Inc. (a)	37,395	307,761
Susser Holdings Corp. (a)	3,317	176,299
Synutra International Inc. (a)	3,452	18,296
Tootsie Roll Industries Inc.	3,586	110,521
TreeHouse Foods Inc. (a)	6,663	445,288
United Natural Foods Inc. (a)	9,068	609,551
Universal Corp.	4,288	218,388
USANA Health Sciences Inc. (a)	1,115	96,771
Vector Group Ltd.	11,720	188,692
Village Super Market Inc. Class A	1,134	43,115
WD-40 Co.	2,839	184,251
Weis Markets Inc.	1,994	97,586

		11,318,530

Energy (5.59%)
Abraxas Petroleum Corp. (a)	15,239	39,169
Adams Resources & Energy Inc.	409	22,704
Alon USA Energy Inc.	4,318	44,087
Alpha Natural Resources Inc. (a)	40,596	241,952
Amyris Inc. (a)	4,955	11,446
Apco Oil and Gas International Inc. (a)	1,526	21,761
Approach Resources Inc. (a)	6,470	170,032
Arch Coal Inc.	39,003	160,302
Athlon Energy Inc. (a)	3,192	104,378
Basic Energy Services Inc. (a)	5,576	70,481
Berry Petroleum Co.	9,701	418,404
Bill Barrett Corp. (a)	8,985	225,613
Bolt Technology Corp.	1,644	29,674
Bonanza Creek Energy Inc. (a)	5,428	261,955
BPZ Resources Inc. (a)	21,816	42,541
Bristow Group Inc.	6,627	482,181
C&J Energy Services Inc. (a)	8,285	166,363
Cal Dive International Inc. (a)	18,645	38,222
Callon Petroleum Co. (a)	7,276	39,800
CARBO Ceramics Inc.	3,648	361,553
Carrizo Oil & Gas Inc. (a)	7,439	277,549
Clayton Williams Energy Inc. (a)	1,090	57,192
Clean Energy Fuels Corp. (a)	12,639	161,526
Cloud Peak Energy Inc. (a)	11,189	164,143
Comstock Resources Inc.	8,983	142,920

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Contango Oil & Gas Co.	2,430	$89,302
Crimson Exploration Inc. (a)	4,240	12,762
Crosstex Energy Inc.	8,735	182,474
Dawson Geophysical Co. (a)	1,484	48,185
Delek US Holdings Inc.	6,810	143,623
Diamondback Energy Inc. (a)	3,493	148,942
Emerald Oil Inc. (a)	6,766	48,648
Endeavour International Corp. (a)	8,664	46,352
Energy XXI (Bermuda) Ltd.	14,596	440,799
EPL Oil & Gas Inc. (a)	5,501	204,142
Equal Energy Ltd.	6,487	30,554
Era Group Inc. (a)	3,729	101,354
Evolution Petroleum Corp. (a)	3,186	35,874
EXCO Resources Inc.	25,188	169,767
Exterran Holdings Inc. (a)	10,586	291,856
Forest Oil Corp. (a)	22,193	135,377
Forum Energy Technologies Inc. (a)	7,229	195,255
Frontline Ltd. (a)	9,105	24,128
FX Energy Inc. (a)	10,091	34,713
GasLog Ltd.	4,741	70,783
Gastar Exploration Ltd. (a)	10,096	39,879
Geospace Technologies Corp. (a)	2,378	200,465
Global Geophysical Services Inc. (a)	4,327	11,726
Goodrich Petroleum Corp. (a)	4,876	118,438
Green Plains Renewable Energy Inc.	4,699	75,419
Gulf Island Fabrication Inc.	2,669	65,417
GulfMark Offshore Inc. Class A	4,910	249,870
Halcon Resources Corp. (a)	42,207	186,977
Hallador Energy Co.	1,546	11,286
Helix Energy Solutions Group Inc. (a)	19,493	494,537
Hercules Offshore Inc. (a)	29,308	216,000
Hornbeck Offshore Services Inc. (a)	6,596	378,874
ION Geophysical Corp. (a)	24,410	126,932
Isramco Inc. (a)	177	21,939
Jones Energy Inc. Class A (a)	1,757	28,832
Key Energy Services Inc. (a)	27,977	203,952
KiOR Inc. Class A (a)	8,057	22,721
Knightsbridge Tankers Ltd.	4,503	45,796
Kodiak Oil & Gas Corp. (a)	48,915	589,915
L&L Energy Inc. (a)	5,553	7,052
Magnum Hunter Resources Corp. (a)	31,936	197,045
Magnum Hunter Resources Corp. Warrants (a) (b)	3,193	0
Matador Resources Co. (a)	10,526	171,890
Matrix Service Co. (a)	4,845	95,059
Midstates Petroleum Company Inc. (a)	6,115	31,370
Miller Energy Resources Inc. (a)	5,599	40,649
Mitcham Industries Inc. (a)	2,452	37,491
Natural Gas Services Group (a)	2,278	61,096
Newpark Resources Inc. (a)	15,842	200,560
Nordic American Tankers Ltd.	12,243	100,882
Northern Oil and Gas Inc. (a)	11,867	171,241
Nuverra Environmental Solutions Inc. (a)	26,276	60,172
Panhandle Oil & Gas Inc.	1,330	37,612
Parker Drilling Co. (a)	21,825	124,402

18	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
PDC Energy Inc. (a)	6,480	$385,819
Penn Virginia Corp. (a)	10,179	67,690
Petroquest Energy Inc. (a)	10,497	42,093
PHI Inc. (a)	2,348	88,543
Pioneer Energy Services Corp. (a)	11,560	86,816
Quicksilver Resources Inc. (a)	22,878	45,070
Renewable Energy Group Inc. (a)	3,927	59,494
Rentech Inc.	41,867	82,897
Resolute Energy Corp. (a)	12,551	104,926
REX American Resources Corp. (a)	1,022	31,416
Rex Energy Corp. (a)	8,401	187,342
RigNet Inc. (a)	2,220	80,408
Rosetta Resources Inc. (a)	11,273	613,928
Sanchez Energy Corp. (a)	6,851	180,935
Scorpio Tankers Inc.	33,500	326,960
SEACOR Holdings Inc.	3,700	334,628
SemGroup Corp. Class A	7,745	441,620
Ship Finance International Ltd.	10,028	153,128
Solazyme Inc. (a)	8,880	95,638
Stone Energy Corp. (a)	9,201	298,388
Swift Energy Co. (a)	8,010	91,474
Synergy Resources Corp. (a)	9,097	88,696
Targa Resources Corp.	6,073	443,086
Teekay Tankers Ltd. Class A	11,586	30,355
Tesco Corp. (a)	5,509	91,284
TETRA Technologies Inc. (a)	14,386	180,257
TGC Industries Inc.	2,718	21,445
Triangle Petroleum Corp. (a)	12,294	120,727
Uranium Energy Corp. (a)	15,538	34,960
Ur-Energy Inc. (a)	22,359	25,936
VAALCO Energy Inc. (a)	10,689	59,645
Vantage Drilling Co. (a)	37,291	64,513
W&T Offshore Inc.	6,466	114,578
Warren Resources Inc. (a)	13,830	40,522
Western Refining Inc.	10,008	300,640
Westmoreland Coal Co. (a)	2,200	28,996
Willbros Group Inc. (a)	7,406	67,987
ZaZa Energy Corp. (a)	6,712	7,719

		16,156,893

Financials (20.95%)
1st Source Corp.	2,822	75,965
1st United Bancorp Inc.	5,617	41,172
Acadia Realty Trust	10,260	253,217
Access National Corp.	1,374	19,593
AG Mortgage Investment Trust Inc.	5,172	85,959
Agree Realty Corp.	2,439	73,609
Alexander & Baldwin Inc. (a)	7,925	285,458
Alexander’s Inc.	393	112,445
Altisource Residential Corp.	4,621	106,191
Ambac Financial Group Inc. (a)	8,350	151,469
American Assets Trust Inc.	6,271	191,328
American Capital Mortgage Investment Corp.	10,994	217,241
American Equity Investment Life Holding Co.	11,771	249,781

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
American National Bankshares Inc.	1,469	$34,081
American Realty Capital Properties Inc.	28,630	349,286
American Residential Properties Inc. (a)	2,516	44,307
American Safety Insurance Holdings Ltd. (a)	1,771	53,484
Ameris Bancorp (a)	4,472	82,195
Amerisafe Inc.	3,412	121,160
Ames National Corp.	1,738	39,574
Amreit Inc. Class B	3,225	55,954
AmTrust Financial Services Inc.	5,703	222,759
Anworth Mortgage Asset Corp.	27,124	131,009
Apollo Commercial Real Estate Finance Inc.	6,797	103,790
Apollo Residential Mortgage Inc.	5,862	85,527
Ares Commercial Real Estate Corp.	3,648	45,345
Argo Group International Holdings Ltd.	5,006	214,657
Arlington Asset Investment Corp. Class A	2,695	64,087
Armada Hoffler Properties Inc.	3,494	34,626
Armour Residential REIT Inc.	69,638	292,480
Arrow Financial Corp.	2,009	51,250
Ashford Hospitality Trust Inc.	10,876	134,210
Associated Estates Realty Corp.	10,002	149,130
Astoria Financial Corp.	16,203	201,565
AV Homes Inc. (a)	1,770	30,904
Aviv REIT Inc.	2,127	48,496
Baldwin & Lyons Inc.	1,753	42,738
Banc of California Inc.	2,686	37,147
BancFirst Corp.	1,308	70,724
Banco Latinoamericano de Comercio Exterior SA	5,462	136,113
Bancorp Inc., The (a)	6,078	107,702
BancorpSouth Inc.	17,568	350,306
Bank Mutual Corp.	8,609	53,978
Bank of Kentucky Financial Corp., The	1,145	31,270
Bank of Marin Bancorp	1,022	42,464
Bank of the Ozarks Inc.	5,727	274,839
BankFinancial Corp.	3,921	34,975
Banner Corp.	3,569	136,193
Bar Harbor Bankshares	742	27,298
BBCN Bancorp Inc.	14,509	199,644
BBX Capital Corp. Class A (a)	1,324	19,026
Beneficial Mutual Bancorp Inc. (a)	5,978	59,601
Berkshire Hills Bancorp Inc.	4,649	116,736
BGC Partners Inc. Class A	23,582	133,238
BNC Bancorp	3,310	44,155
BofI Holding Inc. (a)	2,217	143,795
Boston Private Financial Holdings Inc.	14,787	164,136
Bridge Bancorp Inc.	1,675	36,012
Bridge Capital Holdings (a)	1,820	30,904
Brookline Bancorp Inc.	12,840	120,824
Bryn Mawr Bank Corp.	2,496	67,317
C&F Financial Corp.	613	29,669

See accompanying notes to schedules of investments.	19

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Calamos Asset Management Inc. Class A	3,720	$37,163
California First National Bancorp	425	7,255
Camden National Corp.	1,437	58,773
Campus Crest Communities Inc.	12,002	129,622
Capital Bank Financial Corp. Class A (a)	4,593	100,816
Capital City Bank Group Inc. (a)	2,290	26,976
Capitol Federal Financial Inc.	27,336	339,786
CapLease Inc.	16,470	139,830
Capstead Mortgage Corp.	17,814	209,671
Cardinal Financial Corp.	5,662	93,593
Cascade Bancorp (a)	1,276	7,439
Cash America International Inc.	5,242	237,358
Cathay General Bancorp	14,540	339,800
Cedar Realty Trust Inc.	12,059	62,466
Center Bancorp Inc.	2,229	31,741
Centerstate Banks Inc.	5,471	52,959
Central Pacific Financial Corp.	4,072	72,074
Century Bancorp Inc. Class A	624	20,798
Chambers Street Properties	43,659	383,326
Charter Financial Corp.	4,174	45,079
Chatham Lodging Trust	3,654	65,260
Chemical Financial Corp.	5,146	143,676
Chemung Financial Corp.	636	22,025
Chesapeake Lodging Trust	9,058	213,225
CIFC Corp.	1,412	11,141
Citizens & Northern Corp.	2,331	46,480
Citizens Inc. (a)	8,032	69,396
City Holding Co.	2,925	126,477
Clifton Savings Bancorp Inc.	1,641	20,332
CNB Financial Corp.	2,379	40,562
CNO Financial Group Inc.	40,821	587,822
CoBiz Financial Inc.	6,667	64,403
Cohen & Steers Inc.	3,485	123,055
Colonial Properties Trust	16,372	368,206
Colony Financial Inc.	12,035	240,459
Columbia Banking System Inc.	9,376	231,587
Community Bank System Inc.	7,418	253,102
Community Trust Bancorp Inc.	2,626	106,589
CommunityOne Bancorp (a)	1,876	18,535
ConnectOne Bancorp Inc. (a)	302	10,603
Consolidated-Tomoka Land Co.	1,078	41,492
Consumer Portfolio Services Inc. (a)	3,153	18,697
Coresite Realty Corp.	3,806	129,176
Cousins Properties Inc.	29,895	307,620
Cowen Group Inc. Class A (a)	18,050	62,272
Crawford & Co. Class B	4,898	47,511
Credit Acceptance Corp. (a)	1,328	147,156
CU Bancorp (a)	1,723	31,445
CubeSmart	24,570	438,329
Customers Bancorp Inc. (a)	3,714	59,795
CVB Financial Corp.	16,874	228,136
CyrusOne Inc.	3,491	66,259
CYS Investments Inc.	32,265	262,314
DCT Industrial Trust Inc.	53,703	386,125
DFC Global Corp. (a)	7,527	82,722

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Diamond Hill Investment Group	530	$56,684
DiamondRock Hospitality Co.	36,074	384,910
Dime Community Bancshares	5,833	97,119
Donegal Group Inc.	1,462	20,453
Doral Financial Corp. (a)	1,163	22,190
DuPont Fabros Technology Inc.	11,536	297,283
Dynex Capital Inc.	10,326	90,559
Eagle Bancorp Inc. (a)	4,146	117,290
Eastern Insurance Holdings Inc.	1,191	29,072
EastGroup Properties Inc.	5,633	333,530
Education Realty Trust Inc.	21,335	194,148
eHealth Inc. (a)	3,423	110,426
Ellington Residential Mortgage REIT	1,175	18,060
EMC Insurance Group Inc.	864	26,076
Employers Holdings Inc.	5,692	169,280
Encore Capital Group Inc. (a)	4,554	208,846
Enstar Group Ltd. (a)	1,752	239,323
Enterprise Bancorp Inc.	1,316	24,886
Enterprise Financial Services Corp.	3,296	55,307
EPR Properties	8,713	424,672
Equity One Inc.	11,155	243,848
ESB Financial Corp.	2,462	31,390
ESSA Bancorp Inc.	1,664	17,339
EverBank Financial Corp.	14,803	221,749
Evercore Partners Inc. Class A	5,880	289,472
Excel Trust Inc.	8,868	106,416
EZCORP Inc. Class A (a)	9,346	157,760
F.N.B. Corp.	26,701	323,883
Farmers Capital Bank Corp. (a)	1,375	30,058
FBL Financial Group Inc. Class A	1,612	72,379
FBR & Co. (a)	1,649	44,210
Federal Agricultural Mortgage Corp. Class C	1,880	62,754
FelCor Lodging Trust Inc. (a)	23,153	142,622
Fidelity Southern Corp.	2,497	38,304
Financial Engines Inc.	9,033	536,922
Financial Institutions Inc.	2,567	52,521
First American Financial Corp.	19,899	484,541
First Bancorp (North Carolina)	3,637	52,555
First BanCorp (Puerto Rico) (a)	13,388	76,044
First Bancorp Inc.	1,755	29,449
First Busey Corp.	13,603	70,872
First Cash Financial Services Inc. (a)	5,370	311,192
First Commonwealth Financial Corp.	17,959	136,309
First Community Bancshares Inc.	3,409	55,737
First Connecticut Bancorp Inc.	3,113	45,761
First Defiance Financial Corp.	1,790	41,868
First Federal Bancshares of Arkansas Inc. (a)	565	5,283
First Financial Bancorp	10,664	161,773
First Financial Bankshares Inc.	5,805	341,450
First Financial Corp. Indiana	2,109	66,581
First Financial Holdings Inc.	4,448	245,352
First Financial Northwest Inc.	2,478	25,846
First Industrial Realty Trust Inc.	19,813	322,358
First Interstate BancSystem Inc.	3,250	78,488
First Marblehead Corp., The (a)	16,792	13,769

20	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First Merchants Corp.	5,345	$92,629
First Midwest Bancorp Inc.	13,804	208,578
First NBC Bank Holding Co. (a)	766	18,675
First of Long Island Corp., The	1,470	57,110
First Potomac Realty Trust	10,888	136,862
First Security Group Inc. (a)	11,512	23,945
FirstMerit Corp.	30,510	662,372
Flagstar Bancorp Inc. (a)	3,669	54,154
Flushing Financial Corp.	5,635	103,966
Forestar Group Inc. (a)	6,360	136,931
Fortegra Financial Corp. (a)	1,138	9,684
Fox Chase Bancorp	2,312	40,229
Franklin Financial Corp.	2,036	38,603
Franklin Street Properties Corp.	16,699	212,745
FXCM Inc. Class A	6,781	133,925
Gain Capital Holdings Inc.	2,125	26,754
GAMCO Investors Inc.	1,125	85,421
Geo Group Inc., The	13,186	438,434
German American Bancorp Inc.	2,316	58,410
Getty Realty Corp.	4,801	93,283
GFI Group Inc.	13,020	51,429
Glacier Bancorp Inc.	13,249	327,383
Gladstone Commercial Corp.	2,332	41,883
Glimcher Realty Trust	26,612	259,467
Global Indemnity PLC (a)	1,523	38,776
Government Properties Income Trust	10,057	240,664
Gramercy Property Trust Inc. (a)	11,034	45,791
Great Southern Bancorp Inc.	1,932	54,540
Green Dot Corp. Class A (a)	4,791	126,147
Greenhill & Co. Inc.	5,245	261,621
Greenlight Capital Re Ltd. Class A (a)	5,171	147,063
Guaranty Bancorp	2,818	38,578
Hallmark Financial Services Inc. (a)	2,731	24,224
Hampton Roads Bankshares Inc. (a)	5,921	8,408
Hancock Holding Co.	15,603	489,622
Hanmi Financial Corp.	5,894	97,664
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,736	31,190
HCI Group Inc.	1,727	70,531
Health Insurance Innovations Inc. Class A (a)	853	10,193
Healthcare Realty Trust Inc.	17,475	403,847
Heartland Financial USA Inc.	2,738	76,281
Heritage Commerce Corp.	3,946	30,187
Heritage Financial Corp.	2,870	44,542
Heritage Oaks Bancorp (a)	3,662	23,437
Hersha Hospitality Trust	37,568	210,005
HFF Inc. Class A	6,145	153,932
Highwoods Properties Inc.	16,128	569,480
Hilltop Holdings Inc. (a)	11,410	211,085
Hingham Institution for Savings	239	16,708
Home Bancorp Inc. (a)	1,273	22,990
Home Bancshares Inc.	8,315	252,527
Home Federal Bancorp Inc.	2,751	34,608
Home Loan Servicing Solutions Ltd.	13,102	288,375
HomeStreet Inc.	2,410	46,513

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
HomeTrust Bancshares Inc. (a)	3,886	$64,119
Horace Mann Educators Corp.	7,281	206,635
Horizon Bancorp	1,597	37,290
Horizon Technology Finance Corp.	1,455	19,381
Hudson Pacific Properties Inc.	8,079	157,137
Hudson Valley Holding Corp.	3,048	57,241
IBERIABANK Corp.	5,454	282,899
ICG Group Inc. (a)	6,961	98,777
Imperial Holdings Inc. (a)	3,178	20,117
Independence Holding Co.	1,542	22,020
Independent Bank Corp.	4,252	151,796
Independent Bank Group Inc.	694	24,984
Infinity Property & Casualty Corp.	2,105	135,983
Inland Real Estate Corp.	15,802	161,654
International Bancshares Corp.	9,815	212,298
Intervest Bancshares Corp. Class A (a)	3,272	25,947
INTL FCStone Inc. (a)	2,578	52,720
Invesco Mortgage Capital	25,165	387,289
Investment Technology Group Inc. (a)	6,929	108,924
Investors Bancorp Inc.	8,113	177,512
Investors Real Estate Trust	18,640	153,780
Investors Title Co.	242	18,174
iStar Financial Inc. (a)	15,664	188,595
Janus Capital Group Inc.	27,675	235,514
JAVELIN Mortgage Investment Corp.	2,492	29,480
JMP Group Inc.	2,812	17,406
Kansas City Life Insurance Co.	743	32,855
KCG Holdings Inc. Class A (a)	13,187	114,331
Kearny Financial Corp. (a)	2,714	27,737
Kennedy-Wilson Holdings Inc.	10,085	187,178
Kite Realty Group Trust	16,921	100,342
Ladenburg Thalmann Financial Services Inc. (a)	19,147	34,656
Lakeland Bancorp Inc.	5,627	63,304
Lakeland Financial Corp.	3,061	99,942
LaSalle Hotel Properties	17,618	502,465
LCNB Corp.	1,076	21,079
Lexington Realty Trust	31,183	350,185
LTC Properties Inc.	6,472	245,807
Macatawa Bank Corp. (a)	4,344	23,371
Maiden Holdings Ltd.	9,133	107,861
MainSource Financial Group Inc.	3,685	55,975
Manning & Napier Inc.	2,586	43,134
MarketAxess Holdings Inc.	6,928	415,957
Marlin Business Services Corp.	1,498	37,390
MB Financial Inc.	10,120	285,789
Meadowbrook Insurance Group Inc.	9,290	60,385
Medical Properties Trust Inc.	29,169	354,987
Mercantile Bank Corp.	1,643	35,785
Merchants Bancshares Inc.	1,049	30,369
Meridian Interstate Bancorp Inc. (a)	1,570	34,210
Meta Financial Group Inc.	994	37,772
Metro Bancorp Inc. (a)	2,638	55,424
MetroCorp Bancshares Inc.	3,033	41,734
MGIC Investment Corp. (a)	59,754	435,009
Middleburg Financial Corp.	969	18,682

See accompanying notes to schedules of investments.	21

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
MidSouth Bancorp Inc.	1,500	$23,250
MidWestOne Financial Group Inc.	1,263	32,472
Monmouth Real Estate Investment Corp. Class A	7,955	72,152
Montpelier Re Holdings Ltd.	8,089	210,718
MPG Office Trust Inc. (a)	10,646	33,322
NASB Financial Inc. (a)	752	20,627
National Bank Holdings Corp. Class A	9,698	199,197
National Bankshares Inc.	1,322	47,447
National Health Investors Inc.	4,586	260,898
National Interstate Corp.	1,192	33,150
National Penn Bancshares Inc.	21,485	215,924
National Western Life Insurance Co.	405	81,717
Navigators Group Inc., The (a)	1,901	109,821
NBT Bancorp Inc.	8,047	184,920
Nelnet Inc. Class A	4,203	161,605
New Residential Investment Corp.	46,928	310,663
New York Mortgage Trust Inc.	11,953	74,706
NewBridge Bancorp (a)	4,622	33,694
NewStar Financial Inc. (a)	4,794	87,586
Nicholas Financial Inc.	1,897	30,902
Northfield Bancorp Inc.	10,734	130,311
Northrim BanCorp Inc.	1,205	29,040
NorthStar Realty Finance Corp.	43,665	405,211
Northwest Bancshares Inc.	17,207	227,477
OceanFirst Financial Corp.	2,589	43,780
OFG Bancorp	8,380	135,672
Old National Bancorp	18,616	264,347
OmniAmerican Bancorp Inc. (a)	2,125	51,978
One Liberty Properties Inc.	2,135	43,298
OneBeacon Insurance Group Ltd. Class A	4,088	60,339
Oppenheimer Holdings Inc. Class A	1,853	32,928
Oritani Financial Corp.	8,469	139,400
Pacific Continental Corp.	3,383	44,351
Pacific Premier Bancorp Inc. (a)	2,824	37,955
PacWest Bancorp	6,976	239,695
Palmetto Bancshares Inc. (a)	810	10,562
Park National Corp.	2,122	167,808
Park Sterling Corp.	8,343	53,479
Parkway Properties Inc.	8,081	143,599
Peapack-Gladstone Financial Corp.	1,647	30,552
Pebblebrook Hotel Trust	11,429	328,127
Penns Woods Bancorp Inc.	739	36,817
Pennsylvania Real Estate Investment Trust	12,547	234,629
PennyMac Financial Services Inc. Class A (a)	2,351	44,175
PennyMac Mortgage Investment Trust	11,454	259,777
Peoples Bancorp Inc.	2,016	42,094
PHH Corp. (a)	10,505	249,389
Phoenix Companies Inc., The (a)	1,073	41,493
Physicians Realty Trust (a)	1,625	19,695
PICO Holdings Inc. (a)	4,231	91,643
Pinnacle Financial Partners Inc. (a)	6,494	193,586
Piper Jaffray Companies Inc. (a)	3,000	102,870
Platinum Underwriters Holdings Ltd.	5,394	322,184

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Portfolio Recovery Associates Inc. (a)	9,332	$559,360
Potlatch Corp.	7,492	297,283
Preferred Bank (a)	2,241	39,867
Primerica Inc.	10,467	422,239
PrivateBancorp Inc.	11,922	255,131
Prosperity Bancshares Inc.	11,101	686,486
Provident Financial Holdings Inc.	1,670	27,739
Provident Financial Services Inc.	10,937	177,289
Provident New York Bancorp	8,193	89,222
PS Business Parks Inc.	3,372	251,619
Pzena Investment Management Inc. Class A	1,958	13,275
Radian Group Inc.	31,863	443,852
RAIT Financial Trust	13,048	92,380
Ramco-Gershenson Properties Trust	11,136	171,606
RCS Capital Corp. Class A	182	3,043
Redwood Trust Inc.	15,170	298,697
Regional Management Corp. (a)	1,004	31,927
Renasant Corp.	5,604	152,261
Republic Bancorp Inc. Class A	1,836	50,582
Resource America Inc. Class A	2,181	17,513
Resource Capital Corp.	23,678	140,647
Retail Opportunity Investments Corp.	12,638	174,657
Rexford Industrial Reality Inc. (a)	2,492	33,667
RLI Corp.	3,929	343,473
RLJ Lodging Trust	22,864	537,075
Rockville Financial Inc.	5,141	66,833
Roma Financial Corp. (a)	1,366	25,394
Rouse Properties Inc.	4,174	85,901
Ryman Hospitality Properties Inc.	8,201	283,017
S&T Bancorp Inc.	5,529	133,912
Sabra Health Care REIT Inc.	6,973	160,449
Safeguard Scientifics Inc. (a)	3,914	61,411
Safety Insurance Group Inc.	2,398	127,022
Sandy Spring Bancorp Inc.	4,621	107,484
Saul Centers Inc.	1,492	69,005
Seacoast Banking Corporation of Florida (a)	13,743	29,822
Select Income REIT	3,896	100,517
Selective Insurance Group Inc.	10,240	250,880
Sierra Bancorp	2,278	35,833
Silver Bay Realty Trust Corp.	2,860	44,788
Silvercrest Asset Management Group Inc. Class A (a)	865	11,790
Simmons First National Corp.	3,094	96,192
Southside Bancshares Inc.	3,348	89,793
Southwest Bancorp Inc. (a)	3,675	54,427
Sovran Self Storage Inc.	5,815	440,079
STAG Industrial Inc.	7,770	156,332
State Auto Financial Corp.	2,704	56,622
State Bank Financial Corp.	5,933	94,157
StellarOne Corp.	4,149	93,352
Sterling Bancorp NY	5,672	77,877
Sterling Financial Corp.	6,220	178,203
Stewart Information Services Corp.	3,930	125,721
Stifel Financial Corp. (a)	11,759	484,706

22	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Strategic Hotels & Resorts Inc. (a)	33,404	$289,947
Suffolk Bancorp (a)	2,129	37,726
Summit Hotel Properties Inc.	14,035	128,982
Sun Bancorp Inc. (a)	7,731	29,610
Sun Communities Inc.	6,684	284,872
Sunstone Hotel Investors Inc.	30,001	382,213
Susquehanna Bancshares Inc.	34,201	429,223
SWS Group Inc. (a)	5,507	30,729
SY Bancorp Inc.	2,575	72,950
Symetra Financial Corp.	14,997	267,247
Taylor Capital Group Inc. (a)	3,195	70,769
Tejon Ranch Co. (a)	2,562	79,012
Terreno Realty Corp.	4,257	75,604
Territorial Bancorp Inc.	1,999	43,918
Texas Capital Bancshares Inc. (a)	7,508	345,143
Third Point Reinsurance Ltd. (a)	4,240	61,438
Thomas Properties Group Inc.	5,685	38,203
Tompkins Financial Corp.	2,670	123,407
Tower Group International Ltd.	10,645	74,515
TowneBank	4,937	71,192
Tree.com Inc.	1,141	29,963
Trico Bancshares	3,005	68,454
Tristate Capital Holdings Inc. (a)	1,193	15,378
Trustco Bank Corp. NY	17,593	104,854
Trustmark Corp.	12,344	316,006
UMB Financial Corp.	6,282	341,364
UMH Properties Inc.	2,662	26,434
Umpqua Holdings Corp.	20,548	333,289
Union First Market Bankshares Corp.	3,780	88,339
United Bankshares Inc.	7,972	231,029
United Community Banks Inc. (a)	7,906	118,590
United Community Financial Corp. (a)	8,181	31,824
United Financial Bancorp Inc.	3,691	59,683
United Fire Group Inc.	3,658	111,459
Universal Health Realty Income Trust	2,229	93,328
Universal Insurance Holdings Inc.	4,861	34,270
Univest Corp. of Pennsylvania	3,143	59,246
Urstadt Biddle Properties Inc.	4,684	93,118
Vantagesouth Bancshares Inc. (a)	2,136	11,342
ViewPoint Financial Group Inc.	7,402	152,999
Virginia Commerce Bancorp (a)	5,062	78,613
Virtus Investment Partners Inc. (a)	1,222	198,746
Walker & Dunlop Inc. (a)	3,059	48,669
Walter Investment Management Corp. (a)	6,826	269,900
Washington Banking Co.	2,841	39,944
Washington Real Estate Investment Trust	12,376	312,742
Washington Trust Bancorp Inc.	2,699	84,830
Waterstone Financial Inc. (a)	1,455	14,768
Webster Financial Corp.	16,606	423,951
WesBanco Inc.	4,750	141,218
West Bancorporation	2,716	37,481
Westamerica Bancorporation	4,966	247,009
Western Alliance Bancorp (a)	13,629	257,997
Western Asset Mortgage Capital Corp.	4,494	71,859

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Westfield Financial Inc.	3,646	$25,741
Westwood Holdings Group Inc.	1,303	62,609
WhiteHorse Finance Inc.	1,260	19,026
Whitestone REIT	3,145	46,326
Wilshire Bancorp Inc.	11,512	94,168
Winthrop Realty Trust	5,413	60,355
Wintrust Financial Corp.	6,801	279,317
WisdomTree Investments Inc. (a)	18,482	214,576
World Acceptance Corp. (a)	1,709	153,673
WSFS Financial Corp.	1,467	88,387
Yadkin Financial Corp. (a)	2,629	45,298
ZAIS Financial Corp.	1,047	18,165

		60,501,852

Health Care (12.87%)
Abaxis Inc.	4,065	171,136
Abiomed Inc. (a)	7,198	137,266
Acadia Healthcare Company Inc. (a)	6,525	257,281
ACADIA Pharmaceuticals Inc. (a)	12,917	354,830
Accelerate Diagnostics Inc. (a)	2,045	27,423
Accretive Health Inc. (a)	10,952	99,882
Accuray Inc. (a)	13,796	101,952
AcelRx Pharmaceuticals Inc. (a)	4,177	44,986
Achillion Pharmaceuticals Inc. (a)	17,925	54,134
Acorda Therapeutics Inc. (a)	7,481	256,449
Addus HomeCare Corp. (a)	1,013	29,347
Aegerion Pharmaceuticals Inc. (a)	5,310	455,120
Affymetrix Inc. (a)	13,227	82,007
Agios Pharmaceuticals Inc. (a)	1,190	33,272
Air Methods Corp.	7,177	305,740
Akorn Inc. (a)	10,705	210,674
Albany Molecular Research Inc. (a)	4,309	55,543
Align Technology Inc. (a)	13,445	646,973
Alimera Sciences Inc. (a)	3,129	11,765
Alliance HealthCare Services Inc. (a)	918	25,419
Almost Family Inc.	1,584	30,777
Alnylam Pharmaceuticals Inc. (a)	10,699	684,843
Alphatec Holdings Inc. (a)	11,416	22,490
AMAG Pharmaceuticals Inc. (a)	3,983	85,555
Amedisys Inc. (a)	5,747	98,963
Amicus Therapeutics Inc. (a)	5,829	13,523
AMN Healthcare Services Inc. (a)	8,546	117,593
Ampio Pharmaceuticals Inc. (a)	5,239	39,292
Amsurg Corp. (a)	5,886	233,674
Anacor Pharmaceuticals Inc. (a)	4,689	49,797
Analogic Corp.	2,247	185,692
Angiodynamics Inc. (a)	4,459	58,859
Anika Therapeutics Inc. (a)	2,200	52,712
Antares Pharma Inc. (a)	20,956	85,081
Aratana Therapeutics Inc. (a)	1,106	18,072
Arena Pharmaceuticals Inc. (a)	40,174	211,717
ArQule Inc. (a)	10,778	25,113
Array Biopharma Inc. (a)	21,425	133,264
ArthroCare Corp. (a)	5,182	184,376
Astex Pharmaceuticals Inc. (a)	17,500	148,400
athenahealth Inc. (a)	6,760	733,866

See accompanying notes to schedules of investments.	23

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
AtriCure Inc. (a)	3,877	$42,569
Atrion Corp.	293	75,823
Auxilium Pharmaceuticals Inc. (a)	9,137	166,568
AVANIR Pharmaceuticals Inc. Class A (a)	26,689	113,161
Aveo Pharmaceuticals Inc. (a)	9,567	19,804
BioDelivery Sciences International Inc. (a)	5,765	31,304
Biolase Inc. (a)	5,909	11,286
Bio-Reference Laboratories Inc. (a)	4,485	134,012
BioScrip Inc. (a)	10,838	95,158
BioTime Inc. (a)	6,981	26,528
Bluebird Bio Inc. (a)	1,185	31,948
Cadence Pharmaceuticals Inc. (a)	11,396	71,909
Cambrex Corp. (a)	5,578	73,630
Cantel Medical Corp.	6,035	192,215
Capital Senior Living Corp. (a)	5,321	112,539
Cardiovascular Systems Inc. (a)	3,885	77,894
Cell Therapeutics Inc. (a)	20,728	33,994
Celldex Therapeutics Inc. (a)	14,894	527,694
Cellular Dynamics International Inc. (a)	638	11,746
Cempra Inc. (a)	3,237	37,226
Centene Corp. (a)	10,015	640,559
Cepheid Inc. (a)	12,348	482,066
Cerus Corp. (a)	13,045	87,532
Chelsea Therapeutics International Ltd. (a)	12,409	37,351
Chemed Corp.	3,473	248,320
ChemoCentryx Inc. (a)	4,531	25,192
Chimerix Inc. (a)	1,558	34,245
Chindex International Inc. (a)	2,163	36,879
Clovis Oncology Inc. (a)	2,917	177,295
Computer Programs & Systems Inc.	2,065	120,802
Conatus Pharmaceuticals Inc. (a)	848	8,522
Conmed Corp.	5,091	173,043
Corcept Therapeutics Inc. (a)	10,331	16,426
Cornerstone Therapeutics Inc. (a)	1,538	14,473
Coronado Biosciences Inc. (a)	4,672	32,797
Corvel Corp. (a)	2,031	75,086
Cross Country Healthcare Inc. (a)	4,868	29,500
CryoLife Inc.	5,156	36,092
Curis Inc. (a)	14,815	66,075
Cutera Inc. (a)	2,701	24,039
Cyberonics Inc. (a)	5,091	258,317
Cynosure Inc. Class A (a)	3,457	78,854
Cytokinetics Inc. (a)	4,585	34,800
Cytori Therapeutics Inc. (a)	11,722	27,312
Dendreon Corp. (a)	29,255	85,717
DepoMed Inc. (a)	10,573	79,086
Derma Sciences Inc. (a)	2,533	31,359
Dexcom Inc. (a)	13,011	367,301
Durata Therapeutics Inc. (a)	2,528	22,853
Dyax Corp. (a)	20,276	139,093
Dynavax Technologies Corp. (a)	34,707	41,648
Emergent Biosolutions Inc. (a)	5,049	96,183
Emeritus Corp. (a)	7,384	136,826
Enanta Pharmaceuticals Inc. (a)	660	15,127

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Endocyte Inc. (a)	5,653	$75,354
Endologix Inc. (a)	11,542	186,172
Ensign Group Inc., The	3,605	148,202
Enzon Pharmaceuticals Inc.	7,361	12,366
Epizyme Inc. (a)	1,091	43,782
Esperion Therapeutics Inc. (a)	738	13,919
Exact Sciences Corp. (a)	12,904	152,396
Exactech Inc. (a)	1,714	34,537
ExamWorks Group Inc. (a)	5,585	145,154
Exelixis Inc. (a)	34,117	198,561
Fibrocell Science Inc. (a)	3,055	13,381
Five Star Quality Care Inc. (a)	7,876	40,719
Fluidigm Corp. (a)	4,754	104,303
Furiex Pharmaceuticals Inc. (a)	1,245	54,768
Galena Biopharma Inc. (a)	18,008	40,878
GenMark Diagnostics Inc. (a)	6,378	77,493
Genomic Health Inc. (a)	3,102	94,859
Gentiva Health Services Inc. (a)	5,799	69,820
Geron Corp. (a)	23,966	80,286
Globus Medical Inc. Class A (a)	10,027	175,071
Greatbatch Inc. (a)	4,393	149,494
Greenway Medical Technologies Inc. (a)	2,660	54,929
GTx Inc. (a)	4,819	9,686
Haemonetics Corp. (a)	9,411	375,311
Halozyme Therapeutics Inc. (a)	16,334	180,327
Hanger Inc. (a)	6,372	215,119
Harvard Bioscience Inc. (a)	4,555	23,959
Healthsouth Corp.	16,049	553,370
HealthStream Inc. (a)	3,729	141,255
Healthways Inc. (a)	6,350	117,538
HeartWare International Inc. (a)	3,014	220,655
Hi-Tech Pharmacal Co. Inc.	2,044	88,199
HMS Holdings Corp. (a)	16,094	346,182
Horizon Pharma Inc. (a)	9,481	32,046
Hyperion Therapeutics Inc. (a)	1,551	40,528
ICU Medical Inc. (a)	2,396	162,760
Idenix Pharmaceuticals Inc. (a)	18,494	96,354
ImmunoGen Inc. (a)	15,566	264,933
Immunomedics Inc. (a)	13,733	85,007
Impax Laboratories Inc. (a)	12,599	258,405
Infinity Pharmaceuticals Inc. (a)	8,899	155,288
Insmed Inc. (a)	6,356	99,217
Insulet Corp. (a)	9,834	356,384
Insys Therapeutics Inc. (a)	942	32,961
Integra LifeSciences Holdings Corp. (a)	3,670	147,718
Intercept Pharmaceuticals Inc. (a)	1,274	87,944
InterMune Inc. (a)	15,040	231,165
Intrexon Corp. (a)	2,007	47,546
Invacare Corp.	5,909	102,048
IPC The Hospitalist Co. (a)	3,076	156,907
Ironwood Pharmaceuticals Inc. (a)	17,109	202,742
Isis Pharmaceuticals Inc. (a)	20,670	775,952
KaloBios Pharmaceuticals Inc. (a)	1,518	6,861
Keryx Biopharmaceuticals Inc. (a)	15,180	153,318
Kindred Healthcare Inc.	9,897	132,917

24	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
KYTHERA Biopharmaceuticals Inc. (a)	1,887	$86,236
Landauer Inc.	1,772	90,815
Lannett Company Inc. (a)	3,038	66,289
Lexicon Pharmaceuticals Inc. (a)	42,175	99,955
LHC Group Inc. (a)	2,254	52,879
Ligand Pharmaceuticals Inc. Class B (a)	3,287	142,261
Luminex Corp. (a)	6,949	138,980
Magellan Health Services Inc. (a)	4,978	298,481
MAKO Surgical Corp. (a)	7,742	228,466
MannKind Corp. (a)	27,332	155,792
Masimo Corp.	8,970	238,961
MedAssets Inc. (a)	11,195	284,577
Medical Action Industries Inc. (a)	2,667	17,709
Medicines Co., The (a)	11,471	384,508
Medidata Solutions Inc. (a)	4,895	484,262
MEI Pharma Inc. (a)	1,758	19,936
Merge Healthcare Inc. (a)	12,151	31,714
Meridian Bioscience Inc.	7,636	180,591
Merit Medical Systems Inc. (a)	7,848	95,196
Merrimack Pharmaceuticals Inc. (a)	17,262	65,596
MiMedx Group Inc. (a)	15,621	65,140
Molina Healthcare Inc. (a)	5,206	185,334
Momenta Pharmaceuticals Inc. (a)	8,785	126,416
MWI Veterinary Supply Inc. (a)	2,360	352,490
Nanosphere Inc. (a)	9,173	18,346
National Healthcare Corp.	2,002	94,635
National Research Corp. Class A (a)	1,572	29,601
National Research Corp. Class B	241	7,196
Natus Medical Inc. (a)	5,674	80,457
Navidea Biopharmaceuticals Inc. (a)	22,214	58,867
Nektar Therapeutics (a)	21,264	222,209
Neogen Corp. (a)	4,411	267,836
NeoGenomics Inc. (a)	6,019	18,057
Neurocrine Biosciences Inc. (a)	12,426	140,662
NewLink Genetics Corp. (a)	3,135	58,875
Novavax Inc. (a)	24,843	78,504
NPS Pharmaceuticals Inc. (a)	18,475	587,690
NuVasive Inc. (a)	8,131	199,128
NxStage Medical Inc. (a)	11,098	146,050
Omeros Corp. (a)	5,471	53,342
Omnicell Inc. (a)	6,136	145,300
OncoGenex Pharmaceutical Inc. (a)	2,802	25,975
OncoMed Pharmaceuticals Inc. (a)	761	11,651
Onconova Therapeutics Inc. (a)	1,013	26,814
Opko Health Inc. (a)	34,804	306,623
Optimer Pharmaceuticals Inc. (a)	9,011	113,539
OraSure Technologies Inc. (a)	10,173	61,140
Orexigen Therapeutics Inc. (a)	17,581	107,947
Orthofix International NV (a)	3,605	75,200
Osiris Therapeutics Inc. (a)	3,117	51,867
OvaScience Inc. (a)	1,637	16,223
Owens & Minor Inc.	11,636	402,489
Pacific Biosciences of California Inc. (a)	8,356	46,209
Pacira Pharmaceuticals Inc. (a)	5,082	244,393
Parexel International Corp. (a)	10,451	524,954

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
PDL BioPharma Inc.	26,070	$207,778
Peregrine Pharmaceuticals Inc. (a)	26,856	37,867
Pernix Therapeutics Holdings Inc. (a)	3,161	8,630
PharMerica Corp. (a)	5,398	71,631
PhotoMedex Inc. (a)	2,541	40,402
Portola Pharmaceuticals Inc. (a)	1,790	47,882
Pozen Inc. (a)	5,217	29,893
Progenics Pharmaceuticals Inc. (a)	10,793	54,289
Prothena Corp. PLC (a)	2,177	44,041
Providence Service Corp. (a)	1,980	56,806
PTC Therapeutics Inc. (a)	1,665	35,731
Puma Biotechnology Inc. (a)	4,078	218,825
Quality Systems Inc.	7,327	159,216
Questcor Pharmaceuticals Inc.	9,558	554,364
Quidel Corp. (a)	5,162	146,601
Raptor Pharmaceutical Corp. (a)	10,848	162,069
Receptos Inc. (a)	1,059	27,502
Regulus Therapeutics Inc. (a)	1,868	17,615
Repligen Corp. (a)	5,903	65,464
Repros Therapeutics Inc. (a)	4,158	111,434
Rigel Pharmaceuticals Inc. (a)	16,277	58,272
Rochester Medical Corp. (a)	1,976	39,441
Rockwell Medical Inc. (a)	7,222	82,403
RTI Surgical Inc. (a)	10,494	39,248
Sagent Pharmaceuticals Inc. (a)	3,210	65,484
Sangamo BioSciences Inc. (a)	10,964	114,903
Santarus Inc. (a)	10,224	230,756
Sarepta Therapeutics Inc. (a)	6,159	290,890
SciClone Pharmaceuticals Inc. (a)	10,089	51,151
Select Medical Holdings Corp.	8,971	72,396
Sequenom Inc. (a)	21,404	57,149
SIGA Technologies Inc. (a)	6,754	25,935
Skilled Healthcare Group Inc. Class A (a)	3,788	16,516
Solta Medical Inc. (a)	13,287	27,637
Spectranetics Corp. (a)	7,403	124,222
Spectrum Pharmaceuticals Inc.	11,425	95,856
STAAR Surgical Co. (a)	6,857	92,844
Stemline Therapeutics Inc. (a)	1,694	76,721
STERIS Corp.	10,821	464,870
Sucampo Pharmaceuticals Inc. Class A (a)	2,523	15,744
Sunesis Pharmaceuticals Inc. (a)	5,868	29,105
Supernus Pharmaceuticals Inc. (a)	2,753	20,179
SurModics Inc. (a)	2,687	63,897
Symmetry Medical Inc. (a)	6,792	55,423
Synageva BioPharma Corp. (a)	3,169	200,629
Synergy Pharmaceuticals Inc. (a)	14,917	68,171
Synta Pharmaceuticals Corp. (a)	7,379	46,561
Targacept Inc. (a)	5,426	28,812
Team Health Holdings Inc. (a)	12,642	479,637
TearLab Corp. (a)	5,176	57,247
Tesaro Inc. (a)	2,485	96,269
Tetraphase Pharmaceuticals Inc. (a)	2,095	23,841
TG Therapeutics Inc. (a)	2,665	13,565
TherapeuticsMD Inc. (a)	14,438	42,303
Thoratec Corp. (a)	10,554	393,559

See accompanying notes to schedules of investments.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Threshold Pharmaceuticals Inc. (a)	8,802	$40,929
Tornier NV (a)	4,810	92,977
Triple-S Management Corp. Class B (a)	4,372	80,401
U.S. Physical Therapy Inc.	2,206	68,562
Unilife Corp. (a)	17,047	56,596
Universal American Corp.	7,084	53,980
USMD Holdings Inc. (a)	190	5,037
Utah Medical Products Inc.	608	36,140
Vanda Pharmaceuticals Inc. (a)	6,049	66,358
Vanguard Health Systems Inc. (a)	6,197	130,199
Vascular Solutions Inc. (a)	3,075	51,660
Verastem Inc. (a)	2,984	37,121
Vical Inc. (a)	14,363	17,954
ViroPharma Inc. (a)	12,031	472,818
VIVUS Inc. (a)	18,517	172,578
Vocera Communications Inc. (a)	3,906	72,652
Volcano Corp. (a)	10,017	239,607
WellCare Health Plans Inc. (a)	7,989	557,153
West Pharmaceutical Services Inc.	12,766	525,321
Wright Medical Group Inc. (a)	7,425	193,644
Xenoport Inc. (a)	7,924	45,008
XOMA Corp. (a)	12,630	56,582
Zeltiq Aesthetics Inc. (a)	3,279	29,741
ZIOPHARM Oncology Inc. (a)	12,111	47,838
Zogenix Inc. (a)	13,231	24,610

		37,159,187

Industrials (14.28%)
Aaon Inc.	5,149	136,759
AAR Corp.	7,321	200,083
ABM Industries Inc.	10,008	266,413
Acacia Research Corp.	9,055	208,808
ACCO Brands Corp. (a)	20,834	138,338
Accuride Corp. (a)	7,490	38,499
Aceto Corp.	5,104	79,724
Acorn Energy Inc.	3,483	20,550
Actuant Corp. Class A (c)	13,477	523,447
Acuity Brands Inc.	7,890	726,038
Advisory Board Co., The (a)	6,541	389,059
Aegion Corp. (a)	7,175	170,263
Aerovironment Inc. (a)	3,431	79,256
Air Transport Services Group Inc. (a)	9,691	72,586
Aircastle Ltd.	12,567	218,791
Alamo Group Inc.	1,294	63,290
Albany International Corp. Class A	5,136	184,228
Allegiant Travel Co.	2,748	289,529
Altra Holdings Inc.	4,930	132,666
Ameresco Inc. Class A (a)	3,651	36,583
American Railcar Industries Inc.	1,735	68,064
American Science & Engineering Inc.	1,520	91,671
American Superconductor Corp. (a)	7,812	18,280
American Woodmark Corp. (a)	1,866	64,657
Ampco-Pittsburgh Corp.	1,504	26,952
API Technologies Corp. (a)	6,103	17,882
Apogee Enterprises Inc.	5,282	156,770
Applied Industrial Technologies Inc.	7,738	398,507

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
ARC Document Solutions Inc. (a)	6,511	$29,885
Argan Inc.	2,579	56,661
Arkansas Best Corp.	4,740	121,676
Astec Industries Inc.	3,769	135,533
Astronics Corp. (a)	2,336	116,123
Atlas Air Worldwide Holdings Inc. (a)	4,748	218,930
AZZ Inc.	4,693	196,449
Barnes Group Inc.	9,894	345,498
Barrett Business Services Inc.	1,289	86,763
Beacon Roofing Supply Inc. (a)	8,958	330,281
Blount International Inc. (a)	9,174	111,097
BlueLinx Holdings Inc. (a)	6,634	12,936
Brady Corp.	8,520	259,860
Briggs & Stratton Corp.	8,849	178,042
Brink’s Co., The	8,782	248,531
Builders FirstSource Inc. (a)	8,286	48,722
CAI International Inc. (a)	3,191	74,255
Capstone Turbine Corp. (a)	56,143	66,249
Casella Waste Systems Inc. Class A (a)	7,254	41,710
CBIZ Inc. (a)	7,095	52,787
CDI Corp.	2,505	38,352
CECO Environmental Corp.	2,805	39,494
Celadon Group Inc.	3,714	69,340
Cenveo Inc. (a)	9,868	29,111
Chart Industries Inc. (a)	5,581	686,686
CIRCOR International Inc.	3,235	201,152
Clarcor Inc.	9,127	506,822
Coleman Cable Inc.	1,608	33,945
Columbus McKinnon Corp. (a)	3,631	87,253
Comfort Systems USA Inc.	6,814	114,543
Commercial Vehicle Group Inc. (a)	4,224	33,623
CompX International Inc.	143	1,856
Consolidated Graphics Inc. (a)	1,348	75,569
Corporate Executive Board Co., The	6,188	449,373
Costa Inc. (a)	1,742	33,133
Courier Corp.	2,087	33,016
CRA International Inc. (a)	1,864	34,708
Cubic Corp.	3,643	195,556
Curtiss-Wright Corp.	8,581	402,964
Deluxe Corp.	9,357	389,813
DigitalGlobe Inc. (a)	13,728	434,079
Douglas Dynamics Inc.	4,159	61,262
Ducommun Inc. (a)	1,963	56,299
DXP Enterprises Inc. (a)	1,762	139,145
Dycom Industries Inc. (a)	6,084	170,291
Dynamic Materials Corp.	2,505	58,066
Echo Global Logistics Inc. (a)	3,292	68,934
Edgen Group Inc. (a)	3,233	24,571
EMCOR Group Inc.	12,356	483,490
Encore Wire Corp.	3,837	151,331
Energy Recovery Inc. (a)	8,253	59,834
EnerNOC Inc. (a)	4,915	73,676
EnerSys	8,867	537,606
Engility Holdings Inc. (a)	3,177	100,806
Ennis Inc.	4,855	87,584
Enphase Energy Inc. (a)	2,950	24,013

26	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
EnPro Industries Inc. (a)	3,849	$231,748
Erickson Air-Crane Inc. (a)	705	11,040
ESCO Technologies Inc.	4,844	160,966
Esterline Technologies Corp. (a)	5,746	459,048
ExOne Co., The (a)	1,178	50,183
Exponent Inc.	2,418	173,709
Federal Signal Corp. (a)	11,464	147,542
Flow International Corp. (a)	8,871	35,395
Forward Air Corp.	5,560	224,346
Franklin Covey Co. (a)	1,727	31,000
Franklin Electric Co. Inc.	8,716	343,410
Freightcar America Inc.	2,224	45,992
FTI Consulting Inc. (a)	7,423	280,589
FuelCell Energy Inc. (a)	29,343	37,852
Furmanite Corp. (a)	6,963	68,934
G&K Services Inc. Class A	3,580	216,196
GenCorp Inc. (a)	11,152	178,767
Generac Holdings Inc.	9,502	405,165
General Cable Corp.	9,149	290,481
Gibraltar Industries Inc. (a)	5,704	81,339
Global Brass & Copper Holdings Inc. (a)	1,482	25,994
Global Power Equipment Group Inc.	3,116	62,663
Gorman-Rupp Co., The	2,730	109,528
GP Strategies Corp. (a)	2,743	71,921
GrafTech International Ltd. (a)	21,445	181,210
Graham Corp.	1,848	66,768
Granite Construction Inc.	7,127	218,086
Great Lakes Dredge & Dock Co.	10,883	80,752
Greenbrier Companies Inc. (a)	4,545	112,398
Griffon Corp.	8,128	101,925
H&E Equipment Services Inc. (a)	5,517	146,532
Hardinge Inc.	2,187	33,789
Hawaiian Holdings Inc. (a)	9,530	70,903
Healthcare Services Group Inc.	12,601	324,602
Heartland Express Inc.	8,582	121,779
Heico Corp.	9,778	662,362
Heidrick & Struggles International Inc.	3,350	63,851
Heritage-Crystal Clean Inc. (a)	1,624	29,264
Herman Miller Inc.	10,757	313,889
HNI Corp.	8,379	303,152
Houston Wire & Cable Co.	3,342	45,017
Hub Group Inc. (a)	6,816	267,392
Hurco Companies Inc.	1,189	30,748
Huron Consulting Group Inc. (a)	4,285	225,434
Hyster-Yale Materials Handling Inc.	1,922	172,346
ICF International Inc. (a)	3,608	127,759
II-VI Inc. (a)	9,370	176,343
Innerworkings Inc. (a)	8,207	80,593
Innovative Solutions and Support Inc.	2,284	18,181
Insperity Inc.	4,108	154,461
Insteel Industries Inc.	3,359	54,080
Interface Inc.	10,909	216,435
International Shipholding Corp.	1,022	28,044
Intersections Inc.	1,861	16,321
Jetblue Airways Corp. (a)	42,643	284,002

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
John Bean Technologies Corp.	5,297	$131,789
Kadant Inc.	2,091	70,237
Kaman Corp.	4,931	186,688
Kaydon Corp.	5,940	210,989
Kelly Services Inc. Class A	4,878	94,975
Keyw Holding Corp., The (a)	5,911	79,503
Kforce Inc.	4,890	86,504
Kimball International Inc. Class B	6,052	67,117
Knight Transportation Inc.	10,935	180,646
Knoll Inc.	8,852	149,953
Korn/Ferry International (a)	8,926	191,016
Kratos Defense & Security Solutions Inc. (a)	8,175	67,689
L.B. Foster Co. Class A	1,884	86,174
Layne Christensen Co. (a)	3,672	73,293
Lindsay Corp.	2,370	193,439
LMI Aerospace Inc. (a)	1,918	25,624
LSI Industries Inc.	3,913	33,026
Lydall Inc. (a)	3,125	53,656
Manitex International Inc. (a)	2,259	24,691
Marten Transport Ltd.	4,384	75,186
MasTec Inc. (a)	10,947	331,694
Matson Inc.	7,913	207,558
McGrath Rentcorp	4,614	164,720
Meritor Inc. (a)	17,894	140,647
Michael Baker Corp.	1,612	65,238
Middleby Corp., The (a)	3,460	722,829
Miller Industries Inc.	2,058	34,945
Mine Safety Appliances Co.	5,209	268,836
Mistras Group Inc. (a)	2,940	49,980
Mobile Mini Inc. (a)	7,072	240,872
Moog Inc. Class A (a)	8,335	489,014
Mueller Industries Inc.	5,166	287,591
Mueller Water Products Inc.	29,032	231,966
Multi-Color Corp.	2,289	77,666
MYR Group Inc. (a)	3,844	93,409
National Presto Industries Inc.	862	60,693
National Technical Systems Inc. (a)	1,248	28,517
Navigant Consulting Inc. (a)	9,212	142,418
NCI Building Systems Inc. (a)	3,844	48,973
NL Industries Inc.	1,349	15,311
NN Inc.	3,197	49,745
Nortek Inc. (a)	1,671	114,814
Northwest Pipe Co. (a)	1,750	57,540
Odyssey Marine Exploration Inc. (a)	14,949	44,996
Omega Flex Inc.	508	9,596
On Assignment Inc. (a)	8,411	277,563
Orbital Sciences Corp. (a)	11,053	234,103
Orion Marine Group Inc. (a)	5,089	52,976
Pacer International Inc. (a)	6,593	40,811
Park-Ohio Holdings Corp. (a)	1,612	61,933
Patrick Industries Inc. (a)	1,236	37,142
Patriot Transportation Holding Inc. (a)	1,213	41,036
Pendrell Corp. (a)	29,452	57,137
Performant Financial Corp. (a)	4,135	45,154
PGT Inc. (a)	6,165	61,095

See accompanying notes to schedules of investments.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Pike Electric Corp.	4,810	$54,449
Ply Gem Holdings Inc. (a)	2,931	40,975
PMFG Inc. (a)	3,855	28,527
Polypore International Inc. (a)	8,592	352,014
Powell Industries Inc. (a)	1,708	104,683
Power Solutions International Inc. (a)	359	21,224
PowerSecure International Inc. (a)	3,792	60,862
Preformed Line Products Co.	463	33,304
Primoris Services Corp.	6,477	164,969
Proto Labs Inc. (a)	3,148	240,476
Quad Graphics Inc.	4,575	138,897
Quality Distribution Inc. (a)	3,933	36,341
Quanex Building Products Corp.	6,813	128,289
Raven Industries Inc.	6,679	218,470
RBC Bearings Inc. (a)	4,231	278,781
Republic Airways Holdings Inc. (a)	9,069	107,921
Resources Connection Inc.	7,407	100,513
Revolution Lighting Technologies Inc. (a)	5,537	14,175
Rexnord Corp. (a)	5,472	113,818
Roadrunner Transportation Systems Inc. (a)	3,278	92,571
RPX Corp. (a)	6,005	105,268
Rush Enterprises Inc. Class A (a)	6,364	168,710
Saia Inc. (a)	4,510	140,622
Schawk Inc.	2,461	36,521
Simpson Manufacturing Co. Inc.	7,436	242,191
SkyWest Inc.	9,568	138,927
Sparton Corp. (a)	1,890	48,195
Spirit Airlines Inc. (a)	11,085	379,883
Standard Parking Corp. (a)	2,874	77,282
Standex International Corp.	2,331	138,461
Steelcase Inc.	15,494	257,510
Sterling Construction Company Inc. (a)	3,057	28,277
Sun Hydraulics Corp.	3,950	143,188
Swift Transportation Co. (a)	15,473	312,400
Swisher Hygiene Inc. (a)	21,772	13,205
TAL International Group Inc.	6,241	291,642
Taser International Inc. (a)	9,430	140,601
Team Inc. (a)	3,804	151,209
Tecumseh Products Co. Class A (a)	3,388	30,323
Teledyne Technologies Inc. (a)	6,872	583,639
Tennant Co.	3,360	208,320
Tetra Tech Inc. (a)	11,917	308,531
Textainer Group Holdings Ltd.	3,898	147,617
Thermon Group Holdings Inc. (a)	5,037	116,405
Titan International Inc.	9,824	143,823
Titan Machinery Inc. (a)	3,229	51,890
TMS International Corp. Class A	2,646	46,146
TRC Companies Inc. (a)	2,964	21,934
Trex Co. Inc. (a)	3,196	158,298
TriMas Corp. (a)	8,146	303,846
TrueBlue Inc. (a)	7,488	179,787
Tutor Perini Corp. (a)	6,788	144,720
Twin Disc Inc.	1,529	39,953
Ultrapetrol Bahamas Ltd. (a)	3,877	14,500
UniFirst Corp.	2,681	279,950

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
United Stationers Inc.	7,466	$324,771
Universal Forest Products Inc.	3,673	154,633
Universal Truckload Services Inc.	935	24,927
US Airways Group Inc. (a)	35,359	670,407
US Ecology Inc.	3,434	103,466
USG Corp. (a)	14,161	404,721
UTi Worldwide Inc.	16,701	252,352
Viad Corp.	3,694	92,165
Vicor Corp. (a)	3,324	27,190
VSE Corp.	765	35,917
Wabash National Corp. (a)	12,590	146,799
WageWorks Inc. (a)	4,601	232,120
Watsco Inc.	4,740	446,840
Watts Water Technologies Inc.	5,236	295,153
Werner Enterprises Inc.	8,426	196,579
Wesco Aircraft Holdings Inc. (a)	7,537	157,749
West Corp.	3,949	87,549
Woodward Inc.	12,617	515,152
Xerium Technologies Inc. (a)	2,017	23,377
XPO Logistics Inc. (a)	5,314	115,154
YRC Worldwide Inc. (a)	1,984	33,490

		41,245,460

Information Technology (17.88%)
Accelrys Inc. (a)	10,348	102,023
ACI Worldwide Inc. (a)	7,330	396,260
Active Network Inc., The (a)	9,997	143,057
Actuate Corp. (a)	8,847	65,025
Acxiom Corp. (a)	13,554	384,798
Adtran Inc.	10,904	290,483
Advanced Energy Industries Inc. (a)	7,200	126,144
Advent Software Inc.	5,941	188,627
Aeroflex Holding Corp. (a)	3,783	26,632
Agilysys Inc. (a)	2,601	31,004
Alliance Fiber Optic Products Inc.	2,132	43,642
Alpha & Omega Semiconductor Ltd. (a)	3,320	27,921
Ambarella Inc. (a)	3,432	66,993
American Software Inc. Class A	4,420	37,747
Amkor Technology Inc. (a)	11,963	51,321
ANADIGICS Inc. (a)	15,252	30,046
Anaren Inc. (a)	2,172	55,386
Angie’s List Inc. (a)	7,773	174,892
Anixter International Inc. (a)	4,976	436,196
Applied Micro Circuits Corp. (a)	13,232	170,693
ARRIS Group Inc. (a)	21,433	365,647
Aruba Networks Inc. (a)	20,982	349,140
Aspen Technology Inc. (a)	17,225	595,124
ATMI Inc. (a)	5,862	155,460
Audience Inc. (a)	1,775	19,951
AVG Technologies NV (a)	4,449	106,509
Aviat Networks Inc. (a)	11,228	28,968
Avid Technology Inc. (a)	5,781	34,686
Axcelis Technologies Inc. (a)	19,988	42,175
Badger Meter Inc.	2,677	124,480
Bankrate Inc. (a)	8,490	174,639

28	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Bazaarvoice Inc. (a)	8,893	$80,748
Bel Fuse Inc.	1,850	32,264
Belden Inc.	8,096	518,549
Benchmark Electronics Inc. (a)	9,978	228,396
Black Box Corp.	2,892	88,611
Blackbaud Inc.	8,378	327,077
Blackhawk Network Holdings Inc. (a)	2,130	51,184
Blucora Inc. (a)	7,595	174,533
Bottomline Technologies Inc. (a)	6,950	193,766
Brightcove Inc. (a)	5,199	58,489
BroadSoft Inc. (a)	5,157	185,807
Brooks Automation Inc.	12,163	113,238
Cabot Microelectronics Corp. (a)	4,229	162,901
CACI International Inc. Class A (a)	4,239	292,957
CalAmp Corp. (a)	6,504	114,666
Calix Inc. (a)	7,465	95,029
Callidus Software Inc. (a)	6,873	63,025
Carbonite Inc. (a)	2,194	32,910
Cardtronics Inc. (a)	8,277	307,077
Cass Information Systems Inc.	1,910	101,937
Cavium Inc. (a)	9,457	389,628
CEVA Inc. (a)	4,128	71,208
ChannelAdvisor Corp. (a)	1,104	40,440
Checkpoint Systems Inc. (a)	7,572	126,452
Ciber Inc. (a)	13,302	43,897
Ciena Corp. (a)	18,639	465,602
Cirrus Logic Inc. (a)	11,672	264,721
Cognex Corp.	15,996	501,635
Coherent Inc.	4,439	272,777
Cohu Inc.	4,535	49,477
CommVault Systems Inc. (a)	8,556	751,473
Computer Task Group Inc.	2,904	46,929
comScore Inc. (a)	6,564	190,159
Comtech Telecommunications Corp.	3,126	76,024
Comverse Inc. (a)	4,069	130,005
Constant Contact Inc. (a)	5,666	134,228
Control4 Corp. (a)	671	11,622
Convergys Corp.	19,290	361,688
Cornerstone OnDemand Inc. (a)	7,436	382,508
CoStar Group Inc. (a)	5,251	881,643
Cray Inc. (a)	7,293	175,543
CSG Systems International Inc.	6,226	155,961
CTS Corp.	6,248	98,531
Cvent Inc. (a)	1,078	37,913
Cyan Inc. (a)	1,464	14,713
Cypress Semiconductor Corp. (a)	27,084	252,965
Daktronics Inc.	6,675	74,693
Datalink Corp. (a)	3,260	44,075
Dealertrack Technologies Inc. (a)	7,994	342,463
Demand Media Inc. (a)	6,656	42,066
Demandware Inc. (a)	2,985	138,295
Dice Holdings Inc. (a)	7,573	64,446
Digi International Inc. (a)	4,869	48,739
Digimarc Corp.	1,186	23,957
Digital River Inc. (a)	6,565	117,317
Diodes Inc. (a)	6,588	161,406

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
DSP Group Inc. (a)	3,709	$26,148
DTS Inc. (a)	3,401	71,421
E2open Inc. (a)	2,724	61,018
EarthLink Inc.	19,173	94,906
Ebix Inc.	5,758	57,235
eGain Corp. (a)	2,414	36,427
Electro Rent Corp.	3,458	62,728
Electro Scientific Industries Inc.	4,439	51,981
Electronics for Imaging Inc. (a)	8,572	271,561
Ellie Mae Inc. (a)	4,839	154,896
Emulex Corp. (a)	16,760	130,058
Entegris Inc. (a)	25,554	259,373
Entropic Communications Inc. (a)	16,723	73,247
Envestnet Inc. (a)	4,203	130,293
EPAM Systems Inc. (a)	4,058	140,001
EPIQ Systems Inc.	5,839	77,192
ePlus Inc.	704	36,383
Euronet Worldwide Inc. (a)	9,145	363,971
EVERTEC Inc.	5,488	121,888
Exar Corp. (a)	7,056	94,621
Exlservice Holdings Inc. (a)	5,982	170,367
Extreme Networks Inc. (a)	17,337	90,499
Fabrinet (a)	5,255	88,494
Fair Isaac Corp.	6,615	365,677
FARO Technologies Inc. (a)	3,178	134,016
FEI Co.	7,589	666,314
Finisar Corp. (a)	17,197	389,168
Fleetmatics Group Ltd. PLC (a)	3,034	113,927
Formfactor Inc. (a)	9,995	68,566
Forrester Research Inc.	2,336	85,871
Fusion-io Inc. (a)	13,985	187,259
Gerber Scientific Inc. Escrow Shares (a) (b)	4,900	0
Gigamon Inc. (a)	1,363	52,666
Global Cash Access Holdings Inc. (a)	12,161	94,977
Global Eagle Entertainment Inc. (a)	3,959	36,977
Globecomm Systems Inc. (a)	4,418	61,985
Glu Mobile Inc. (a)	11,384	31,761
Gogo Inc. (a)	1,899	33,745
GSI Group Inc. (a)	5,698	54,359
GSI Technology Inc. (a)	3,956	27,811
GT Advanced Technologies Inc. (a)	22,086	187,952
Guidance Software Inc. (a)	3,097	28,090
Guidewire Software Inc. (a)	7,726	363,972
Hackett Group Inc., The	4,796	34,195
Harmonic Inc. (a)	18,113	139,289
Heartland Payment Systems Inc.	6,683	265,449
Higher One Holdings Inc. (a)	5,810	44,563
Hittite Microwave Corp. (a)	5,806	379,422
Hutchinson Technology Inc. (a)	4,333	15,079
iGate Corp. (a)	6,393	177,470
Imation Corp. (a)	6,370	26,117
Immersion Corp. (a)	5,155	67,994
Imperva Inc. (a)	3,705	155,684
Infinera Corp. (a)	21,315	241,073
Infoblox Inc. (a)	9,221	385,622

See accompanying notes to schedules of investments.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Inphi Corp. (a)	4,832	$64,894
Insight Enterprises Inc. (a)	7,962	150,641
Integrated Device Technology Inc. (a)	24,249	228,426
Integrated Silicon Solution Inc. (a)	5,266	57,347
Interactive Intelligence Group (a)	2,848	180,820
InterDigital Inc.	7,581	282,999
Intermolecular Inc. (a)	3,171	17,472
Internap Network Services Corp. (a)	9,891	68,742
International Rectifier Corp. (a)	12,779	316,536
Intersil Corp. Class A	23,394	262,715
Intralinks Holdings Inc. (a)	7,108	62,550
InvenSense Inc. (a)	10,436	183,882
Itron Inc. (a)	7,260	310,946
Ixia (a)	10,370	162,498
IXYS Corp.	4,519	43,608
j2 Global Inc.	8,446	418,246
Jive Software Inc. (a)	7,353	91,912
Kemet Corp. (a)	8,203	34,289
Kopin Corp. (a)	12,119	48,840
KVH Industries Inc. (a)	2,791	38,516
Lattice Semiconductor Corp. (a)	21,547	96,100
Limelight Networks Inc. (a)	10,061	19,418
Lionbridge Technologies Inc. (a)	10,865	40,092
Liquidity Services Inc. (a)	4,558	152,966
Littelfuse Inc.	4,037	315,774
LivePerson Inc. (a)	10,254	96,798
LogMeIn Inc. (a)	4,516	140,222
LTX-Credence Corp. (a)	8,871	58,371
Luxoft Holding Inc. (a)	733	19,403
M/A-COM Technology Solutions Holdings Inc. (a)	1,936	32,951
Manhattan Associates Inc. (a)	3,578	341,520
ManTech International Corp. Class A	4,354	125,221
Marchex Inc. Class B	4,166	30,328
Marin Software Inc. (a)	1,695	21,272
Marketo Inc. (a)	1,288	41,061
MAXIMUS Inc.	12,569	566,108
MaxLinear Inc. Class A (a)	4,222	35,000
Maxwell Technologies Inc. (a)	5,448	49,468
Measurement Specialties Inc. (a)	2,866	155,452
Mentor Graphics Corp.	17,514	409,302
Mercury Systems Inc. (a)	6,049	60,430
Mesa Laboratories Inc.	493	33,332
Methode Electronics Inc.	6,813	190,764
Micrel Inc.	8,690	79,166
Microsemi Corp. (a)	17,114	415,014
MicroStrategy Inc. (a)	1,661	172,345
Millennial Media Inc. (a)	6,536	46,210
Mindspeed Technologies Inc. (a)	8,002	24,326
Mitek Systems Inc. (a)	4,480	23,206
MKS Instruments Inc.	9,728	258,668
Model N Inc. (a)	1,499	14,840
ModusLink Global Solutions Inc. (a)	6,881	18,854
MoneyGram International Inc. (a)	3,899	76,342
Monolithic Power Systems Inc.	6,758	204,632
Monotype Imaging Holdings Inc.	7,023	201,279

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Monster Worldwide Inc. (a) (c)	21,675	$95,804
MoSys Inc. (a)	8,685	32,308
Move Inc. (a)	7,079	119,989
MTS Systems Corp.	2,906	187,001
Multi-Fineline Electronix Inc. (a)	1,548	25,109
Nanometrics Inc. (a)	4,311	69,493
Neonode Inc. (a)	4,758	30,546
NeoPhotonics Corp. (a)	3,683	27,217
Net Element International (a)	369	1,697
Netgear Inc. (a)	7,067	218,088
NetScout Systems Inc. (a)	6,645	169,913
Newport Corp. (a)	7,171	112,083
NIC Inc.	11,932	275,749
NumereX Corp. Class A (a)	2,575	28,196
NVE Corp. (a)	918	46,855
Omnivision Technologies Inc. (a)	9,919	151,860
OpenTable Inc. (a)	4,201	293,986
Oplink Communications Inc. (a)	3,517	66,190
OSI Systems Inc. (a)	3,668	273,156
Park Electrochemical Corp.	3,881	111,191
ParkerVision Inc. (a)	16,455	55,124
PC Connection Inc.	1,609	24,280
PC-Tel Inc.	3,397	30,063
PDF Solutions Inc. (a)	4,616	98,090
Pegasystems Inc.	3,175	126,397
Peregrine Semiconductor Corp. (a)	4,881	43,783
Perficient Inc. (a)	6,208	113,979
Pericom Semiconductor Corp. (a)	4,281	33,392
Photronics Inc. (a)	11,254	88,119
Planet Payment Inc. (a)	7,779	19,759
Plantronics Inc.	7,963	366,696
Plexus Corp. (a)	6,258	232,798
PLX Technology Inc. (a)	8,295	49,936
PMC-Sierra Inc. (a)	37,525	248,416
Power Integrations Inc.	5,335	288,890
PRGX Global Inc. (a)	5,287	33,097
Procera Networks Inc. (a)	3,791	58,723
Progress Software Corp. (a)	10,162	262,993
Proofpoint Inc. (a)	4,051	130,118
PROS Holdings Inc. (a)	4,135	141,376
PTC Inc. (a)	21,969	624,579
QAD Inc. Class A	1,050	14,322
QLIK Technologies Inc. (a)	16,047	549,449
QLogic Corp. (a)	16,252	177,797
Qualys Inc. (a)	2,757	58,972
Quantum Corp. (a)	39,610	54,662
QuinStreet Inc. (a)	5,849	55,273
Radisys Corp. (a)	4,431	14,224
Rally Software Development Corp. (a)	1,276	38,229
Rambus Inc. (a)	20,537	193,048
RealD Inc. (a)	7,551	52,857
Realnetworks Inc. (a)	3,961	33,906
RealPage Inc. (a)	8,542	197,833
Reis Inc. (a)	1,523	24,627
Responsys Inc. (a)	6,815	112,448

30	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
RF Micro Devices Inc. (a)	51,756	$291,904
Richardson Electronics Ltd.	2,234	25,401
Rofin-Sinar Technologies Inc. (a)	5,176	125,311
Rogers Corp. (a)	3,135	186,470
Rosetta Stone Inc. (a)	2,132	34,602
Rubicon Technology Inc. (a)	3,234	39,164
Ruckus Wireless Inc. (a)	8,083	136,037
Rudolph Technologies Inc. (a)	6,006	68,468
Sanmina Corp. (a)	15,196	265,778
Sapiens International Corp. NV	3,123	18,894
Sapient Corp. (a)	20,244	315,199
ScanSource Inc. (a)	5,090	176,114
SciQuest Inc. (a)	4,228	94,961
SeaChange International Inc. (a)	6,065	69,566
Semtech Corp. (a)	12,294	368,697
ServiceSource International Inc. (a)	11,334	136,915
ShoreTel Inc. (a)	10,865	65,625
Shutterstock Inc. (a)	1,374	99,917
Sigma Designs Inc. (a)	5,716	31,952
Silicon Graphics International Corp. (a)	6,216	101,010
Silicon Image Inc. (a)	14,398	76,885
Silver Spring Networks Inc. (a)	1,092	18,924
Sonus Networks Inc. (a)	39,598	133,841
Sourcefire Inc. (a)	5,737	435,553
Spansion Inc. Class A (a)	8,810	88,893
Spark Networks Inc. (a)	3,247	27,015
Speed Commerce Inc. (a)	7,344	24,088
SPS Commerce Inc. (a)	2,760	184,699
SS&C Technologies Holdings Inc. (a)	10,708	407,975
Stamps.com Inc. (a)	2,434	111,794
SunEdison Inc. (a)	48,858	389,398
SunPower Corp. (a)	7,591	198,581
Super Micro Computer Inc. (a)	5,892	79,778
Supertex Inc.	1,842	46,676
Support.com Inc. (a)	9,161	49,927
Sykes Enterprises Inc. (a)	7,159	128,218
Symmetricom Inc. (a)	7,670	36,969
Synaptics Inc. (a)	5,986	265,060
Synchronoss Technologies Inc. (a)	5,352	203,697
SYNNEX Corp. (a)	4,843	297,602
Syntel Inc.	2,826	226,363
Take-Two Interactive Software Inc. (a)	14,904	270,657
Tangoe Inc. (a)	5,686	135,668
TechTarget (a)	2,580	12,874
TeleCommunication Systems Inc. Class A (a)	8,690	21,377
TeleNav Inc. (a)	3,153	18,414
TeleTech Holdings Inc. (a)	3,625	90,951
Tellabs Inc.	65,013	147,580
TESSCO Technologies Inc.	1,052	35,452
Tessera Technologies Inc.	9,705	187,792
Textura Corp. (a)	902	38,858
TiVo Inc. (a)	23,315	290,039
Travelzoo Inc. (a)	1,478	39,226
Tremor Video Inc. (a)	1,145	10,568
TriQuint Semiconductor Inc. (a)	30,029	244,136

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Trulia Inc. (a)	5,090	$239,383
TTM Technologies Inc. (a)	9,854	96,076
Tyler Technologies Inc. (a)	5,803	507,588
Ubiquiti Networks Inc.	2,332	78,332
Ultimate Software Group Inc., The (a)	5,089	750,119
Ultra Clean Holdings Inc. (a)	4,472	30,902
Ultratech Inc. (a)	5,095	154,378
Uni-Pixel Inc. (a)	1,882	33,368
Unisys Corp. (a)	8,124	204,644
United Online Inc.	17,006	135,708
Universal Display Corp. (a)	7,401	237,054
Unwired Planet Inc. (a)	18,068	31,258
ValueClick Inc. (a)	14,053	293,005
VASCO Data Security International Inc. (a)	5,312	41,912
Veeco Instruments Inc. (a)	7,207	268,317
Verint Systems Inc. (a)	9,677	358,630
ViaSat Inc. (a)	7,275	463,781
Viasystems Group Inc. (a)	726	10,491
Virnetx Holding Corp. (a)	7,757	158,243
Virtusa Corp. (a)	3,793	110,225
Vishay Precision Group Inc. (a)	2,311	33,625
VistaPrint NV (a)	6,012	339,798
Vocus Inc. (a)	3,503	32,613
Volterra Semiconductor Corp. (a)	4,654	107,042
Vringo Inc. (a)	12,424	35,781
Web.com Group Inc. (a)	7,720	249,665
WebMD Health Corp. (a)	6,493	185,700
Westell Technologies Inc. Class A (a)	8,164	27,349
WEX Inc. (a)	7,137	626,272
XO Group Inc. (a)	4,974	64,264
Xoom Corp. (a)	1,423	45,266
Yelp Inc. (a)	5,484	362,931
YuMe Inc. (a)	717	7,600
Zillow Inc. (a)	4,265	359,838
Zix Corp. (a)	11,569	56,572
Zygo Corp. (a)	3,063	48,947

		51,626,780

Materials (4.78%)
A. Schulman Inc.	5,388	158,729
Advanced Emissions Solutions Inc. (a)	1,873	80,015
AEP Industries Inc. (a)	820	60,934
AK Steel Holding Corp. (a) (c)	25,301	94,879
Allied Nevada Gold Corp. (a)	19,287	80,620
AM Castle & Co. (a)	3,299	53,114
AMCOL International Corp.	5,100	166,668
American Pacific Corp. (a)	1,092	59,798
American Vanguard Corp.	5,318	143,161
Arabian American Development Co. (a)	3,642	33,142
Axiall Corp.	12,853	485,715
Balchem Corp.	5,461	282,607
Berry Plastics Group Inc. (a)	10,192	203,534

See accompanying notes to schedules of investments.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Boise Cascade Co. (a)	2,269	$61,150
Boise Inc.	18,523	233,390
Calgon Carbon Corp. (a)	9,957	189,083
Century Aluminum Co. (a)	9,561	76,966
Chase Corp.	1,231	36,167
Chemtura Corp. (a)	18,049	414,947
Clearwater Paper Corp. (a)	4,082	194,997
Coeur Mining Inc. (a)	18,674	225,022
Commercial Metals Co.	21,469	363,900
Deltic Timber Corp.	2,053	133,732
Ferro Corp. (a)	13,274	120,926
Flotek Industries Inc. (a)	8,800	202,400
FutureFuel Corp.	4,017	72,145
General Moly Inc. (a)	10,831	17,871
Globe Specialty Metals Inc.	11,825	182,223
Gold Resource Corp.	6,137	40,688
Graphic Packaging Holding Co. (a)	38,619	330,579
GSE Holding Inc. (a)	1,566	3,257
Handy & Harman Ltd. (a)	1,024	24,443
Hawkins Inc.	1,732	65,366
Haynes International Inc.	2,251	102,038
HB Fuller Co.	9,230	417,104
Headwaters Inc. (a)	13,414	120,592
Hecla Mining Co.	60,886	191,182
Horsehead Holding Corp. (a)	8,075	100,614
Innophos Holdings Inc.	4,032	212,809
Innospec Inc.	4,318	201,478
Intrepid Potash Inc.	10,021	157,129
Kaiser Aluminum Corp.	3,474	247,522
Kapstone Paper and Packaging Corp.	7,521	321,899
KMG Chemicals Inc.	1,525	33,535
Koppers Holdings Inc.	3,804	162,241
Kraton Performance Polymers Inc. (a)	5,952	116,600
Landec Corp. (a)	4,814	58,731
Louisiana-Pacific Corp. (a)	25,658	451,324
LSB Industries Inc. (a)	3,553	119,132
Marrone Bio Innovations Inc. (a)	802	13,514
Materion Corp.	3,757	120,449
Midway Gold Corp. (a)	21,243	20,287
Minerals Technologies Inc.	6,416	316,758
Molycorp Inc. (a)	22,745	149,207
Myers Industries Inc.	5,163	103,828
Neenah Paper Inc.	2,959	116,318
Noranda Aluminum Holding Corp.	6,525	16,052
Olin Corp.	14,792	341,251
Olympic Steel Inc.	1,690	46,948
OM Group Inc. (a)	5,868	198,221
Omnova Solutions Inc. (a)	8,787	75,129
P. H. Glatfelter Co.	7,886	213,474
Paramount Gold and Silver Corp. (a)	26,137	33,717
Penford Corp. (a)	1,735	24,845
PolyOne Corp.	18,248	560,396
Quaker Chemical Corp.	2,416	176,489
Resolute Forest Products (a)	12,727	168,251

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
RTI International Metals Inc. (a)	5,806	$186,024
Schnitzer Steel Industries Inc. Class A	4,675	128,750
Schweitzer-Mauduit International Inc.	5,782	349,984
Sensient Technologies Corp.	9,200	440,588
Stepan Co.	3,466	200,092
Stillwater Mining Co. (a)	21,757	239,545
SunCoke Energy Inc. (a)	12,867	218,739
Taminco Corp. (a)	2,929	59,459
Texas Industries Inc. (a)	4,007	265,704
Tredegar Corp.	4,514	117,364
UFP Technologies Inc. (a)	1,027	23,385
United States Lime & Minerals Inc. (a)	357	20,920
Universal Stainless & Alloy Products Inc. (a)	1,277	41,541
US Concrete Inc. (a)	2,482	49,789
US Silica Holdings Inc.	3,989	99,326
Walter Energy Inc.	11,470	160,924
Wausau Paper Corp.	9,127	118,560
Worthington Industries Inc.	9,702	334,040
Zep Inc.	4,159	67,625
Zoltek Companies Inc. (a)	5,057	84,401

		13,807,992

Telecommunication Services (0.75%)
8x8 Inc. (a)	13,177	132,693
Atlantic Tele-Network Inc.	1,687	87,943
Boingo Wireless Inc. (a)	3,405	23,835
Cbeyond Inc. (a)	5,121	32,826
Cincinnati Bell Inc. (a)	38,754	105,411
Cogent Communications Group Inc.	8,681	279,962
Consolidated Communications Holdings Inc.	7,518	129,610
FairPoint Communications Inc. (a)	3,849	36,758
General Communication Inc. Class A (a)	5,933	56,482
Hawaiian Telcom Holdco Inc. (a)	1,877	49,928
HickoryTech Corp.	2,587	29,440
IDT Corp. Class B	2,864	50,836
inContact Inc. (a)	9,925	82,080
Inteliquent Inc.	5,997	57,931
Iridium Communications Inc. (a)	11,828	81,377
Leap Wireless International Inc. (a)	9,775	154,347
Lumos Networks Corp.	2,850	61,760
magicJack VocalTec Ltd. (a)	3,450	44,402
NII Holdings Inc. (a)	31,602	191,824
NTELOS Holdings Corp.	2,848	53,542
Orbcomm Inc. (a)	6,837	36,031
Premiere Global Services Inc. (a)	8,970	89,341
Primus Telecommunications Group Inc.	2,338	7,926
Shenandoah Telecommunications Co.	4,398	105,992
Straight Path Communications Inc. Class B (a)	1,432	7,532
Towerstream Corp. (a)	12,271	35,095

32	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
USA Mobility Inc.	4,035	$57,136
Vonage Holdings Corp. (a)	26,232	82,368

		2,164,408

Utilities (2.99%)
Allete Inc.	7,357	355,344
American States Water Co.	7,098	195,621
Artesian Resources Corp. Class A	1,455	32,374
Atlantic Power Corp.	22,287	96,057
Avista Corp.	11,030	291,192
Black Hills Corp.	8,187	408,204
California Water Service Group	8,773	178,267
Chesapeake Utilities Corp.	1,764	92,592
Cleco Corp.	11,147	499,831
Connecticut Water Service Inc.	2,046	65,799
Consolidated Water Co. Ltd.	2,748	41,138
Delta Natural Gas Company Inc.	1,320	29,159
Dynegy Inc. (a)	18,370	354,908
El Paso Electric Co.	7,401	247,193
Empire District Electric Co., The	7,953	172,262
Genie Energy Ltd. Class B (a)	2,495	24,451
Idacorp Inc.	9,254	447,894
Laclede Group Inc., The	6,012	270,540
MGE Energy Inc.	4,243	231,456
Middlesex Water Co.	2,948	63,058
New Jersey Resources Corp.	7,692	338,833
Northwest Natural Gas Co.	4,951	207,843
NorthWestern Corp.	6,987	313,856
NRG Yield Inc. Class A (a)	3,798	115,041
Ormat Technologies Inc.	3,290	88,073
Otter Tail Corp.	6,655	183,678
Piedmont Natural Gas Company Inc.	13,911	457,394
PNM Resources Inc.	14,646	331,439
Portland General Electric Co.	13,982	394,712
Pure Cycle Corp. (a)	3,152	14,562
SJW Corp.	2,849	79,829
South Jersey Industries Inc.	5,874	344,099
Southwest Gas Corp.	8,514	425,700
UIL Holdings Corp.	9,365	348,191
Unitil Corp.	2,586	75,692
UNS Energy Corp.	7,654	356,829
WGL Holdings Inc.	9,516	406,428
York Water Co.	2,430	48,770

		8,628,309

Total Common Stocks
(cost $217,138,412)		282,246,795

Registered Investment Companies (1.16%)
Financials (1.16%)
Apollo Investment Corp.	41,822	340,849
BlackRock Kelso Capital Corp.	13,827	131,218
Capital Southwest Corp.	2,488	85,114
Fidus Investment Corp.	2,582	50,091
Fifth Street Finance Corp.	24,530	252,414

	Shares	Value
Registered Investment Companies (Cont.)
Financials (cont.)
Firsthand Technology Value Fund Inc. (a)	1,570	$38,434
Garrison Capital Inc.	1,084	16,022
Gladstone Capital Corp.	3,923	34,248
Gladstone Investment Corp.	5,042	35,547
Golub Capital BDC LLC Inc.	6,417	111,271
GSV Capital Corp. (a)	3,524	52,226
Hercules Technology Growth Capital Inc.	11,475	174,994
KCAP Financial Inc.	5,249	47,136
Main Street Capital Corp.	7,016	209,989
MCG Capital Corp.	13,320	67,133
Medallion Financial Corp.	3,463	51,529
Medley Capital Corp.	7,098	97,881
MVC Capital Inc.	4,402	57,490
New Mountain Finance Corp.	6,527	94,054
NGP Capital Resources Co.	3,866	28,724
PennantPark Floating Rate Capital Ltd.	2,387	32,893
PennantPark Investment Corp.	12,394	139,556
Prospect Capital Corp.	47,226	527,987
Solar Capital Ltd.	8,364	185,430
Solar Senior Capital Ltd.	2,092	37,823
Stellus Capital Investment Corp.	2,225	33,330
TCP Capital Corp.	4,797	77,807
THL Credit Inc.	5,835	91,143
TICC Capital Corp.	9,739	94,955
Triangle Capital Corp.	5,140	150,962

		3,348,250

Total Registered Investment Companies
(cost $3,588,316)		3,348,250

Short-term Investments (1.07%)
State Street Institutional U.S. Government Money Market Fund	3,092,770	3,092,770

Total Short-term Investments
(cost $3,092,770)		3,092,770

TOTAL INVESTMENTS (99.96%)
(cost $223,819,498)		288,687,815
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.04%)		118,384

NET ASSETS (100.00%)		$288,806,199

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At September 30, 2013, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	33

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

OPEN FUTURES CONTRACTS

	Contracts		Notional	Market	Unrealized
Description	Purchased	Expiration	Value	Value	Gain (Loss)
Russell 2000 Mini Index	32	December 2013	$3,381,983	$3,428,480	$46,497

34	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (97.99%)
Australia (7.87%)
AGL Energy Ltd.	13,441	$193,353
ALS Ltd.	9,033	88,482
Alumina Ltd. (a)	60,921	58,254
Amcor Ltd.	28,086	274,067
AMP Ltd.	69,890	300,574
APA Group	18,901	105,268
Asciano Ltd.	23,966	130,346
ASX Ltd.	4,386	141,286
Aurizon Holdings Ltd.	49,048	214,142
Australia & New Zealand Banking Group Ltd.	65,367	1,876,992
Bendigo and Adelaide Bank Ltd.	9,875	92,308
BGP Holdings PLC (a) (b)	253,848	0
BHP Billiton Ltd.	76,507	2,550,885
Boral Ltd.	18,123	81,153
Brambles Ltd.	37,900	322,102
Caltex Australia Ltd.	3,404	58,717
CFS Retail Property Trust	54,445	101,584
Coca-Cola Amatil Ltd.	13,053	149,292
Cochlear Ltd.	1,394	78,652
Commonwealth Bank of Australia	38,398	2,550,849
Computershare Ltd.	11,101	102,733
Crown Ltd.	9,397	136,319
CSL Ltd.	11,694	698,197
Dexus Property Group	112,703	105,666
Echo Entertainment Group Ltd.	16,753	43,448
Federation Centres	37,313	79,365
Flight Centre Ltd.	1,134	51,097
Fortescue Metals Group Ltd.	35,894	159,056
Goodman Group	40,027	182,225
GPT Group	42,784	138,898
Harvey Norman Holdings Ltd.	13,901	41,239
Iluka Resources Ltd.	10,050	107,445
Incitec Pivot Ltd.	40,008	100,400
Insurance Australia Group Ltd.	49,730	272,328
James Hardie Industries PLC	10,517	104,785
Leighton Holdings Ltd.	3,854	69,211
Lend Lease Corp. Ltd.	13,545	128,383
Macquarie Group Ltd.	7,301	326,320
Metcash Ltd.	21,564	64,375
Mirvac Group	86,117	139,789
National Australia Bank Ltd.	55,818	1,787,132
Newcrest Mining Ltd.	18,422	201,075
Orica Ltd.	8,751	163,766
Origin Energy Ltd.	26,638	350,393
Qantas Airways Ltd. (a)	27,618	38,003
QBE Insurance Group Ltd.	28,967	396,432
Ramsay Health Care Ltd.	3,312	111,880
Rio Tinto Ltd.	10,323	594,577
Santos Ltd.	23,293	327,689
Seek Ltd.	7,827	86,746
Sonic Healthcare Ltd.	8,775	132,535
SP Ausnet	44,826	50,182
Stockland	53,807	194,261
Suncorp Group Ltd.	31,097	379,166
Sydney Airport	5,076	18,610

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Tabcorp Holding Ltd.	17,309	$52,964
Tatts Group Ltd.	34,276	99,126
Telstra Corp. Ltd.	102,066	473,230
Toll Holdings Ltd.	16,834	91,557
Transurban Group	32,485	206,076
Treasury Wine Estates Ltd.	16,926	69,793
Wesfarmers Ltd.	23,833	914,477
Westfield Group	49,614	509,597
Westfield Retail Trust	72,191	200,021
Westpac Banking Corp.	73,936	2,257,549
Whitehaven Coal Ltd.	10,997	20,621
Woodside Petroleum Ltd.	15,767	563,503
Woolworths Ltd.	29,837	974,223
WorleyParsons Ltd.	5,088	115,437

		23,800,206

Austria (0.29%)
Andritz AG	1,796	105,583
Erste Group Bank AG	6,350	200,676
Immoeast Interim Shares (a) (b)	11,178	0
Immofinanz AG	21,096	92,098
Immofinanz AG Interim Shares (a) (b)	9,273	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,708	38,657
OMV AG	3,595	177,518
Raiffeisen Bank International AG	1,232	40,318
Telekom Austria AG	6,073	50,922
Vienna Insurance Group AG	960	49,287
VoestAlpine AG	2,771	132,500

		887,559

Belgium (1.15%)
Ageas	5,365	217,306
Anheuser-Busch InBev NV	19,089	1,900,171
Belgacom SA	3,718	98,838
Colruyt SA	1,901	105,533
Delhaize Group	2,323	146,417
Groupe Bruxelles Lambert SA	1,915	162,878
KBC GROEP NV	5,409	265,737
Solvay SA	1,367	205,000
Telenet Group Holding NV	1,205	59,999
UCB SA	2,681	163,178
Umicore SA	2,837	137,824

		3,462,881

Denmark (1.11%)
A P Moller-Maersk A/S Class A	12	103,782
A P Moller-Maersk A/S Class B	31	284,241
Carlsberg A/S Class B	2,478	255,302
Coloplast A/S Class B	2,610	148,606
Danske Bank A/S (a)	15,925	342,874
DSV A/S	4,416	125,277
Novo Nordisk A/S Class B	9,474	1,608,471
Novozymes A/S B Shares	5,487	209,902

See accompanying notes to schedules of investments.	35

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
TDC A/S	17,973	$152,081
Tryg A/S	621	57,165
William Demant Holding A/S (a)	671	62,011

		3,349,712

Finland (0.87%)
Elisa OYJ	3,370	80,331
Fortum OYJ	10,232	230,614
Kesko OYJ	1,687	50,620
Kone Corp. OYJ Class B	3,743	333,952
Metso OYJ	2,845	111,771
Neste Oil OYJ	3,247	71,821
Nokia OYJ (a)	87,779	576,897
Nokian Renkaat OYJ	2,726	138,443
Orion OYJ Class B	2,451	61,741
Pohjola Bank PLC	3,269	54,308
Sampo OYJ A Shares	10,087	433,403
Stora Enso OYJ R Shares	12,578	106,606
UPM-Kymmene OYJ	13,109	181,424
Wartsila OYJ Class B	4,350	196,438

		2,628,369

France (9.38%)
Accor SA	3,649	151,750
Aeroports de Paris (ADP)	670	70,147
Air Liquide SA	7,435	1,035,517
Alstom SA	5,082	181,024
Arkema	1,521	169,450
AtoS	1,332	104,029
AXA SA	42,864	993,054
BNP Paribas SA	23,615	1,597,378
Bouygues SA	4,596	167,722
Bureau Veritas SA	5,016	158,111
Cap Gemini SA	3,529	209,922
Carrefour SA	14,432	495,430
Casino Guichard Perrachon SA	1,331	137,155
CGG (a)	3,866	89,095
Christian Dior SA	1,298	254,532
Cie Generale des Etablissements Michelin Class B	4,268	473,292
CNP Assurances	3,536	63,695
Compagnie de Saint-Gobain	9,553	473,075
Credit Agricole SA (a)	23,821	262,676
DANONE SA	13,693	1,030,708
Dassault Systemes SA	1,493	199,314
Edenred	4,918	159,680
Electricite de France	5,505	174,121
Essilor International SA	4,886	525,497
Eurazeo	626	40,193
European Aeronautic Defence and Space Co. NV	13,744	875,664
Eutelsat Communications	3,165	100,065
Fonciere des Regions	674	55,904
GDF Suez	31,649	795,100
Gecina SA	555	70,976
Groupe Eurotunnel SA	12,200	111,193

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
ICADE	798	$72,882
Iliad SA	558	130,219
Imerys SA	864	60,325
JC Decaux SA	1,551	57,104
Kering	1,826	409,206
Klepierre	2,449	106,186
Lafarge SA	4,486	312,487
Lagardere SCA	2,379	77,258
Legrand SA	6,048	335,586
L’Oreal SA	5,776	991,995
LVMH Moet Hennessy Louis Vuitton SA	6,074	1,196,426
Natixis	21,249	101,706
Orange	43,817	549,446
Pernod Ricard SA	4,994	620,146
Publicis Groupe	4,334	344,877
Remy Cointreau SA	671	71,504
Renault SA	4,551	362,822
Rexel SA	4,880	124,116
Safran SA	6,032	371,584
Sanofi	28,387	2,879,100
Schneider Electric SA	12,624	1,067,570
SCOR SE	3,600	119,200
SES	7,427	212,507
Societe BIC SA	703	81,743
Societe Generale	16,760	835,075
Sodexo	2,169	202,381
STMicroelectronics NV	15,749	145,243
Suez Environnement Co.	6,744	109,392
Technip SA	2,451	287,781
Thales SA	2,226	122,370
Total SA	50,815	2,948,821
Vallourec SA	2,527	151,344
Veolia Environnement	7,917	135,220
Vinci SA	11,111	645,904
Vivendi	28,533	656,408
Wendel	766	103,836
Zodiac Aerospace	845	134,493

		28,359,732

Germany (8.01%)
Adidas AG	4,919	533,572
Allianz SE Reg.	10,840	1,704,061
Axel Springer AG	996	55,393
BASF SE	21,875	2,098,186
Bayer AG	19,700	2,322,915
Bayerische Motoren Werke (BMW) AG	7,908	850,197
Beiersdorf AG	2,400	213,123
Brenntag AG	1,256	209,084
Celesio AG	1,992	44,843
Commerzbank Ag (a)	23,367	269,019
Continental AG	2,618	443,783
Daimler AG Registered Shares	22,891	1,784,382
Deutsche Bank AG Reg.	24,201	1,111,207
Deutsche Boerse AG	4,649	349,754
Deutsche Lufthansa AG Reg. (a)	5,099	99,437

36	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Post AG	21,809	$723,741
Deutsche Telekom AG	67,260	974,987
E.ON SE	43,140	767,460
Fraport AG	916	64,290
Fresenius Medical Care AG & Co. KGaA	5,176	336,743
Fresenius SE & Co. KGaA	2,923	363,091
GEA Group AG	4,266	175,187
Hannover Rueckversicherung SE Reg.	1,339	98,471
HeidelbergCement AG	3,275	252,588
Henkel AG & Co. KGaA	3,027	268,105
Hochtief AG	656	57,268
Hugo Boss AG	772	99,866
Infineon Technologies AG	24,911	249,218
K+S AG Reg.	4,203	108,944
Kabel Deutschland Holding AG	526	66,891
Lanxess AG	1,983	128,716
Linde AG	4,412	873,829
MAN AG	832	99,208
Merck KGaA	1,543	240,787
Metro AG	2,872	113,842
Muenchener Rueckversicherungs Gesellschaft AG Reg.	4,295	839,326
Osram Licht AG (a)	1,903	89,334
ProsiebenSat.1 Media AG Reg.	2,606	110,702
QIAGEN NV (a)	5,683	122,512
RWE AG	11,867	403,605
SAP AG	22,014	1,628,163
Siemens AG Reg.	18,889	2,275,839
Suedzucker AG	1,813	53,420
Telefonica Deutschland Holding AG	6,865	54,192
ThyssenKrupp AG (a)	8,843	211,510
United Internet AG Reg.	2,665	100,950
Volkswagen AG	733	166,248

		24,207,989

Greece (0.04%)
Hellenic Telecommunications Organization SA (a)	6,019	62,700
OPAP SA	5,630	62,837

		125,537

Hong Kong (2.90%)
AAC Technologies Holdings Inc.	18,000	81,809
AIA Group Ltd.	285,554	1,342,003
ASM Pacific Technology Ltd.	5,900	59,716
Bank of East Asia Ltd.	29,625	125,476
BOC Hong Kong Holdings Ltd.	86,500	277,705
Cathay Pacific Airways Ltd.	29,000	56,610
Cheung Kong Holdings Ltd.	32,000	486,030
Cheung Kong Infrastructure Holdings Ltd.	15,000	104,050
CLP Holdings Ltd.	42,283	344,821
First Pacific Company Ltd.	58,500	64,640

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Galaxy Entertainment Group Ltd. (a)	50,000	$350,701
Hang Lung Properties Ltd.	54,000	184,505
Hang Seng Bank Ltd.	17,674	287,810
Henderson Land Development Co. Ltd.	25,218	155,745
HKT Trust and HKT Ltd.	45,000	42,239
Hong Kong & China Gas Co. Ltd.	134,401	321,970
Hong Kong Exchanges & Clearing Ltd.	25,400	407,401
Hopewell Holdings Ltd.	14,500	48,608
Hutchison Whampoa Ltd.	50,210	602,385
Hysan Development Co. Ltd.	16,000	71,378
Kerry Properties Ltd.	14,000	59,568
Li & Fung Ltd.	142,000	206,521
Link REIT, The	55,500	272,280
MGM China Holdings Ltd.	23,600	78,962
MTR Corporation Ltd.	32,500	128,644
New World Development Company Ltd. Rights (a) (b)	1,121	0
New World Development Company Ltd.	89,700	134,621
NWS Holdings Ltd.	34,500	53,290
Orient Overseas International Ltd.	5,100	29,952
PCCW Ltd.	101,000	44,667
Power Assets Holdings Ltd.	32,000	285,924
Sands China Ltd.	58,400	361,428
Shangri-La Asia Ltd.	38,960	64,397
Sino Land Co. Ltd.	72,600	106,711
SJM Holdings Ltd.	48,000	134,917
Sun Hung Kai Properties Ltd.	38,000	515,427
Swire Pacific Ltd. Class A	16,000	191,648
Swire Properties Ltd.	26,400	74,545
Wharf Holdings Ltd.	35,953	311,278
Wheelock and Co. Ltd.	22,000	116,866
Wynn Macau Ltd.	39,200	133,684
Yue Yuen Industrial Holdings Ltd.	18,500	51,284

		8,772,216

Ireland (0.34%)
Bank of Ireland (a)	511,354	145,275
CRH PLC (Dublin)	17,371	414,899
Elan Corp. PLC (a)	11,133	173,280
Kerry Group PLC Class A (Dublin)	3,634	221,010
Ryanair Holdings PLC	10,018	85,261

		1,039,725

Israel (0.44%)
Bank Hapoalim B.M. (a)	25,304	127,954
Bank Leumi Le-Israel (a)	30,149	112,073
Bezeq The Israeli Telecommunication Corporation Ltd.	43,805	80,548
Delek Group Ltd.	101	32,959
Israel Chemicals Ltd.	10,564	89,151
Israel Corporation Ltd., The (a)	58	30,629
Mizrahi Tefahot Bank Ltd. (a)	2,895	31,874
NICE Systems Ltd.	1,480	60,980

See accompanying notes to schedules of investments.	37

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (Cont.)
Teva Pharmaceutical Industries Ltd.	20,362	$766,742

		1,332,910

Italy (2.09%)
Assicurazioni Generali SpA	27,562	549,987
Atlantia SpA	7,504	152,581
Banca Monte Dei Paschi di Siena SpA (a)	146,134	40,528
CNH Industrial NV (a)	19,832	254,346
Enel Green Power SpA	41,261	88,475
Enel SpA	156,373	599,108
Eni SpA	60,383	1,384,631
EXOR SpA	2,361	88,572
Fiat SpA (a)	20,822	165,916
Finmeccanica SpA (a)	10,285	61,528
Intesa Sanpaolo	279,875	577,409
Luxottica Group SpA	3,821	203,255
Mediobanca SpA	12,206	85,124
Pirelli & C. SpA	5,997	78,088
Prysmian SpA	4,884	119,593
Saipem SpA	6,534	141,963
Snam SpA	48,979	248,082
Telecom Italia RNC SpA	151,926	100,896
Telecom Italia SpA	231,281	190,862
Tenaris SA	10,928	256,354
Terna-Rete Elettrica Nationale SpA	36,470	164,593
UBI Banca-Unione di Banche Italiane ScpA	20,407	103,197
UniCredit SpA	104,463	665,913

		6,321,001

Japan (21.26%)
ABC-Mart Inc.	600	29,208
ACOM Co. Ltd. (a)	10,800	40,543
Advantest Corp.	3,480	40,042
Aeon Co. Ltd.	14,700	202,042
Aeon Credit Service Co. Ltd.	1,400	43,939
Aeon Mall Co. Ltd.	2,800	83,007
Air Water Inc.	4,000	58,884
Aisin Seiki Co. Ltd.	4,700	200,107
Ajinomoto Co. Inc.	14,000	183,730
Alfresa Holdings Corp.	1,000	51,478
All Nippon Airways Co. Ltd.	27,000	58,782
Amada Co. Ltd.	9,000	80,848
Aozora Bank Ltd.	28,000	82,893
Asahi Glass Co. Ltd.	25,000	154,891
Asahi Group Holdings Ltd.	8,900	233,512
Asahi Kasei Corp.	31,000	233,064
ASICS Corp.	4,000	68,854
Astellas Pharma Inc.	10,351	526,527
Bank of Kyoto Ltd., The	8,000	70,156
Bank of Yokohama Ltd., The	29,000	165,512
Benesse Holdings Inc.	1,700	61,743
Bridgestone Corp.	15,700	571,011
Brother Industries Ltd.	5,600	63,010
CALBEE Inc.	1,600	46,326

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Canon Inc.	27,100	$862,943
Casio Computer Co. Ltd.	5,900	54,501
Central Japan Railway Co.	3,300	422,341
Chiba Bank Ltd., The	16,000	116,547
Chiyoda Corp.	4,000	48,019
Chubu Electric Power Co. Inc.	14,800	202,663
Chugai Pharmaceutical Co. Ltd.	5,600	114,740
Chugoku Bank Ltd., The	4,000	56,157
Chugoku Electric Power Company Inc., The	7,300	115,855
Citizen Holdings Co. Ltd.	5,900	41,296
Coca-Cola West Co. Ltd.	1,400	27,930
Cosmo Oil Co. Ltd. (a)	15,000	28,079
Credit Saison Co. Ltd.	3,800	102,795
Dai Nippon Printing Co. Ltd.	14,000	147,841
Daicel Chemical Industries Ltd.	7,000	63,025
Daido Steel Co. Ltd.	7,000	41,019
Daihatsu Motor Co. Ltd.	5,000	96,648
Dai-ichi Life Insurance Company Ltd.	19,900	283,433
Daiichi Sankyo Co. Ltd.	16,013	289,650
Daikin Industries Ltd.	5,600	296,821
Dainippon Sumitomo Pharma Co. Ltd.	3,700	50,289
Daito Trust Construction Co. Ltd.	1,800	179,643
Daiwa House Industry Co. Ltd.	14,000	263,208
Daiwa Securities Group Inc.	40,000	358,106
DeNA Co. Ltd.	2,500	50,816
Denso Corp.	11,700	545,155
Dentsu Inc.	5,200	197,324
Don Quijote Co. Ltd.	1,200	75,080
East Japan Railway Co.	8,000	686,912
Eisai Co. Ltd.	5,800	235,434
Electric Power Development Co. Ltd.	2,980	97,014
FamilyMart Co. Ltd.	1,500	64,779
Fanuc Corp.	4,600	758,594
Fast Retailing Co. Ltd.	1,300	487,359
Fuji Electric Co. Ltd.	13,000	52,902
Fuji Heavy Industries Ltd.	14,000	385,981
FUJIFILM Holdings Corp.	10,700	256,247
Fujitsu Ltd.	46,000	171,280
Fukuoka Financial Group Inc.	18,000	81,123
Furukawa Electric Co. Ltd.	15,000	34,488
Gree Inc. (a)	2,300	17,900
GungHo Online Entertainment Inc. (a)	80	62,099
Gunma Bank Ltd.	10,000	58,396
Hachijuni Bank Ltd., The	10,000	62,058
Hakuhodo DY Holdings Inc.	5,900	43,817
Hamamatsu Photonics KK	1,700	63,905
Hankyu Hanshin Holdings Inc.	28,000	155,247
Hino Motors Ltd.	6,000	88,143
Hirose Electric Co. Ltd.	700	107,249
Hiroshima Bank Ltd., The	11,000	46,778
Hisamitsu Pharmaceutical Co. Inc.	1,500	83,626
Hitachi Chemical Co. Ltd.	2,500	40,160
Hitachi Construction Machinery Co. Ltd.	2,400	53,594
Hitachi High-Technologies Corp.	1,400	31,334

38	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hitachi Ltd.	116,000	$763,538
Hitachi Metals Ltd.	4,000	48,995
Hokkaido Electric Power Co. Inc. (a)	4,400	59,221
Hokuhoku Financial Group Inc.	29,000	60,776
Hokuriku Electric Power Co.	4,100	59,814
Honda Motor Co. Ltd.	38,800	1,474,317
Hoya Corp.	10,000	235,922
Hulic Company Ltd.	5,900	88,114
Ibiden Co. Ltd.	3,000	48,924
Idemitsu Kosan Co. Ltd.	500	43,237
IHI Corp.	33,000	138,654
INPEX Corp.	20,000	235,617
Isetan Mitsukoshi Holdings Ltd.	7,880	116,563
Isuzu Motors Ltd.	28,000	184,018
Itochu Corp.	36,200	442,672
Itochu Techno-Solutions Corp.	600	21,303
Iyo Bank Ltd., The	6,000	62,750
J. Front Retailing Co. Ltd.	11,400	92,086
Japan Airlines Co. Ltd.	1,469	88,772
Japan Exchange Group Inc.	5,000	110,535
Japan Petroleum Exploration Co.	700	30,052
Japan Prime Realty Investment Corp.	19	66,687
Japan Real Estate Investment Corp.	14	163,508
Japan Retail Fund Investment Corp.	51	104,911
Japan Steel Works Ltd., The	8,000	46,310
Japan Tobacco Inc.	26,300	944,494
JFE Holdings Inc.	11,800	305,279
JGC Corp.	5,000	180,070
Joyo Bank Ltd., The	16,000	85,783
JSR Corp.	4,500	83,366
JTEKT Corp.	5,100	69,629
JX Holdings Inc.	53,900	279,110
Kajima Corp.	20,000	81,184
Kamigumi Co. Ltd.	6,000	50,908
Kaneka Corp.	7,000	45,577
Kansai Electric Power Company Inc., The (a)	16,800	215,352
Kansai Paint Co. Ltd.	5,000	66,229
Kao Corp.	12,600	392,248
Kawasaki Heavy Industries Ltd.	31,000	134,035
KDDI Corp.	12,800	656,310
Keikyu Corp.	10,000	94,410
Keio Corp.	14,000	100,270
Keisei Electric Railway Co. Ltd.	7,000	72,781
Keyence Corp.	1,064	403,215
Kikkoman Corp.	4,000	73,045
Kinden Corp.	3,000	32,199
Kintetsu Corp.	39,000	145,216
Kirin Holdings Co. Ltd.	21,000	305,295
Kobe Steel Ltd. (a)	63,000	116,649
Koito Manufacturing Company Ltd.	2,000	37,927
Komatsu Ltd.	22,100	548,369
Konami Corp.	2,400	55,327
Konica Minolta Holdings Inc.	12,000	100,595
Kubota Corp.	24,000	345,979
Kuraray Co. Ltd.	7,600	90,849

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kurita Water Industries Ltd.	2,800	$59,336
Kyocera Corp.	7,800	413,429
Kyowa Hakko Kirin Co. Ltd.	6,000	61,529
Kyushu Electric Power Co. Inc. (a)	10,000	142,530
Lawson Inc.	1,500	117,351
LIXIL Group Corp.	6,500	133,511
M3 Inc.	14	38,698
Mabuchi Motor Co. Ltd.	600	31,558
Makita Corp.	2,700	156,570
Marubeni Corp.	39,000	306,302
Marui Group Co. Ltd.	5,600	52,357
Maruichi Steel Tube Ltd.	1,100	27,283
Mazda Motor Corp. (a)	65,000	288,977
McDonald’s Holdings Company Ltd. (Japan)	1,600	44,080
MEDIPAL HOLDINGS CORP.	3,300	40,656
MEIJI Holdings Company Ltd.	1,419	77,522
Miraca Holdings Inc.	1,400	62,384
Mitsubishi Chemical Holdings Corp.	33,500	156,091
Mitsubishi Corp.	33,300	672,809
Mitsubishi Electric Corp.	45,000	471,540
Mitsubishi Estate Company Ltd.	30,000	883,870
Mitsubishi Gas Chemical Co. Inc.	9,000	75,446
Mitsubishi Heavy Industries Ltd.	71,000	406,664
Mitsubishi Logistics Corp.	3,000	45,201
Mitsubishi Materials Corp.	28,000	115,367
Mitsubishi Motors Corp. (a)	9,900	109,177
Mitsubishi Tanabe Pharma Corp.	5,500	77,049
Mitsubishi UFJ Financial Group Inc.	304,560	1,942,714
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,200	74,976
Mitsui & Co. Ltd.	41,100	596,252
Mitsui Chemicals Inc.	20,000	54,733
Mitsui Fudosan Co. Ltd.	20,000	670,431
Mitsui OSK Lines Ltd. (a)	25,000	112,671
Mitsui Sumitomo Insurance Group Holdings Inc.	12,200	317,737
Mizuho Financial Group Inc.	546,400	1,184,020
Murata Manufacturing Co. Ltd.	4,800	365,756
Nabtesco Corp.	2,400	58,404
Namco Bandai Holdings Inc.	4,100	76,540
NEC Corp.	64,000	147,800
Nexon Co. Ltd.	2,800	34,069
NGK Insulators Ltd.	5,000	75,691
NGK Spark Plug Co. Ltd.	4,000	88,265
NHK Spring Co. Ltd.	4,100	41,878
Nidec Corp.	2,400	197,772
Nikon Corp.	7,900	137,674
Nintendo Co. Ltd.	2,400	271,753
Nippon Building Fund Inc.	17	210,998
Nippon Electric Glass Co. Ltd.	10,000	53,411
Nippon Express Co. Ltd.	20,000	100,107
Nippon Meat Packers Inc.	4,000	57,175
Nippon Prologis REIT Inc.	6	59,881
Nippon Steel Corp.	179,000	606,409
Nippon Telegraph & Telephone Corp.	10,300	532,316

See accompanying notes to schedules of investments.	39

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Yusen KK	38,000	$119,843
Nishi-Nippon City Bank Ltd., The	17,000	46,177
Nissan Motor Co. Ltd.	58,600	586,626
Nisshin Seifun Group Inc.	4,950	49,855
Nissin Foods Holdings Co. Ltd.	1,400	57,399
Nitori Holdings Co. Ltd.	800	73,249
Nitto Denko Corp.	4,000	260,034
NKSJ Holdings Inc.	7,900	202,614
NOK Corp.	2,500	38,863
Nomura Holdings Inc.	86,100	670,090
Nomura Real Estate Holdings Inc.	3,100	76,164
Nomura Real Estate Office Fund Inc.	7	35,963
Nomura Research Institute Ltd.	2,500	86,729
NSK Ltd.	11,000	112,020
NTT Data Corp.	3,200	107,594
NTT DoCoMo Inc.	36,000	583,061
NTT Urban Development Corp.	2,900	37,970
Obayashi Corp.	16,000	95,386
Odakyu Electric Railway Co. Ltd.	15,000	148,787
Oji Paper Co. Ltd.	16,000	74,877
Olympus Corp. (a)	5,600	169,946
Omron Corp.	4,600	165,899
Ono Pharmaceutical Co. Ltd.	2,000	122,692
Oracle Corp. Japan	900	33,511
Oriental Land Co. Ltd.	1,200	198,016
Orix Corp.	29,600	480,309
Osaka Gas Co. Ltd.	46,000	195,615
OTSUKA Corp.	400	50,949
Otsuka Holdings Co. Ltd.	8,600	249,001
Panasonic Corp. (a)	53,100	512,120
Park24 Co. Ltd.	2,000	35,505
Rakuten Inc.	16,800	253,807
Resona Holdings Inc.	46,200	235,947
Ricoh Co. Ltd.	15,000	172,593
RINNAI Corp.	800	59,250
Rohm Co. Ltd.	2,400	98,398
Sankyo Co. Ltd.	1,300	63,416
Sanrio Co. Ltd.	1,100	67,481
Santen Pharmaceutical Co. Ltd.	1,800	87,258
SBI Holdings Inc.	4,345	55,962
Secom Co. Ltd.	5,100	318,572
Sega Sammy Holdings Inc.	4,068	117,080
Sekisui Chemical Co. Ltd.	9,000	91,378
Sekisui House Ltd.	13,000	174,312
Seven & I Holdings Co. Ltd.	17,940	653,392
Seven Bank Ltd.	16,000	53,390
Sharp Corp. (a)	25,000	91,561
Shikoku Electric Power Co. Inc. (a)	4,700	79,708
Shimadzu Corp.	6,000	56,768
Shimamura Co. Ltd.	500	49,697
Shimano Inc.	1,800	160,598
Shimizu Corp.	14,000	68,223
Shin-Etsu Chemical Co. Ltd.	9,600	585,991
Shinsei Bank Ltd.	39,000	94,430
Shionogi & Co. Ltd.	6,700	140,482
Shiseido Co. Ltd.	8,600	154,335

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Shizuoka Bank Ltd., The	13,000	$147,597
Showa Denko KK	36,000	48,711
Showa Shell Sekiyu KK	4,300	48,033
SMC Corp.	1,200	284,938
Softbank Corp.	22,900	1,581,881
Sojitz Corp.	33,000	64,459
Sony Corp.	23,800	507,985
Sony Financial Holdings Inc.	4,200	76,826
Stanley Electric Co. Ltd.	3,500	74,241
SUMCO Corp.	2,900	23,514
Sumitomo Chemical Co. Ltd.	33,000	125,561
Sumitomo Corp.	27,100	364,476
Sumitomo Electric Industries Ltd.	17,400	251,720
Sumitomo Heavy Industries Ltd.	14,000	63,523
Sumitomo Metal Mining Co. Ltd.	11,000	155,105
Sumitomo Mitsui Financial Group Inc.	30,100	1,453,019
Sumitomo Mitsui Trust Holdings Inc.	79,000	389,796
Sumitomo Realty & Development Co. Ltd.	9,000	426,217
Sumitomo Rubber Industries Ltd.	4,300	66,100
Suntory Beverage & Food Ltd. (a)	3,000	101,175
Suruga Bank Ltd.	4,000	68,650
Suzuken Co. Ltd.	1,640	53,891
Suzuki Motor Corp.	8,800	210,566
Sysmex Corp.	1,800	114,635
T&D Holdings Inc.	14,000	172,908
TAIHEIYO CEMENT CORP.	29,000	126,273
Taisei Corp.	21,000	103,189
Taisho Pharmaceutical Holdings Co. Ltd.	600	39,493
Taiyo Nippon Sanso Corp.	5,000	33,471
Takashimaya Co. Ltd.	5,000	46,747
Takeda Pharmaceutical Company Ltd.	18,800	886,495
TDK Corp.	3,100	121,420
Teijin Ltd.	23,000	52,882
Terumo Corp.	3,700	189,338
THK Co. Ltd.	2,900	64,140
Tobu Railway Co. Ltd.	25,000	131,746
Toho Co. Ltd.	2,700	56,200
Toho Gas Co. Ltd.	10,000	52,292
Tohoku Electric Power Co. Inc. (a)	10,800	132,507
Tokio Marine Holdings Inc.	16,400	534,737
Tokyo Electric Power Company Inc. (a)	33,600	208,857
Tokyo Electron Ltd.	4,000	214,050
Tokyo Gas Co. Ltd.	59,000	322,926
Tokyo Tatemono Co. Ltd.	8,000	73,086
Tokyu Corp.	28,000	199,400
Tokyu Land Corp. (b)	10,000	103,871
TonenGeneral Sekiyu KK	7,000	64,591
Toppan Printing Co. Ltd.	14,000	112,661
Toray Industries Inc.	36,000	236,228
Toshiba Corp.	97,000	434,203
Toto Ltd.	7,000	97,848
Toyo Seikan Kaisha Ltd.	3,800	74,380
Toyo Suisan Kaisha Ltd.	2,000	58,558

40	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toyoda Gosei Co. Ltd.	1,600	$39,327
Toyota Boshoku Corp.	1,700	22,708
Toyota Industries Corp.	3,700	159,225
Toyota Motor Corp.	65,800	4,197,223
Toyota Tsusho Corp.	5,200	135,641
Trend Micro Inc.	2,700	100,397
Tsumura & Co.	1,500	43,919
UBE Industries Ltd.	25,000	47,052
Unicharm Corp.	2,700	157,394
United Urban Investment Corp.	56	85,457
USS Co. Ltd.	5,200	75,174
West Japan Railway Co.	3,800	162,562
Yahoo Japan Corp.	34,800	197,198
Yakult Honsha Co. Ltd.	2,000	100,005
Yamada Denki Co. Ltd.	21,500	63,432
Yamaguchi Financial Group Inc.	5,000	49,036
Yamaha Corp.	4,200	59,820
Yamaha Motor Co. Ltd.	6,700	97,745
Yamato Holdings Co. Ltd.	8,500	191,281
Yamato Kogyo Co. Ltd.	900	33,328
Yamazaki Baking Co. Ltd.	3,000	32,352
Yaskawa Electric Corp.	5,000	70,146
Yokogawa Electric Corp.	4,800	68,268
Yokohama Rubber Company Ltd., The	5,000	49,240

		64,290,107

Netherlands (2.91%)
Aegon NV	41,827	309,524
Akzo Nobel NV	5,732	376,677
ArcelorMittal	24,208	332,738
ASML Holding NV	8,432	832,728
Corio NV	1,512	65,139
Delta Lloyd NV	4,618	98,273
Fugro NV	1,643	100,223
Gemalto NV	1,938	208,094
Heineken Holding NV	2,373	150,098
Heineken NV	5,577	395,275
ING Groep NV (a)	91,830	1,037,464
Koninklijke Ahold NV	24,046	416,555
Koninklijke Boskalis Westminster NV CVA	1,782	78,929
Koninklijke DSM NV	3,712	280,115
Koninklijke KPN NV	75,851	241,658
Koninklijke Philips NV	22,698	731,748
Koninklijke Vopak NV	1,674	95,920
OCI NV (a)	2,177	73,629
Randstad Holding NV	2,870	161,675
Reed Elsevier NV	16,529	332,400
TNT Express NV	8,109	74,027
Unibail-Rodamco SE	2,286	567,186
Unilever NV CVA	38,808	1,509,678
Wolters Kluwer - CVA	7,321	188,725
Ziggo NV	3,596	145,654

		8,804,132

	Shares	Value
Common Stocks (Cont.)
New Zealand (0.12%)
Auckland International Airport Ltd.	22,590	$62,196
Contact Energy Ltd.	9,092	40,853
Fletcher Building Ltd.	16,252	128,232
SKYCITY Entertainment Group Ltd.	12,916	43,017
Telecom Corp. of New Zealand Ltd.	39,201	75,698

		349,996

Norway (0.79%)
Aker Solutions ASA	3,887	54,589
DnB NOR ASA	23,170	351,793
Gjensidige Forsikring ASA	5,047	76,210
Norsk Hydro ASA	22,479	93,194
Orkla ASA	17,246	125,619
Seadrill Ltd.	9,046	405,872
Statoil ASA	26,580	603,363
Subsea 7 SA (a)	6,017	125,078
Telenor ASA	16,574	378,708
Yara International ASA	4,530	187,053

		2,401,479

Portugal (0.19%)
Banco Espirito Santo SA Reg. (a)	45,190	48,113
Energias de Portugal SA	48,117	175,757
Galp Energia SGPS SA B Shares	8,028	133,532
Jeronimo Martins SGPS SA	6,268	128,721
Portugal Telecom SGPS SA	16,229	73,133

		559,256

Singapore (1.53%)
Ascendas Real Estate Investment Trust	47,000	85,417
CapitaCommercial Trust	43,000	49,699
Capitaland Ltd.	62,692	154,413
Capitamall Trust	58,000	90,614
CapitaMalls Asia Ltd.	34,000	52,983
City Developments Ltd.	10,031	81,956
Comfortdelgro Corp. Ltd.	47,000	73,803
DBS Group Holdings Ltd.	40,667	532,264
Genting Singapore PLC	150,400	172,033
Global Logistic Properties Ltd.	75,000	172,771
Golden Agri-Resources Ltd.	166,702	69,097
Hutchison Port Holdings Trust	130,000	101,400
Jardine Cycle & Carriage Ltd.	2,015	61,275
Keppel Corp. Ltd.	35,202	292,380
Keppel Land Ltd.	18,000	50,791
Noble Group Ltd.	108,654	80,545
Olam International Ltd.	29,900	36,465
Oversea-Chinese Banking Corporation Ltd.	61,000	500,817
Sembcorp Industries Ltd.	21,200	89,393
Sembcorp Marine Ltd.	21,200	76,550
Singapore Airlines Ltd.	13,000	108,182
Singapore Exchange Ltd.	21,000	121,526

See accompanying notes to schedules of investments.	41

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Singapore Press Holdings Ltd.	39,030	$127,865
Singapore Technologies Engineering Ltd.	36,381	120,927
Singapore Telecommunications Ltd.	189,150	562,377
StarHub Ltd.	15,000	51,293
United Overseas Bank Ltd.	30,616	504,430
UOL Group Ltd.	10,461	51,281
Wilmar International Ltd.	48,000	121,286
Yangzijiang Shipbuilding Holdings Ltd.	48,000	41,896

		4,635,729

Spain (3.14%)
Abertis Infraestructuras SA	8,642	167,946
Abertis Infraestructuras SA Rights (a)	8,642	8,406
Acciona SA	580	32,999
ACS Actividades de Construccion y Servicios SA	3,768	119,792
Amadeus IT Holding SA A Shares	9,175	325,205
Banco Bilbao Vizcaya Argentaria SA	131,798	1,472,783
Banco Bilbao Vizcaya Argentaria SA Rights (a)	131,798	18,009
Banco de Sabadell SA	61,506	154,851
Banco de Sabadell SA Rights (a) (b)	61,506	12,664
Banco Popular Espanol SA (a)	30,575	164,171
Banco Santander SA	267,685	2,182,966
Bankia SA (a)	98,385	107,146
CaixaBank	29,038	127,438
Distribuidora Internacional de Alimentacion SA	14,395	124,811
Enagas SA	4,514	110,624
Ferrovial SA	9,878	177,600
Gas Natural SDG SA	8,551	178,498
Grifols SA	3,546	145,595
Iberdrola SA	113,895	661,786
Industria de Diseno Textil SA	5,190	799,725
International Consolidated Airlines Group SA (a)	20,436	111,693
Mapfre SA	19,111	68,411
Red Electrica Corporacion SA	2,447	139,270
Repsol SA	20,537	509,132
Telefonica SA (a)	97,519	1,518,498
Zardoya Otis SA	4,040	65,586

		9,505,605

Sweden (3.23%)
Alfa Laval AB	7,335	177,021
Assa Abloy AB Class B	8,102	371,900
Atlas Copco AB Class A	16,252	475,925
Atlas Copco AB Class B	9,356	247,195
Boliden AB	6,896	103,332
Electrolux AB Series B	5,897	153,144
Elekta AB B Shares	9,032	145,317
Getinge AB B Shares	4,571	163,374
Hennes & Mauritz AB (H&M) B Shares	22,778	989,207
Hexagon AB B Shares	5,817	175,414
Husqvarna AB B Shares	10,537	68,419

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Industrivarden AB C Shares	2,968	$54,634
Investment AB Kinnevik B Shares	5,361	185,604
Investor AB B Shares	10,602	321,688
Lundin Petroleum AB (a)	5,481	118,205
Millicom International Cellular SA SDR	1,498	132,279
Nordea Bank AB	67,564	814,759
Ratos AB B Shares	4,836	45,036
Sandvik AB	25,693	355,009
Scania AB Class B	7,558	161,940
Securitas AB Class B	7,894	90,158
Skandinaviska Enskilda Banken AB Class A	36,595	387,776
Skanska AB Class B	9,310	179,052
SKF AB B Shares	9,423	262,308
Svenska Cellulosa AB B Shares	14,105	355,550
Svenska Handelsbanken AB A Shares	11,968	511,927
Swedbank AB-A Shares	21,799	507,774
Swedish Match AB	4,943	174,440
Tele2 AB B Shares	8,000	102,323
Telefonaktiebolaget LM Ericsson B Shares	72,800	968,522
TeliaSonera AB	57,372	439,572
Volvo AB B Shares	35,646	533,855

		9,772,659

Switzerland (8.97%)
ABB Ltd. Reg.	52,345	1,238,082
Actelion Ltd. Reg.	2,458	174,494
Adecco SA Reg.	3,202	228,019
Aryzta AG	2,151	143,781
Baloise Holding AG Reg.	1,180	130,480
Banque Cantonale Vaudoise (BCV) Reg.	75	41,321
Barry Callebaut AG Reg.	44	44,178
Compagnie Financiere Richemont SA Reg.	12,562	1,258,491
Credit Suisse Group AG Reg.	35,520	1,084,826
Ems-Chemie Holding AG Reg	173	61,215
Geberit AG Reg.	938	253,286
Givaudan SA Reg.	193	281,919
Holcim Ltd. Reg.	5,548	412,872
Julius Baer Group Ltd.	5,450	254,315
Kuehne & Nagel International AG Reg.	1,281	167,854
Lindt & Spruengli AG	22	90,277
Lindt & Spruengli AG Reg.	3	142,644
Lonza Group AG Reg.	1,300	106,375
Nestle SA Reg.	77,462	5,417,672
Novartis AG	54,793	4,210,885
Pargesa Holding SA	681	51,093
Partners Group Holding AG	391	95,853
Roche Holding AG	16,736	4,513,640
Schindler Holding AG	1,157	173,739
Schindler Holding AG Reg.	543	78,897
SGS SA Reg	128	305,581

42	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Sika AG	48	$139,910
Sonova Holding AG Reg.	1,202	149,394
Sulzer AG Reg.	564	87,311
Swatch Group AG Reg., The	1,093	123,277
Swatch Group AG, The	743	478,162
Swiss Life Holding AG Reg.	777	147,092
Swiss Prime Site AG Reg.	1,325	102,487
Swiss Re AG	8,336	689,481
Swisscom AG	544	261,428
Syngenta AG Reg.	2,221	907,212
Transocean Ltd.	8,641	383,822
UBS AG Reg.	86,686	1,773,308
Zurich Insurance Group AG	3,534	910,122

		27,114,795

United Kingdom (21.32%)
3i Group PLC	21,674	127,650
Aberdeen Asset Management PLC	23,183	142,092
Admiral Group PLC	4,312	86,072
Aggreko PLC	6,561	170,371
AMEC PLC	6,691	116,336
Anglo American PLC	33,176	815,297
Antofagasta PLC	9,805	129,923
ARM Holdings PLC	33,306	531,643
Associated British Foods PLC	8,228	249,889
AstraZeneca PLC	29,699	1,546,004
Aviva PLC	69,026	443,409
Babcock International Group PLC	8,948	173,252
BAE Systems PLC	76,424	562,197
Barclays PLC Sponsored ADR	290,477	1,248,523
Barclays PLC Sponsored ADR Rights (a)	72,619	94,932
BG Group PLC	80,893	1,545,956
BHP Billiton PLC	50,482	1,487,402
BP PLC	455,278	3,192,164
British American Tobacco PLC	45,692	2,423,654
British Land Co. PLC	22,701	212,235
British Sky Broadcasting Group PLC	24,836	349,802
BT Group PLC	188,971	1,047,488
Bunzl PLC	7,962	172,464
Burberry Group PLC	10,307	272,649
Capita PLC	15,708	253,280
Carnival PLC	4,528	153,498
Centrica PLC	123,567	739,558
Cobham PLC	24,122	112,194
Compass Group PLC	43,800	602,717
Croda International PLC	3,321	142,743
Diageo PLC	59,584	1,895,451
Direct Line Insurance Group PLC	20,185	69,668
easyJet PLC	3,869	80,048
Experian PLC	24,035	457,974
Fresnillo PLC	4,520	71,199
G4S PLC	31,570	129,969
GKN PLC	38,488	213,094
GlaxoSmithKline PLC	117,213	2,955,453
Glencore Xstrata PLC	253,401	1,381,248

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Hammerson PLC	17,233	$139,772
Hargreaves Lansdown PLC	5,175	82,061
HSBC Holdings PLC	445,043	4,822,897
ICAP PLC	13,524	81,949
IMI PLC	7,304	172,046
Imperial Tobacco Group PLC	22,984	850,966
Inmarsat PLC	11,000	126,258
InterContinental Hotels Group PLC	6,275	183,058
Intertek Group PLC	3,712	198,609
Intu Properties PLC	16,885	87,773
Invensys PLC	14,661	118,199
Investec PLC	12,634	81,895
ITV PLC	85,662	243,103
J Sainsbury PLC	27,963	177,229
Johnson Matthey PLC	4,699	213,611
Kingfisher PLC	55,539	346,971
Land Securities Group PLC	18,231	271,235
Legal & General Group PLC	139,836	444,159
Lloyds Banking Group PLC (a)	1,099,540	1,309,758
London Stock Exchange Group PLC	4,159	103,486
Marks & Spencer Group PLC	39,238	315,452
Meggitt PLC	19,120	169,934
Melrose Industries PLC	29,574	143,536
National Grid PLC	87,028	1,029,199
Next PLC	3,780	315,763
Old Mutual PLC	115,447	350,619
Pearson PLC	19,318	393,113
Persimmon PLC	7,338	129,011
Petrofac Ltd.	6,369	144,866
Prudential PLC	61,294	1,142,125
Randgold Resources Ltd.	2,133	153,698
Reckitt Benckiser Group PLC	15,322	1,121,177
Reed Elsevier PLC	28,440	383,526
Resolution Ltd.	34,700	178,527
Rexam PLC	18,074	140,916
Rio Tinto PLC	30,177	1,476,844
Rolls-Royce Holdings PLC	44,829	807,020
Royal Bank of Scotland Group PLC (a)	50,928	296,728
Royal Dutch Shell PLC Class A	90,444	2,986,966
Royal Dutch Shell PLC Class B	60,964	2,106,638
RSA Insurance Group PLC	86,965	170,212
SABMiller PLC	23,010	1,170,982
Sage Group PLC, The	26,038	139,020
Schroders PLC	2,400	100,087
SEGRO PLC	17,831	89,487
Serco Group PLC	11,902	105,300
Severn Trent PLC	5,910	168,679
Shire PLC	13,150	527,530
Smith & Nephew PLC	21,857	272,815
Smiths Group PLC	9,113	206,395
SSE PLC	22,826	544,688
Standard Chartered PLC	57,410	1,376,458
Standard Life PLC	57,413	321,035
Tate & Lyle PLC	11,504	137,165
Tesco PLC	192,383	1,118,102
Travis Perkins PLC	5,932	158,455

See accompanying notes to schedules of investments.	43

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Tui Travel PLC	9,376	$55,812
Tullow Oil PLC	21,305	353,185
Unilever PLC	30,402	1,200,915
United Utilities Group PLC	15,647	175,037
Vedanta Resources PLC	2,263	39,640
Vodafone Group PLC	1,159,499	4,054,568
Weir Group PLC, The	4,892	184,528
Whitbread PLC	4,390	210,651
William Hill PLC	20,900	136,355
William Morrison Supermarkets PLC	53,178	241,052
Wolseley PLC	6,451	333,880
WPP PLC	30,495	626,978

		64,459,202

United States (0.04%)
Coca-Cola HBC AG Sponsored ADR	4,506	134,594

		134,594

Total Common Stocks
(cost $252,819,616)		296,315,391

Preferred Stocks (0.58%)
Germany (0.58%)
Bayerische Moteren Werke (BMW) AG PFD	1,238	100,992
Fuchs Petrolub AG PFD	867	72,604
Henkel AG & Co. KGaA PFD	4,174	430,117
Porsche Automobil Holding SE PFD	3,588	313,570
RWE AG-Non Voting PFD	986	32,347
Volkswagen AG PFD	3,458	815,169

		1,764,799

Total Preferred Stocks
(cost $714,595)		1,764,799

Shares		Value
Short-term Investments (0.01%)
State Street Institutional U.S. Government Money Market Fund	16,805	$16,805

Total Short-term Investments
(cost $ 16,805)		16,805

TOTAL INVESTMENTS (98.58%)
(cost $ 253,551,016)		298,096,995
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (1.42%)		4,281,954

NET ASSETS (100.00%)		$302,378,949

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(c)	At September 30, 2013, cash in the amount of $119,289 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

ADR - American Depositary Receipt

44	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$87,666,585	29.41
British Pound	64,459,202	21.62
Japanese Yen	64,290,107	21.57
Swiss Franc	27,114,795	9.10
Australian Dollar	23,800,206	7.98
Swedish Krona	9,772,659	3.28
Hong Kong Dollar	8,772,216	2.94
Singapore Dollar	4,534,329	1.52
Danish Krone	3,349,712	1.12
Norwegian Krone	2,401,479	0.81
Israeli Shekel	1,332,910	0.45
New Zealand Dollar	349,996	0.12
United States Dollar	252,799	0.08

Total Investments	$298,096,995	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR

CLASSIFICATIONS

Sector	Value	%
Financials	$75,632,641	25.01
Industrials	38,750,229	12.81
Consumer Discretionary	35,248,737	11.66
Consumer Staples	33,533,995	11.09
Health Care	29,690,769	9.82
Materials	24,456,960	8.09
Energy	20,435,949	6.76
Telecommunication Services	16,307,069	5.39
Information Technology	12,950,197	4.28
Utilities	11,073,644	3.66

Total Stocks	298,080,190	98.57
Short-term Investments	16,805	0.01
Cash and Other Assets, Net Liabilities	4,281,954	1.42

Net Assets	$302,378,949	100.00%

OPEN FUTURES CONTRACTS

	Contracts		Notional	Market	Unrealized
Description	Purchased	Expiration	Value	Value	Gain (Loss)
ASX SPI 200 Index	4	December 2013	$489,685	$488,376	$(1,309)
Euro Stoxx 50 Index	35	December 2013	1,365,658	1,364,007	(1,651)
FTSE 100 Index	13	December 2013	1,383,072	1,353,550	(29,522)
Nikkei 225 Index	14	December 2013	1,023,898	1,036,178	12,280

Total					$(20,202)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

		Settlement	Foreign amount	U.S. Dollar amount	Unrealized	Unrealized
Currency	Counterparty	Date	Purchased (Sold)	Purchased (Sold)	Gain	(Loss)
Australian Dollar	Citibank N.A.	10/01/2013	(19,000)	$17,753	$27	$—
British Pound	Citibank N.A.	10/01/2013	(51,000)	82,533	—	(31)
Euro	Citibank N.A.	10/01/2013	(79,000)	106,912	36	—
Hong Kong Dollar	Citibank N.A.	10/02/2013	(74,000)	9,542	1	—
Israeli Shekel	Citibank N.A.	10/01/2013	(1,000)	284	1	—
Japanese Yen	Citibank N.A.	10/01/2013	(2,094,000)	21,324	20	—
Norwegian Krone	Citibank N.A.	10/01/2013	(3,000)	499	1	—

Total					$86	$(31)

See accompanying notes to schedules of investments.	45

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

	Shares	Value
Registered Investment Companies (99.73%)
State Farm Variable Product Trust Bond Fund (a)	2,975,195	$31,299,053
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	3,268,695	55,110,198

Total Registered Investment Companies
(cost $ 69,962,650)		86,409,251

TOTAL INVESTMENTS (99.73%)
(cost $ 69,962,650)		86,409,251
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.27%)		237,195

NET ASSETS (100.00%)		$86,646,446

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

46	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (66.74%)
Aerospace/Defense (0.85%)
Northrop Grumman Corp. 3.250%, 08/01/2023	$1,500,000	$1,417,677

Agriculture, Foods, & Beverage (6.29%)
Coca-Cola Co., The 1.800%, 09/01/2016	500,000	514,010
Hershey Co. 5.450%, 09/01/2016	500,000	563,618
General Mills Inc. 5.700%, 02/15/2017	1,000,000	1,134,910
Coca-Cola Co., The 5.350%, 11/15/2017	2,000,000	2,302,822
Pepsico Inc. 5.000%, 06/01/2018	1,000,000	1,132,396
Campbell Soup Co. 4.250%, 04/15/2021	1,000,000	1,044,745
Kellogg Co. 3.125%, 05/17/2022	1,000,000	972,473
Sysco Corp. 2.600%, 06/12/2022	1,000,000	946,201
Kellogg Co. 2.750%, 03/01/2023	1,000,000	926,024
Pepsico Inc. 2.750%, 03/01/2023	1,000,000	936,665

		10,473,864

Banks (2.28%)
Mellon Funding Corp. 5.200%, 05/15/2014	500,000	515,156
US Bank NA 4.950%, 10/30/2014	500,000	524,060
Fifth Third Bank 4.750%, 02/01/2015	500,000	524,156
Wachovia Bank NA 5.600%, 03/15/2016	500,000	552,266
Wells Fargo Bank NA 5.750%, 05/16/2016	500,000	557,882
Bank of America NA 6.000%, 06/15/2016	500,000	547,676
Wachovia Corp. 5.750%, 06/15/2017	500,000	575,030

		3,796,226

Building Materials & Construction (0.68%)
CRH America Inc. 6.000%, 09/30/2016	1,000,000	1,125,099

Chemicals (3.90%)
Praxair Inc. 5.375%, 11/01/2016	1,000,000	1,125,001
Rohm & Haas Co. 6.000%, 09/15/2017	500,000	573,753
E.I. du Pont de Nemours and Co. 6.000%, 07/15/2018	500,000	591,294
Praxair Inc. 2.450%, 02/15/2022	1,000,000	939,172

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
PPG Industries Inc. 2.700%, 08/15/2022	$500,000	$463,662
Dow Chemical Co., The 3.000%, 11/15/2022	1,000,000	920,794
E.I. du Pont de Nemours and Co. 2.800%, 02/15/2023	1,000,000	941,630
Praxair Inc. 2.700%, 02/21/2023	500,000	473,339
International Flavors & Fragrances Inc. 3.200%, 05/01/2023	500,000	472,726

		6,501,371

Commercial Service/Supply (1.25%)
Pitney Bowes Inc. 5.750%, 09/15/2017	1,000,000	1,102,107
Cintas Corp. No. 2 3.250%, 06/01/2022	1,000,000	972,870

		2,074,977

Computers (0.70%)
International Business Machines Corp. 5.700%, 09/14/2017	1,000,000	1,157,895

Consumer & Marketing (2.87%)
Procter & Gamble Co., The 4.950%, 08/15/2014	1,000,000	1,040,536
Estee Lauder Co. Inc. 5.550%, 05/15/2017	1,000,000	1,119,911
Kimberly-Clark Corp. 6.125%, 08/01/2017	500,000	585,504
Unilever Capital Corp. 4.250%, 02/10/2021	1,000,000	1,083,463
Procter & Gamble Co., The 2.300%, 02/06/2022	1,000,000	952,425

		4,781,839

Electronic/Electrical Manufacturing (0.91%)
Emerson Electric Co. 5.125%, 12/01/2016	500,000	560,293
2.625%, 02/15/2023	1,000,000	948,515

		1,508,808

Financial Services (3.46%)
JPMorgan Chase & Co. 5.375%, 01/15/2014	500,000	507,098
General Electric Capital Corp. 4.875%, 03/04/2015	500,000	529,103
5.375%, 10/20/2016	500,000	557,436
5.400%, 02/15/2017	500,000	562,380
Simon Property Group Inc. 6.125%, 05/30/2018	1,000,000	1,172,864
JPMorgan Chase & Co. 4.350%, 08/15/2021	1,000,000	1,035,871

See accompanying notes to schedules of investments.	47

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
General Electric Capital Corp. 3.100%, 01/09/2023	$1,000,000	$935,481
JPMorgan Chase & Co. 3.200%, 01/25/2023	500,000	467,759

		5,767,992

Health Care (9.19%)
Schering-Plough Corp. 5.300%, 12/01/2013	500,000	504,001
AstraZeneca PLC 5.400%, 06/01/2014	1,000,000	1,033,368
Merck & Co. Inc. 4.750%, 03/01/2015	500,000	529,662
Baxter International Inc. 5.900%, 09/01/2016	500,000	569,592
Eli Lilly & Co. 5.200%, 03/15/2017	1,000,000	1,124,061
Wyeth 5.450%, 04/01/2017	500,000	570,854
Amgen Inc. 5.850%, 06/01/2017	500,000	570,476
Johnson & Johnson 5.550%, 08/15/2017	500,000	578,448
AstraZeneca PLC 5.900%, 09/15/2017	500,000	581,774
Schering-Plough Corp. 6.000%, 09/15/2017	500,000	582,012
Bristol-Myers Squibb Co. 5.450%, 05/01/2018	500,000	580,568
GlaxoSmithKline Capital Inc. 5.650%, 05/15/2018	1,000,000	1,164,033
Medtronic Inc. 4.125%, 03/15/2021	1,000,000	1,063,104
Sanofi-Aventis 4.000%, 03/29/2021	1,000,000	1,060,612
GlaxoSmithKline Capital Inc. 2.800%, 03/18/2023	1,000,000	944,252
Medtronic Inc. 2.750%, 04/01/2023	1,000,000	939,296
Baxter International Inc. 3.200%, 06/15/2023	2,000,000	1,951,384
Pfizer Inc. 3.000%, 06/15/2023	1,000,000	958,560

		15,306,057

Machinery & Manufacturing (5.28%)
Caterpillar Inc. 5.700%, 08/15/2016	500,000	564,360
Eaton Corp. 5.300%, 03/15/2017	1,000,000	1,102,653
Honeywell International Inc. 5.300%, 03/15/2017	500,000	565,636
John Deere Capital Corp. 5.500%, 04/13/2017	500,000	564,062
Cooper U.S. Inc. 6.100%, 07/01/2017	1,000,000	1,155,013

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Caterpillar Financial Services Corp. 5.850%, 09/01/2017	$500,000	$576,758
2.850%, 06/01/2022	1,000,000	955,582
Deere & Co. 2.600%, 06/08/2022	1,000,000	943,363
Covidien International 3.200%, 06/15/2022	1,000,000	980,045
3M Co. 2.000%, 06/26/2022	500,000	466,340
Caterpillar Financial Services Corp. 2.625%, 03/01/2023	1,000,000	926,738

		8,800,550

Media & Broadcasting (1.27%)
Walt Disney Co., The 5.625%, 09/15/2016	1,000,000	1,134,927
Comcast Corp. 3.125%, 07/15/2022	1,000,000	974,244

		2,109,171

Mining & Metals (2.83%)
Barrick Gold Finance Inc. 4.875%, 11/15/2014	1,000,000	1,035,241
Alcan Inc. 5.000%, 06/01/2015	500,000	530,938
Alcoa Inc. 5.550%, 02/01/2017	1,000,000	1,073,262
BHP Billiton Finance USA Ltd. 5.400%, 03/29/2017	500,000	563,899
Rio Tinto Finance USA Ltd. 6.500%, 07/15/2018	500,000	589,626
3.500%, 03/22/2022	500,000	483,329
Barrick Gold Corp. 3.850%, 04/01/2022	500,000	442,196

		4,718,491

Oil & Gas (3.87%)
ConocoPhillips Canada 5.625%, 10/15/2016	500,000	567,251
Apache Corp. 5.625%, 01/15/2017	500,000	564,801
Shell International Finance 5.200%, 03/22/2017	500,000	565,582
Canadian National Resources 5.700%, 05/15/2017	500,000	565,352
Weatherford International Inc. 6.350%, 06/15/2017	500,000	561,022
EOG Resources Inc. 5.875%, 09/15/2017	500,000	579,633
Husky Energy Inc. 6.200%, 09/15/2017	500,000	575,474
ConocoPhillips 5.200%, 05/15/2018	500,000	570,459
Apache Corp. 3.250%, 04/15/2022	1,000,000	978,993

48	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Shell International Finance 2.375%, 08/21/2022	$500,000	$459,991
EOG Resources Inc. 2.625%, 03/15/2023	500,000	460,583

		6,449,141

Retailers (5.57%)
Lowe’s Companies Inc. 5.000%, 10/15/2015	1,000,000	1,085,077
Target Corp. 5.875%, 07/15/2016	1,000,000	1,135,725
Lowe’s Companies Inc. 5.400%, 10/15/2016	500,000	565,667
McDonald’s Corp. 5.300%, 03/15/2017	1,000,000	1,119,167
Wal-Mart Stores Inc. 5.375%, 04/05/2017	1,000,000	1,139,956
Target Corp. 5.375%, 05/01/2017	500,000	569,310
CVS Caremark Corp. 5.750%, 06/01/2017	500,000	571,768
Wal-Mart Stores Inc. 5.800%, 02/15/2018	500,000	586,612
Home Depot Inc. 4.400%, 04/01/2021	1,000,000	1,096,347
Walgreen Co. 3.100%, 09/15/2022	500,000	470,479
Home Depot Inc. 2.700%, 04/01/2023	1,000,000	938,380

		9,278,488

Telecom & Telecom Equipment (2.48%)
BellSouth Corp. 5.200%, 09/15/2014	1,000,000	1,043,859
Verizon Communications Inc. 5.500%, 04/01/2017	1,000,000	1,124,420
AT&T Inc. 4.450%, 05/15/2021	1,000,000	1,050,216
Vodafone Group PLC 2.950%, 02/19/2023	1,000,000	918,740

		4,137,235

Transportation (0.85%)
Burlington North Santa Fe 3.000%, 03/15/2023	1,500,000	1,411,473

Utilities & Energy (12.21%)
Union Electric Co. 5.500%, 05/15/2014	1,000,000	1,026,074
Carolina Power & Light 5.250%, 12/15/2015	1,000,000	1,099,969
Ohio Power Co. 6.000%, 06/01/2016	1,000,000	1,119,897
Commonwealth Edison Co. 5.950%, 08/15/2016	500,000	565,753

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Baltimore Gas & Electric Co. 5.900%, 10/01/2016	$500,000	$567,748
Consolidated Edison Co. NY 5.300%, 12/01/2016	1,000,000	1,134,335
Georgia Power Co. 5.700%, 06/01/2017	1,000,000	1,142,153
Jersey Central Power & Light 5.650%, 06/01/2017	1,000,000	1,104,360
Atmos Energy Corp. 6.350%, 06/15/2017	500,000	576,994
Kansas City Power & Light Co. 5.850%, 06/15/2017	1,000,000	1,118,036
Union Electric Co. 6.400%, 06/15/2017	500,000	582,548
MidAmerican Energy Co. 5.950%, 07/15/2017	500,000	579,731
Commonwealth Edison Co. 6.150%, 09/15/2017	500,000	585,284
Florida Power Corp. 5.800%, 09/15/2017	500,000	577,170
Virginia Electric & Power Co. 5.950%, 09/15/2017	500,000	582,102
Public Service Electric and Gas Co. 5.300%, 05/01/2018	500,000	572,544
Florida Power Corp. 5.650%, 06/15/2018	500,000	581,716
Pacificorp 5.650%, 07/15/2018	500,000	582,600
Appalachian Power Co. 4.600%, 03/30/2021	500,000	536,063
Southern California Edison Co. 3.875%, 06/01/2021	1,000,000	1,058,251
Baltimore Gas & Electric Co. 2.800%, 08/15/2022	500,000	472,874
Northern States Power Co. 2.150%, 08/15/2022	500,000	455,476
Pacific Gas & Electric 2.450%, 08/15/2022	1,000,000	901,467
Indiana Michigan Power Co. 3.200%, 03/15/2023	1,000,000	947,589
Kansas City Power & Light Co. 3.150%, 03/15/2023	1,000,000	945,944
Public Service Company of Colorado 2.500%, 03/15/2023	1,000,000	927,983

		20,344,661

Total Corporate Bonds
(cost $105,298,994)		111,161,015

See accompanying notes to schedules of investments.	49

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (28.37%)
U.S. Treasury Notes 4.250%, 08/15/2015	$10,000,000	$10,735,550
3.250%, 03/31/2017	8,000,000	8,659,376
3.500%, 02/15/2018	10,000,000	10,985,160
2.750%, 02/15/2019	7,500,000	7,980,465
3.625%, 02/15/2020	8,000,000	8,887,504

Total U.S. Treasury Obligations
(cost $44,835,099)		47,248,055

	Shares	Value
Short-term Investments (4.19%)
JPMorgan U.S. Government Money Market Fund	6,979,176	$6,979,176

Total Short-term Investments
(cost $6,979,176)		6,979,176

TOTAL INVESTMENTS (99.30%)
(cost $157,113,269)		165,388,246
OTHER ASSETS, NET OF LIABILITIES (0.70%)		1,170,086

NET ASSETS (100.00%)		$166,558,332

50	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

	Principal amount	Value
Short-term Investments (100.17%)
Agriculture, Foods, & Beverage (9.29%)
Coca-Cola Co. (a) 0.050%, 10/10/2013	$1,500,000	$1,499,981
Nestle Capital Corp. (a) 0.050%, 12/16/2013	1,790,000	1,789,811

		3,289,792

Automotive (15.03%)
American Honda Finance Corp. 0.100%, 11/06/2013	1,790,000	1,789,821
PACCAR Financial Corp. 0.050%, 10/11/2013	1,750,000	1,749,976
Toyota Motor Credit Corp. 0.070%, 11/13/2013	1,785,000	1,784,851

		5,324,648

Chemicals (4.09%)
EI du Pont de Nemours and Co. (a) 0.060%, 10/22/2013	1,450,000	1,449,949

Consumer & Marketing (4.23%)
Procter & Gamble Co., The (a) 0.070%, 11/21/2013	1,500,000	1,499,851

Financial Services (4.80%)
General Electric Capital Corp. 0.080%, 11/26/2013	1,700,000	1,699,788

Government Agency Securities (b) (26.96%)
Federal Home Loan Bank 0.030%, 10/02/2013	1,500,000	1,499,999
0.040%, 10/16/2013	1,500,000	1,499,975
0.040%, 11/01/2013	1,000,000	999,965
Federal Home Loan Mortgage Corp. 0.055%, 11/04/2013	1,700,000	1,699,912
Federal National Mortgage Association 0.050%, 10/23/2013	3,850,000	3,849,882

		9,549,733

Health Care (10.33%)
Abbott Laboratories (a) 0.050%, 10/08/2013	1,785,000	1,784,983
Roche Holdings Inc. (a) 0.040%, 12/16/2013	1,875,000	1,874,842

		3,659,825

Machinery & Manufacturing (3.81%)
John Deere Capital Corp. (a) 0.040%, 11/01/2013	1,350,000	1,349,953
Oil & Gas (5.03%)
Exxon Mobil Corp. 0.060%, 10/30/2013	1,780,000	1,779,914

	Shares	Value
Short-term Investments (Cont.)
Registered Investment Companies (5.31%)
JPMorgan U.S. Government Money Market Fund	1,879,811	$1,879,811

	Principal amount	Value
U.S. Government Obligations (11.29%)
U.S. Treasury Bill 0.021%, 10/24/2013	$1,000,000	$999,987
0.026%, 11/29/2013	3,000,000	2,999,872

		3,999,859

Total Short-term Investments
(cost $ 35,483,123)		35,483,123

TOTAL INVESTMENTS (100.17%)
(cost $ 35,483,123)		35,483,123
LIABILITIES, NET OF OTHER ASSETS (-0.17%)		(59,394)

NET ASSETS (100.00%)		$35,423,729

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to schedules of investments.	51

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stocks and other equity securities of large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stock and other equity securities of small and mid-capitalization companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2 by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3 by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes.

Foreign Currency Translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2013. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Short Sales

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of corporate actions (e.g., corporate mergers or spin-offs) that no longer are included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of the Funds.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent events”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including reviewing a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of September 30, 2013:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$48,825,075	$—	$—	$48,825,075
Short-term Investments	1,285,148	—	—	1,285,148
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	55,119,583	—	—	55,119,583
Registered Investment Companies	270,627	—	—	270,627
Short-term Investments	574,087	—	—	574,087
International Equity Fund					—	(114)	—	(114)
Common Stocks (a)	44,358,441	—	—	44,358,441
Preferred Stocks (a)	316,288	—	—	316,288
Short-term Investments	862,504	—	—	862,504
Large Cap Index Fund					(12,800)	—	—	(12,800)
Common Stocks (a)	545,784,496	—	—	545,784,496
Short-term Investments	8,789,639	—	—	8,789,639
Small Cap Index Fund					46,497	—	—	46,497
Common Stocks (a)	282,246,795	0	0	282,246,795
Registered Investment Companies	3,348,250	—	—	3,348,250
Short-term Investments	3,092,770	—	—	3,092,770
International Index Fund					(20,202)	55	—	(20,147)
Common Stocks (a)	296,198,856	116,535	0	296,315,391
Preferred Stocks (a)	1,764,799	—	—	1,764,799
Short-term Investments	16,805	—	—	16,805
Balanced Fund					—	—	—	—
Registered Investment Companies	86,409,251	—	—	86,409,251
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	111,161,015	—	111,161,015
U.S. Treasury Obligations	—	47,248,055	—	47,248,055
Short-term Investments	6,979,176	—	—	6,979,176
Money Market Fund					—	—	—	—
Short-term Investments	1,879,811	33,603,312	—	35,483,123

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

On December 31, 2012, substantially all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund were fair valued using the independent statistical fair value service in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. On September 30, 2013, substantially all of the common stocks and preferred stocks in these Funds were valued at last traded price (except as noted on the Schedules of Investments), because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on September 30, 2013 at $44,674,729 were transferred from Level 2 to Level 1 in the International Equity Fund and $297,963,655 of common stocks and preferred stocks were transferred from Level 2 to Level 1 in the International Index Fund. For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of September 30, 2013 as compared to December 31, 2012.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 4 Derivative Instruments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2012 or for the period ended September 30, 2013. The remaining Funds did not hold any Level 3 securities as of December 31, 2012, or for the period ended September 30, 2013.

4.	Derivative Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds, other than the Balanced Fund, entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds engaged in transaction hedging with the objective to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Unrealized gains and losses on forward foreign currency contracts are reflected in other assets in the Schedules of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

5.	Income Taxes

As of September 30, 2013, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$40,280,140	$10,230,592	$(400,509)	$9,830,083
Small/Mid Cap Equity Fund	47,591,006	9,379,298	(1,006,007)	8,373,291
International Equity Fund	37,854,645	8,547,553	(864,965)	7,682,588
Large Cap Index Fund	452,664,201	186,039,414	(84,129,480)	101,909,934
Small Cap Index Fund	223,975,066	95,610,669	(30,897,920)	64,712,749
International Index Fund	255,693,884	96,235,659	(53,832,548)	42,403,111
Balanced Fund	69,962,668	16,446,583	—	16,446,583
Bond Fund	157,113,269	10,222,600	(1,947,623)	8,274,977
Money Market Fund	35,483,123	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

(1) “Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2) Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3) The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date November 25, 2013

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date November 25, 2013